The PBHG Funds, Inc.
--------------------

PBHG
[LOGO OMITTED]

99

SEMI-ANNUAL REPORT
------------------
September 30, 1999

THE PBHG FUNDS, INC.

PBHG GROWTH FUNDS
         PBHG Growth Fund
         PBHG Emerging Growth Fund
         PBHG Large Cap Growth Fund
         PBHG Select Equity Fund
         PBHG Core Growth Fund
         PBHG Limited Fund
         PBHG Large Cap 20 Fund
         PBHG New Opportunities Fund

PBHG VALUE FUNDS
         PBHG Large Cap Value Fund
         PBHG Mid-Cap Value Fund
         PBHG Small Cap Value Fund
         PBHG Focused Value Fund

PBHG SPECIALTY FUNDS
         PBHG International Fund
         PBHG Cash Reserves Fund
         PBHG Technology & Communications Fund
         PBHG Strategic Small Company Fund

THE PBHG FUNDS, INC.

TABLE OF CONTENTS
---------------------------------------------------------------

Message to Shareholders                                       3

Portfolio Highlights and Statements of Net
   Assets/Schedules of Investments

PBHG GROWTH FUNDS
---------------------------------------------------------------

      PBHG Growth Fund                                        4
      PBHG Emerging Growth Fund                               8
      PBHG Large Cap Growth Fund                             12
      PBHG Select Equity Fund                                15
      PBHG Core Growth Fund                                  17
      PBHG Limited Fund                                      20
      PBHG Large Cap 20 Fund                                 24
      PBHG New Opportunities Fund                            26

PBHG VALUE FUNDS
---------------------------------------------------------------

      PBHG Large Cap Value Fund                              29
      PBHG Mid-Cap Value Fund                                32
      PBHG Small Cap Value Fund                              36
      PBHG Focused Value Fund                                42

PBHG SPECIALTY FUNDS
---------------------------------------------------------------

      PBHG International Fund                                45
      PBHG Cash Reserves Fund                                48
      PBHG Technology &
         Communications Fund                                 50
      PBHG Strategic Small
         Company Fund                                        53

Statements of Assets and Liabilities                         60
Statements of Operations                                     62
Statements of Changes in Net Assets                          64
Financial Highlights                                         70
Notes to Financial Statements                                73

THE PBHG FUNDS, INC.

MESSAGE TO SHAREHOLDERS

DEAR FELLOW SHAREHOLDERS:

Encouraged by a steady stream of positive economic reports, all segments of the domestic equity market produced good returns during the second quarter of 1999, though small capitalization stocks soared above the rest. However, during the third quarter of 1999, the stock market struggled to advance. Laboring under two interest rate hikes, tight labor conditions, smoldering signs of inflation and an expanding trade deficit, the market eventually lost its momentum. As a result, for the six months ended September 30, 1999 the S&P 500 Index rose only 0.36% and the Russell 2000 Index rose 8.24%. From highs attained during the third quarter, both of these indexes fell over 10%, the threshold amount for labeling a market decline as a "correction".

Despite these difficult market conditions, we are extremely pleased to report that most of our domestic equity mutual funds outperformed their respective benchmarks for the six-month period. Our flagship PBHG Growth Fund rose 21.87%, significantly outdistancing the 9.10% increase of the Russell 2000 Growth Index. This recent performance is a powerful reminder, to ourselves and to our shareholders, that when market sentiment shifts, it often happens dramatically and without warning.

Our disciplined approach to growth investing clearly worked well across all capitalizations, buoyed by our Funds' overweighted positions in the technology sector. For the six months ended September 30, 1999, the PBHG Large Cap 20 Fund increased 3.98%, comparing favorably to the 0.36% increase of the S&P 500 Index. The PBHG Core Growth Fund rose 17.00%, well above the 4.89% return of the Russell MidCap Growth Index. The PBHG New Opportunities Fund increased 67.09%, dramatically above its benchmark, the Russell 2000 Growth Index. The micro-cap PBHG Limited Fund's return of 28.20% also beat the Russell 2000 Growth Index by a wide margin. We must also point out that though the PBHG Value Funds faced a market that favored growth investors, the Funds turned in good performances relative to their benchmarks over this six-month period. For example, the PBHG Large Cap Value Fund rose 5.20% versus the S&P 500's return of 0.36% and the PBHG Small Cap Value Fund rose 17.93% versus the Russell 2000 Index's return of 8.24%.

Often financial markets watch the Federal Reserve watching the financial markets. As much as two years ago, some economists referred to the rising stock market as a "speculative bubble." Last year, Federal Reserve Chairman Alan Greenspan coined his now famous phrase - "irrational exuberance." But with little more than passing consideration, the stock market continued to climb. And the Federal Reserve continued to watch and worry. Last year, under the threat of global recession, the Federal Reserve had little choice but to pump additional liquidity into financial markets by lowering interest rates three times. This year, with foreign economies strengthening and domestic corporate profits soaring, the Federal Reserve had more room to move. With two rate increases, Greenspan kept his promise that the Federal Reserve would "act promptly and forcefully" at the first signs of an overheating economy and re-igniting inflation. While the current inflation picture still looks relatively benign, the Federal Reserve believes that strong domestic demand, a tight labor market and rising core producer prices are possible threats to future price stability. Financial markets are watching the Fed very closely now. Some economists are beginning to replace the question about a speculative bubble with a matter-of-fact reference to our "bubble economy."

Does the market's recent correction suggest that the bubble is about to burst? Of course, we don't know. As easy as it might be to come to that conclusion now, it was even easier to come to that conclusion this time last year, when we experienced a temporary bear market. What we do know is that investors who were fearful of a bursting speculative bubble two years ago or even last year missed out on a significant part of this bull market.

Perhaps nothing lasts forever. Perhaps the United States economy's near-perfect confluence of low inflation, low unemployment, rising corporate earnings, relatively stable interest rates, strong consumer confidence and a rising stock market can not last forever. Perhaps the Federal Reserve will raise interest rates again, and the market will lose more momentum. Or perhaps the Federal Reserve's two rate hikes were sufficient to stave off inflation and the market will respond favorably again. Clearly, a successful long-term investor needs equal amounts of discipline and patience.

We thank you for your continuing confidence in the PBHG Funds.

Sincerely,

[PHOTO OF HAROLD J. BAXTER OMITTED]   [PHOTO OF GARY L. PILGRIM OMITTED]
/S/SIGNATURE                          /S/SIGNATURE

Harold J. Baxter                      Gary L. Pilgrim
CHAIRMAN                              PRESIDENT
THE PBHG FUNDS, INC.                  THE PBHG FUNDS, INC.

THE PBHG FUNDS, INC.

PBHG GROWTH FUND (UNAUDITED)

PBHG GROWTH FUND

                 COMPARISON OF CHANGE IN THE VALUE OF A $10,000
                 INVESTMENT IN THE PBHG GROWTH FUND, PBHG CLASS,
                      VERSUS THE RUSSELL 2000 GROWTH INDEX
                   AND THE LIPPER MID-CAP GROWTH FUNDS AVERAGE

                               [LINE GRAPH OMITTED]

            PBHG       RUSSELL 2000   LIPPER MID-CAP
        GROWTH FUND,      GROWTH       GROWTH FUNDS
         PBHG CLASS       INDEX5        AVERAGE6
12/31/85  $10000          $10000          $10000
 1/31/86   10250           10228           10226
 2/28/86   11080           10983           10985
 3/31/86   11510           11482           11610
 4/30/86   11640           11763           11839
 5/31/86   12580           12194           12677
 6/30/86   12680           12233           12944
 7/31/86   11700           10918           11748
 8/31/86   12380           11153           12271
 9/30/86   11240           10245           11180
10/31/86   12193           10766           11915
11/30/86   12676           10718           12043
12/31/86   12394           10358           11758
 1/31/87   14728           11691           13438
 2/28/87   16509           12823           14735
 3/31/87   16871           13175           14944
 4/30/87   16911           12767           14783
 5/31/87   17046           12677           14970
 6/30/87   16508           12991           15077
 7/31/87   16604           13302           15573
 8/31/87   17548           13687           16261
 9/30/87   17524           13413           15991
10/31/87   12898            8994           11597
11/30/87   11840            8399           10765
12/31/87   13832            9273           12212
 1/31/88   13566            9454           12280
 2/29/88   14814           10334           13242
 3/31/88   14660           10888           13439
 4/30/88   15011           11151           13674
 5/31/88   14576           10783           13419
 6/30/88   15684           11579           14400
 7/31/88   14969           11363           13948
 8/31/88   14099           10950           13405
 9/30/88   14744           11260           13940
10/31/88   14449           11073           13725
11/30/88   14119           10642           13389
12/31/88   14780           11162           14002
 1/31/89   15792           11638           14874
 2/28/89   15553           11667           14794
 3/31/89   15244           11991           15171
 4/30/89   16467           12588           16180
 5/31/89   18020           13191           17067
 6/30/89   17004           12767           16569
 7/31/89   18401           13365           17763
 8/31/89   19177           13749           18378
 9/30/89   19896           13907           18558
10/31/89   18852           13146           17760
11/30/89   18698           13263           18017
12/31/89   19109           13413           18223
 1/31/90   17501           12029           16632
 2/28/90   18537           12485           17149
 3/31/90   19377           13057           17919
 4/30/90   18948           12669           17493
 5/31/90   21627           13799           19361
 6/30/90   21823           13881           19516
 7/31/90   20716           13250           18872
 8/31/90   17984           11332           16583
 9/30/90   15483           10259           15235
10/31/90   14787            9683           14826
11/30/90   16614           10574           16172
12/31/90   17266           11078           17013
 1/31/91   19518           12118           18548
 2/28/91   20782           13510           20067
 3/31/91   22659           14462           21285
 4/30/91   22284           14290           21019
 5/31/91   23271           14980           22200
 6/30/91   20664           13961           20820
 7/31/91   22323           14593           22260
 8/31/91   23449           15238           23209
 9/30/91   23074           15467           23229
10/31/91   23745           16126           24038
11/30/91   22724           15285           23180
12/31/91   26179           16748           26362
 1/31/92   27174           18064           26995
 2/29/92   27447           18257           27367
 3/31/92   25782           17207           25942
 4/30/92   24862           16208           24847
 5/31/92   24688           16171           24929
 6/30/92   23544           15140           23822
 7/31/92   23420           15615           24773
 8/31/92   22649           15014           24123
 9/30/92   23644           15433           24705
10/31/92   25061           16068           25733
11/30/92   28298           17568           27691
12/31/92   33612           18050           28555
 1/31/93   33003           18274           29009
 2/28/93   30891           17281           27625
 3/31/93   34668           17726           28675
 4/30/93   33868           17164           27792
 5/31/93   37613           18193           29565
 6/30/93   39822           18236           29920
 7/31/93   40302           18418           30093
 8/31/93   43375           19300           31748
 9/30/93   47344           19938           32929
10/31/93   48145           20514           33318
11/30/93   46320           19684           32168
12/31/93   49312           20461           33564
 1/31/94   51258           21006           34393
 2/28/94   51777           20913           34249
 3/31/94   47592           19629           32242
 4/30/94   47884           19659           32190
 5/31/94   45192           19218           31592
 6/30/94   41591           18397           30097
 7/31/94   42888           18659           30781
 8/31/94   47657           20028           32981
 9/30/94   49052           20112           33074
10/31/94   50577           20326           33901
11/30/94   49571           19504           32663
12/31/94   51654           19964           33317
 1/31/95   49122           19557           33017
 2/28/95   51849           20461           34489
 3/31/95   54219           21058           35752
 4/30/95   53667           21375           35916
 5/31/95   54089           21655           36595
 6/30/95   59998           23147           39456
 7/31/95   67238           24951           42775
 8/31/95   67141           25258           43425
 9/30/95   70712           25779           44849
10/31/95   72660           24510           43957
11/30/95   75550           25591           45900
12/31/95   77660           26158           46171
 1/31/96   74186           25942           46360
 2/29/96   79673           27125           48520
 3/31/96   82140           27662           49389
 4/30/96   89056           29786           53429
 5/31/96   93114           31314           55491
 6/30/96   89348           29278           53072
 7/31/96   80128           25704           47398
 8/31/96   84218           27606           50427
 9/30/96   91621           29027           54063
10/31/96   85192           27776           52322
11/30/96   87465           28548           53729
12/31/96   85290           29105           53343
 1/31/97   85225           29832           55114
 2/28/97   76102           28031           51630
 3/31/97   68375           26052           48032
 4/30/97   68667           25751           48061
 5/31/97   77141           29621           53919
 6/30/97   80420           30626           56221
 7/31/97   85972           32195           60770
 8/31/97   84153           33161           60594
 9/30/97   90192           35808           65181
10/31/97   85160           33656           61719
11/30/97   82465           32855           60689
12/31/97   82433           32874           61174
 1/31/98   80290           32436           60183
 2/28/98   87757           35299           65546
 3/31/98   91653           36780           68882
 4/30/98   92010           37006           69502
 5/31/98   83569           34317           65575
 6/30/98   88212           34668           68703
 7/31/98   80095           31773           64883
 8/31/98   60388           24439           51556
 9/30/98   65063           26917           55299
10/31/98   66524           28320           57810
11/30/98   72530           30517           62440
12/31/98   82920           33279           70189
 1/31/99   84705           34776           73017
 2/28/99   76167           31595           67819
 3/31/99   79576           32720           72864
 4/30/99   76069           35610           75750
 5/31/99   78764           35666           75538
 6/30/99   88764           37545           81618
 7/31/99   87530           36384           80394
 8/31/99   89803           35023           80378
 9/30/99   96976           35695           82087

 1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 2   The six month returns have not been annualized.
 3   The PBHG Growth Fund-PBHG Class commenced operations on December 19, 1985.
 4 The performance shown for the Advisor Class (formerly known as the Trust Class) prior to its inception on August 16, 1996, is based on the performance and expenses of the PBHG Class. Subsequent to August 16, 1996, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The average annual total return of the PBHG Advisor Class from its inception date to September 30, 1999 was 5.04%.
 5 The Russell 2000 Growth Index is an unmanaged index comprised of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
 6 The Lipper Mid-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Mid-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The index is not intended to imply the Fund's past or future performance.

                          Average Annual Total Return1
                            As of September 30, 1999

----------------------------------------------------------------------------------------
                                            Annualized Annualized Annualized Annualized
                            6      One Year   3 Year     5 Year     10 Year   Inception
                         Months2    Return    Return     Return      Return    to Date
----------------------------------------------------------------------------------------
  PBHG Growth Fund-
     PBHG Class3          21.87%     49.05%     1.91%     14.60%     17.16%    17.91%
----------------------------------------------------------------------------------------
  PBHG Growth Fund-
     Advisor Class4       21.72%     48.65%     1.66%     14.43%     17.07%    17.85%
----------------------------------------------------------------------------------------

                                Sector Weightings
                              at September 30, 1999

                               [PIE CHART OMITTED]
                             Consumer Cyclical (12%)
                           Consumer Non-Cyclical (1%)
                                Health Care (13%)
                                 Industrial (8%)
                                 Services (17%)
                                Technology (49%)

                        % of Total Portfolio Investments

THE PBHG FUNDS, INC.
                                                         STATEMENT OF NET ASSETS
                                            ------------------------------------
                                            As of September 30, 1999 (UNAUDITED)

PBHG GROWTH FUND

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
COMMON STOCK -- 99.1%
CONSUMER CYCLICAL -- 11.8%
APPAREL MANUFACTURERS -- 0.0%
Tommy Hilfiger*                        31,600   $         891
                                                -------------
                                                          891
----------------------------------------------------------------
AUDIO/VIDEO PRODUCTS -- 4.3%
Gemstar International*              1,099,200          85,875
Polycom*                              743,000          35,409
                                                -------------
                                                      121,284
----------------------------------------------------------------
BROADCAST SERVICE/PROGRAMMING -- 0.1%
TiVo*                                  45,000           1,347
                                                -------------
                                                        1,347
----------------------------------------------------------------
MOTION PICTURES & SERVICES -- 0.8%
Macrovision*                          211,400           9,381
Zomax*                                497,600          12,875
                                                -------------
                                                       22,256
----------------------------------------------------------------
PRINTING-COMMERCIAL -- 0.5%
Consolidated Graphics*                351,900          14,824
                                                -------------
                                                       14,824
----------------------------------------------------------------
RADIO -- 0.5%
Hispanic Broadcasting*                170,900          13,010
                                                -------------
                                                       13,010
----------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 1.2%
American Eagle Outfitters*            630,700          30,550
Urban Outfitters*                     186,100           4,117
                                                -------------
                                                       34,667
----------------------------------------------------------------
RETAIL-AUTO PARTS -- 0.9%
O'Reilly Automotive*                  531,700          25,339
                                                -------------
                                                       25,339
----------------------------------------------------------------
RETAIL-BEDDING -- 1.2%
Linens `N Things*                     992,900          33,510
                                                -------------
                                                       33,510
----------------------------------------------------------------
RETAIL-DISCOUNT -- 1.2%
Dollar Tree Stores*                   811,300          32,401
                                                -------------
                                                       32,401
----------------------------------------------------------------
RETAIL-HOME FURNISHINGS -- 0.2%
Cost Plus*                            131,200           6,363
                                                -------------
                                                        6,363
----------------------------------------------------------------
RETAIL-VARIETY STORE -- 0.7%
99 Cents Only Stores*                 520,900          18,818
                                                -------------
                                                       18,818
----------------------------------------------------------------
TELEVISION -- 0.2%
Acme Communications*                  192,000           5,952
                                                -------------
                                                        5,952
                                                -------------
TOTAL CONSUMER CYCLICAL (COST $195,674)               330,662
                                                -------------
----------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 0.9%
FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.9%
American Italian Pasta*               831,000    $     23,787
                                                -------------
                                                       23,787
                                                -------------
TOTAL CONSUMER NON-CYCLICAL (COST $25,991)             23,787
----------------------------------------------------------------
HEALTH CARE -- 13.4%
DIALYSIS CENTERS -- 1.1%
Renal Care Group*                   1,401,000          30,691
                                                -------------
                                                       30,691
----------------------------------------------------------------
DRUG DELIVERY SYSTEMS -- 0.4%
Andrx*                                168,400           9,857
                                                -------------
                                                        9,857
----------------------------------------------------------------
HEALTH CARE COST CONTAINMENT -- 1.9%
Medical Manager*                      214,687          10,681
Medquist                            1,258,900          42,094
                                                -------------
                                                       52,775
----------------------------------------------------------------
MEDICAL INFORMATION SYSTEMS -- 1.8%
Dendrite International*               941,700          44,495
Infocure*                             374,200           7,063
                                                -------------
                                                       51,558
----------------------------------------------------------------
MEDICAL PRODUCTS -- 2.5%
Minimed*                              721,000          70,838
                                                -------------
                                                       70,838
----------------------------------------------------------------
MEDICAL-DRUGS -- 1.1%
King Pharmaceuticals*                 876,100          30,663
                                                -------------
                                                       30,663
----------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.9%
Res-Care*+                          1,402,050          23,835
                                                -------------
                                                       23,835
----------------------------------------------------------------
PHARMACY SERVICES -- 3.0%
Advance Paradigm*                     218,000          11,936
Express Scripts, Cl A*                931,900          72,921
                                                -------------
                                                       84,857
----------------------------------------------------------------
RESPIRATORY PRODUCTS -- 0.7%
Resmed*                               582,200          19,249
                                                -------------
                                                       19,249
                                                -------------
TOTAL HEALTH CARE (COST $252,397)                     374,323
----------------------------------------------------------------
INDUSTRIAL -- 8.1%
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.4%
Dycom Industries*                     245,000          10,336
                                                -------------
                                                       10,336
----------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 4.0%
Flextronics International*          1,272,400          74,038
Gentex Corp                         1,747,600          36,099
                                                -------------
                                                      110,137
----------------------------------------------------------------
5

THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
------------------------------------
As of September 30, 1999 (UNAUDITED)

PBHG GROWTH FUND

                                                       Market
Description                           Shares         Value (000)
---------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 2.3%
Microchip Technology*               1,262,300    $     64,850
                                                -------------
                                                       64,850
---------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 1.4%
Waters*                               663,102          40,159
                                                -------------
                                                       40,159
                                                -------------
TOTAL INDUSTRIAL (COST $113,094)                      225,482
                                                -------------
---------------------------------------------------------------
SERVICES -- 16.5%
ADVERTISING SALES -- 2.9%
Lamar Advertising*                  1,611,400          79,764
                                                -------------
                                                       79,764
---------------------------------------------------------------
COMMERCIAL SERVICES -- 1.8%
Lason*                                684,100          30,464
Pre-Paid Legal*                       530,300          20,880
                                                -------------
                                                       51,344
---------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- 3.1%
Century Business Services*          1,041,300          12,105
NCO Group*                            591,800          27,815
Profit Recovery Group*              1,079,850          48,188
                                                -------------
                                                       88,108
---------------------------------------------------------------
COMPUTER SERVICES -- 2.2%
Sapient*                              185,200          17,455
Whittman-Hart*                      1,129,000          43,784
                                                -------------
                                                       61,239
---------------------------------------------------------------
CONSULTING SERVICES -- 3.8%
Navigant Consulting*                1,343,550          62,307
USWeb*                              1,276,700          43,807
                                                -------------
                                                      106,114
---------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 1.3%
United Rentals*                     1,639,800          35,666
                                                -------------
                                                       35,666
---------------------------------------------------------------
SCHOOLS -- 1.4%
Devry*                              1,464,100          29,282
Sylvan Learning Systems*              542,800          10,517
---------------------------------------------------------------
                                                       39,799
                                                -------------
TOTAL SERVICES (COST $346,988)                        462,034
                                                -------------
---------------------------------------------------------------
TECHNOLOGY -- 48.4%
APPLICATIONS SOFTWARE -- 8.5%
BEA Systems*                          713,000          25,178
Broadvision*                          410,700          54,649
Citrix Systems*                       870,200          53,898
Great Plains Software*                358,300          18,452
Quest Software*                       247,000          11,485
Siebel Systems*                     1,093,100          72,828
                                                -------------
                                                      236,490
---------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000
---------------------------------------------------------------
CIRCUITS -- 1.5%
Micrel*                               998,200    $     43,297
                                                -------------
                                                       43,297
---------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 0.4%
Research in Motion*                   366,200          11,329
                                                -------------
                                                       11,329
---------------------------------------------------------------
COMPUTER DATA SECURITY -- 2.8%
Check Point Software*                 913,000          77,091
                                                -------------
                                                       77,091
---------------------------------------------------------------
COMPUTER SOFTWARE -- 5.3%
Bindview Development*                 566,600          11,155
Informatica*                          137,500           6,978
Mercury Interactive*                  441,500          28,504
Micromuse*+                           878,300          56,431
Microstrategy*+                       784,800          43,998
                                                -------------
                                                      147,066
---------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.3%
Henry (Jack) & Associates*            199,100           7,354
                                                -------------
                                                        7,354
---------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 1.3%
Advanced Digital Information*         200,600           5,579
MTI Technology*                       531,100          12,248
Sandisk*                              288,500          18,807
                                                -------------
                                                       36,634
---------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.7%
Fundtech Limited*                     377,400           8,421
TSI International Software Limited*   398,100          10,798
                                                -------------
                                                       19,219
---------------------------------------------------------------
EDUCATIONAL SOFTWARE -- 1.7%
Advantage Learning Systems*           666,200          12,408
CBT Group PLC ADR*                  1,473,400          36,282
                                                -------------
                                                       48,690
---------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 8.4%
Applied Micro Circuits*             1,392,000          79,344
Hi / fn*                              153,900          16,967
MIPS Technologies*                    440,100          14,001
QLogic*                               684,100          47,759
SDL*                                  492,300          37,569
Transwitch*                           704,600          40,162
                                                -------------
                                                      235,802
---------------------------------------------------------------
FIBER OPTICS -- 2.7%
E-Tek Dynamics*                       772,400          41,903
Harmonic*                             259,300          33,920
                                                -------------
                                                       75,823
---------------------------------------------------------------
INTERNET CONTENT -- 2.2%
Infospace.com*                        602,900          24,794
Network Solutions*                    396,700          36,447
                                                -------------
                                                       61,241
---------------------------------------------------------------
6

THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
------------------------------------
As of September 30, 1999 (UNAUDITED)

PBHG GROWTH FUND

                                 Shares/Face           Market
Description                     Amount (000)         Value (000)
----------------------------------------------------------------
INTERNET SOFTWARE -- 1.2%
Internap Network Service*              80,600    $      3,597
Lycos*                                234,000          11,729
Mindspring Enterprise*                221,200           6,124
Radware Limited*                       45,000           1,238
Vignette*                             123,100          11,141
                                                 ------------
                                                       33,829
----------------------------------------------------------------
NETWORKING PRODUCTS -- 2.3%
Foundry Networks*                      59,200           7,459
International Network Services*       496,900          27,019
Visual Networks*                      716,500          30,407
                                                 ------------
                                                       64,885
----------------------------------------------------------------
PRINTERS & RELATED PRODUCTS -- 1.2%
Electronics For Imaging*              674,800          34,689
                                                 ------------
                                                       34,689
----------------------------------------------------------------
SATELLITE TELECOMMUNICATIONS -- 2.0%
Gilat Satellite*                    1,023,400          54,880
                                                 ------------
                                                       54,880
----------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 2.2%
Audiocodes Limited*                   114,300           4,301
Ditech Communications*                245,000          12,862
Excel Switching*                    1,258,000          45,131
                                                 ------------
                                                       62,294
----------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.9%
Copper Mountain Networks*             179,400          15,720
Inet Technologies*                    270,000          10,775
                                                 ------------
                                                       26,495
----------------------------------------------------------------
WIRELESS EQUIPMENT -- 2.8%
RF Micro Devices*                   1,700,900          77,816
                                                 ------------
                                                       77,816
                                                 ------------
TOTAL TECHNOLOGY (COST $672,550)                    1,354,924
                                                 ------------
TOTAL COMMON STOCK (COST $1,606,694)                2,771,212
                                                 ------------
----------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.0%
Morgan Treasury
   5.00%, dated 09/30/99,
   matures 10/01/99, repurchase price
   $552,241 (collateralized by U.S.
   Government Agency Instruments:
   total market value $565,053) (A)      $552             552
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $552)                    552
                                                 ------------
TOTAL INVESTMENTS-- 99.1% (COST $1,607,246)         2,771,764
                                                 ------------
----------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.9%
TOTAL OTHER ASSETS AND LIABILITIES, NET                24,188
                                                 ------------
----------------------------------------------------------------

                                                       Market
Description                                          Value (000)
----------------------------------------------------------------
NET ASSETS:
Fund Shares of Pbhg Class (authorized 400 million
   shares -- $0.001 par value) based on 91,167,014
   outstanding shares of common stock              $1,430,639
Fund Shares of Advisor Class (authorized 200 million
   shares -- $0.001 par value) based on 2,462,127
   outstanding shares of common stock                  57,861
Accumulated net investment loss                       (15,129)
Accumulated realized gain on investments              158,063
Net unrealized appreciation on investments          1,164,518
                                                 ------------
TOTAL NET ASSETS-- 100.0%                          $2,795,952
                                                 ------------
                                                 ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- PBHG CLASS                        $29.87
                                                 ------------
                                                 ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- ADVISOR CLASS                     $29.63
                                                 ------------
                                                 ------------
* Non-income producing security
(A) -- Tri-party repurchase agreement
Cl -- Class
+ -- Considered an affiliated company as the Fund owns more than 5% of the outstanding voting securities of such company. The total market value of investments in affiliated companies as of September 30, 1999 was $124,263,475.
The accompanying notes are an integral part of the financial statements.

THE PBHG FUNDS, INC.

PBHG EMERGING GROWTH FUND (UNAUDITED)

PBHG EMERGING GROWTH FUND

      COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG
           EMERGING GROWTH FUND, VERSUS THE RUSSELL 2000 GROWTH INDEX
                 AND THE LIPPER SMALL-CAP GROWTH FUNDS AVERAGE

                               [LINE GRAPH OMITTED]

            PBHG        RUSSELL     LIPPER SMALL-CAP
          EMERGING        2000        GROWTH FUNDS
        GROWTH FUND  GROWTH INDEX4     AVERAGE5
 6/30/93   $10000     $10000            $10000
 7/31/93    10198      10100             10055
 8/31/93    11304      10583             10597
 9/30/93    12500      10933             11034
10/31/93    13063      11249             11191
11/30/93    12332      10794             10754
12/31/93    13100      11220             11259
 1/31/94    13636      11519             11564
 2/28/94    14075      11468             11577
 3/31/94    13100      10764             10873
 4/30/94    13261      10780             10844
 5/31/94    12854      10539             10579
 6/30/94    12008      10088             10036
 7/31/94    12372      10232             10219
 8/31/94    13689      10983             10929
 9/30/94    14621      11029             11046
10/31/94    15628      11146             11293
11/30/94    15435      10695             10901
12/31/94    16216      10947             11167
 1/31/95    15518      10724             10978
 2/28/95    16130      11220             11448
 3/31/95    17290      11548             11842
 4/30/95    17666      11721             11939
 5/31/95    17762      11875             12069
 6/30/95    19384      12693             13006
 7/31/95    21328      13682             14176
 8/31/95    21575      13851             14370
 9/30/95    22359      14136             14821
10/31/95    21682      13441             14350
11/30/95    22982      14033             14953
12/31/95    24072      14344             15228
 1/31/96    23498      14226             15076
 2/29/96    24838      14874             15905
 3/31/96    25963      15169             16412
 4/30/96    29722      16334             18001
 5/31/96    31084      17171             18941
 6/30/96    29159      16055             18020
 7/31/96    25142      14095             16169
 8/31/96    27122      15138             17342
 9/30/96    29643      15918             18439
10/31/96    28068      15231             17765
11/30/96    28011      15655             18097
12/31/96    28184      15960             18299
 1/31/97    28475      16359             18729
 2/28/97    24311      15371             17469
 3/31/97    22403      14286             16248
 4/30/97    21345      14121             15983
 5/31/97    25567      16243             18299
 6/30/97    27033      16794             19371
 7/31/97    27882      17655             20601
 8/31/97    28184      18184             21013
 9/30/97    30918      19636             22772
10/31/97    28347      18455             21574
11/30/97    27289      18016             21117
12/31/97    27149      18027             21191
 1/31/98    26823      17787             20892
 2/28/98    28766      19357             22653
 3/31/98    30045      20169             23768
 4/30/98    30255      20293             23958
 5/31/98    27568      18818             22310
 6/30/98    28417      19011             22852
 7/31/98    26009      17423             21181
 8/31/98    21147      13401             16500
 9/30/98    23020      14760             17825
10/31/98    22740      15530             18629
11/30/98    24532      16735             20229
12/31/98    27964      18249             22402
 1/31/99    28058      19070             22960
 2/28/99    24800      17326             20896
 3/31/99    24064      17943             21844
 4/30/99    23481      19527             22838
 5/31/99    24496      19558             23062
 6/30/99    27252      20588             25154
 7/31/99    26610      19952             25091
 8/31/99    26353      19206             24732
 9/30/99    28442      19524             24633

 1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 2   The six month return has not been annualized.
 3   The PBHG Emerging Growth Fund commenced operations on June 14, 1993.
 4 The Russell 2000 Growth Index is an unmanaged index comprised of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
 5 The Lipper Small-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Small-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The index is not intended to imply the Fund's past or future performance.

                          Average Annual Total Return1
                            As of September 30, 1999

-----------------------------------------------------------------------------------------
                                                       Annualized Annualized  Annualized
                                      6      One Year    3 Year     5 Year     Inception
                                   Months2    Return     Return     Return      to Date3
-----------------------------------------------------------------------------------------
  PBHG Emerging Growth Fund        18.20%     23.56%     -1.37%      14.23%      18.28%
-----------------------------------------------------------------------------------------

                                Sector Weightings
                              at September 30, 1999

                               [PIE CHART OMITTED]
                             Consumer Cyclical (14%)
                           Consumer Non-Cyclical (2%)
                                   Energy (1%)
                                Health Care (13%)
                                 Industrial (5%)
                                 Services (13%)
                                Technology (46%)
                                    Cash (6%)

                        % of Total Portfolio Investments

THE PBHG FUNDS, INC.
                                                         SCHEDULE OF INVESTMENTS
                                            ------------------------------------
                                            As of September 30, 1999 (UNAUDITED)

PBHG EMERGING GROWTH FUND
                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
COMMON STOCK -- 87.3%
CONSUMER CYCLICAL -- 12.5%
ATHLETIC FOOTWEAR -- 0.2%
Saucony, Cl B*                         76,600   $       1,206
                                                   ----------
                                                        1,206
----------------------------------------------------------------
AUDIO/VIDEO PRODUCTS -- 2.0%
Polycom*                              307,700          14,664
                                                   ----------
                                                       14,664
----------------------------------------------------------------
PRINTING-COMMERCIAL -- 2.0%
Consolidated Graphics*                352,300          14,841
                                                   ----------
                                                       14,841
----------------------------------------------------------------
RADIO -- 0.9%
Citadel Communications*               190,900           6,514
                                                   ----------
                                                        6,514
----------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 3.6%
Ann Taylor Stores*                    303,000          12,385
Bebe Stores*                           62,500           1,508
Chicos*                                55,300           1,507
Hot Topic*                            155,000           4,224
Pacific Sunwear of California*        175,600           4,922
Urban Outfitters*                      64,200           1,420
                                                   ----------
                                                       25,966
----------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 1.9%
Electronics Boutique Holdings*        526,100          13,547
                                                   ----------
                                                       13,547
----------------------------------------------------------------
RETAIL-MAIL ORDER -- 0.2%
J. Jill Group*                        351,250           1,646
                                                   ----------
                                                        1,646
----------------------------------------------------------------
RETAIL-MISCELLANEOUS/DIVERSIFIED -- 1.2%
Cheap Tickets*                        263,400           8,528
                                                   ----------
                                                        8,528
----------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.5%
PJ America*                            23,900             499
Rubio's Restaurants*                   34,500             298
Taco Cabana, Cl A*                    295,500           2,863
                                                   ----------
                                                        3,660
                                                   ----------
TOTAL CONSUMER CYCLICAL (COST $79,802)                 90,572
                                                   ----------
----------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 1.3%
CONSUMER PRODUCTS-MISCELLANEOUS -- 1.3%
Fossil*                               351,600           9,515
                                                   ----------
                                                        9,515
                                                   ----------
TOTAL CONSUMER NON-CYCLICAL (COST $7,264)               9,515
----------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
ENERGY -- 1.1%
OIL & GAS DRILLING -- 0.1%
Atwood Oceanic*                        26,100  $          798
                                                   ----------
                                                          798
----------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.5%
Varco International*                  325,600           3,968
                                                   ----------
                                                        3,968
----------------------------------------------------------------
OIL-FIELD SERVICES -- 0.5%
BJ Services*                          108,600           3,455
----------------------------------------------------------------
                                                        3,455
                                                   ----------
TOTAL ENERGY (COST $5,940)                              8,221
                                                   ----------
----------------------------------------------------------------
HEALTH CARE -- 12.1%
HEALTH CARE COST CONTAINMENT -- 1.2%
American Dental Partners*+            425,200           5,156
Medquist*                             115,500           3,861
                                                   ----------
                                                        9,017
----------------------------------------------------------------
MEDICAL INFORMATION SYSTEMS -- 1.7%
Dendrite International*               234,600          11,085
Infocure*                              50,000             944
                                                   ----------
                                                       12,029
----------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 1.0%
Impath*                               238,900           6,958
                                                   ----------
                                                        6,958
----------------------------------------------------------------
MEDICAL LASER SYSTEMS -- 1.0%
Laser Vision Centers*                 279,000           3,915
Summit Technology*                    161,800           2,963
                                                   ----------
                                                        6,878
----------------------------------------------------------------
MEDICAL PRODUCTS -- 2.4%
Minimed*                              182,300          17,911
                                                   ----------
                                                       17,911
----------------------------------------------------------------
MEDICAL-DRUGS -- 0.8%
Medicis Pharmaceutical, Cl A*         189,250           5,394
                                                   ----------
                                                        5,394
----------------------------------------------------------------
PHARMACY SERVICES -- 2.3%
Advanced Paradigm*                    303,700          16,627
                                                   ----------
                                                       16,627
----------------------------------------------------------------
RESPIRATORY PRODUCTS -- 1.7%
Resmed*                               380,000          12,564
----------------------------------------------------------------
                                                       12,564
                                                   ----------
TOTAL HEALTH CARE (COST $60,497)                       87,378
                                                   ----------
----------------------------------------------------------------
INDUSTRIAL -- 4.9%
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 1.7%
Sawtek*                               348,500          12,198
                                                   ----------
                                                       12,198
----------------------------------------------------------------

THE PBHG FUNDS, INC.

SCHEDULE OF INVESTMENTS
------------------------------------
As of September 30, 1999 (UNAUDITED)

PBHG EMERGING GROWTH FUND

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
ENVIRONMENTAL CONSULTING & ENGINEERING -- 0.2%
Tetra Tech*                            86,987   $       1,452
                                                   ----------
                                                        1,452
----------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 0.5%
PRI Automation*                       104,200           3,764
                                                   ----------
                                                        3,764
----------------------------------------------------------------
MACHINERY-GENERAL INDUSTRIAL -- 1.5%
Advanced Energy Industries*           350,300          10,815
                                                   ----------
                                                       10,815
----------------------------------------------------------------
POWER CONSERVATION/SUPPLY EQUIPMENT-- 1.0%
Power-One*                            287,800           7,339
                                                   ----------
                                                        7,339
                                                   ----------
TOTAL INDUSTRIAL (COST $26,044)                        35,568
                                                   ----------
----------------------------------------------------------------
SERVICES -- 12.4%
ADVERTISING SERVICES -- 1.6%
Getty Images*                         492,000          11,870
                                                   ----------
                                                       11,870
----------------------------------------------------------------
COMMERCIAL SERVICES -- 0.9%
Cunningham Graphics International*    139,000           1,720
Luminant Worldwide*                   161,500           4,966
                                                   ----------
                                                        6,686
----------------------------------------------------------------
COMPUTER SERVICES -- 5.7%
Factset Research Systems              224,750          12,783
Mecon*                                 88,000             561
Sapient*                               60,300           5,683
Whittman-Hart*                        570,000          22,105
                                                   ----------
                                                       41,132
----------------------------------------------------------------
CONSULTING SERVICES -- 2.8%
Diamond Technology Partners*          339,300          15,226
USWeb*                                144,300           4,951
                                                   ----------
                                                       20,177
----------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 1.4%
United Rentals*                       451,000           9,809
                                                   ----------
                                                        9,809
                                                   ----------
TOTAL SERVICES (COST $61,487)                          89,674
                                                   ----------
----------------------------------------------------------------
TECHNOLOGY -- 43.0%
APPLICATIONS SOFTWARE -- 8.6%
Clarify*                              366,300          18,430
Exchange Applications*                146,300           4,252
Great Plains Software*                 62,200           3,203
Made2manage Systems*                   12,100              98
Peregrine Systems*                    505,700          20,607
Quest Software*                        80,200           3,729
Rational Software*                    396,800          11,619
                                                   ----------
                                                       61,938
----------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
CIRCUITS -- 1.5%
Micrel*                               214,600   $       9,308
Power Integrations*                    26,000           1,801
                                                   ----------
                                                       11,109
----------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 1.8%
AVT*                                  423,900          12,982
                                                   ----------
                                                       12,982
----------------------------------------------------------------
COMPUTER GRAPHICS -- 0.4%
Nvidia*                               155,000           2,984
                                                   ----------
                                                        2,984
----------------------------------------------------------------
COMPUTER SOFTWARE -- 8.5%
Actuate*                              199,500           6,758
Advent Software*                      319,850          19,911
Business Objects ADR*                 259,000          15,281
Macromedia*                           210,600           8,608
Micromuse*                             69,000           4,433
Netiq*                                 18,200             539
Verity*                                89,500           6,159
                                                   ----------
                                                       61,689
----------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.3%
Mercury Computer Systems*              51,000           1,734
                                                   ----------
                                                        1,734
----------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.2%
MTI Technology*                        52,400           1,209
                                                   ----------
                                                        1,209
----------------------------------------------------------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 1.0%
In Focus Systems*                     433,700           7,265
                                                   ----------
                                                        7,265
----------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 8.7%
ATMI*                                 315,200          11,761
Cree Research*                        201,500           6,838
Electroglas*                          367,800           8,597
ESS Technology*                       374,400           4,961
Galileo Technology*                   539,400          13,485
PLX Technology*                        10,000             241
QLogic*                                40,000           2,793
Transwitch*                           158,250           9,020
Triquint Semiconductor*                96,550           5,522
                                                   ----------
                                                       63,218
----------------------------------------------------------------
FIBER OPTICS -- 0.9%
Harmonic*                              50,500           6,606
                                                   ----------
                                                        6,606
----------------------------------------------------------------
INTERNET SOFTWARE -- 0.1%
Vignette*                              10,500             950
                                                   ----------
                                                          950
----------------------------------------------------------------
NETWORK SOFTWARE -- 1.8%
Legato Systems*                       300,100          13,082
                                                   ----------
                                                       13,082
----------------------------------------------------------------

THE PBHG FUNDS, INC.

                                                         SCHEDULE OF INVESTMENTS
                                            ------------------------------------
                                            As of September 30, 1999 (UNAUDITED)

PBHG EMERGING GROWTH FUND

                                 Shares/Face           Market
Description                     Amount (000)         Value (000)
----------------------------------------------------------------
NETWORKING PRODUCTS -- 1.9%
Emulex*                               109,800   $       9,429
Visual Networks*                       91,800           3,896
                                                   ----------
                                                       13,325
----------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 1.7%
Advanced Fibre Communication*         139,300           3,099
Audiocodes Limited*                    27,000           1,016
Ditech Communications*                157,500           8,269
                                                   ----------
                                                       12,384
----------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 2.8%
Inet Technologies*                     23,000             918
Latitude Communications*              279,900           8,169
Lightbridge*                          426,300           8,393
MRV Communications*                    97,900           2,319
                                                   ----------
                                                       19,799
----------------------------------------------------------------
WIRELESS EQUIPMENT -- 2.8%
Powerwave Technologies*               191,000           9,210
Proxim*                                47,700           2,194
RF Micro Devices*                     199,200           9,113
                                                   ----------
                                                       20,517
                                                   ----------
TOTAL TECHNOLOGY (COST $199,417)                      310,791
                                                   ----------
TOTAL COMMON STOCK (COST $440,451)                    631,719
                                                   ----------
----------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.9%
J.P. Agency
   5.35%, dated 09/30/99, matures 10/01/99,
   repurchase price $19,266,078 (collateralized
   by U.S. Treasury Obligations:
   total market value $19,649,433) (A)$19,263          19,263
J.P. Morgan
   5.35%, dated 09/30/99, matures 10/01/99,
   repurchase price $23,607,023 (collateralized
   by U.S. Government Obligations:
   total market value $24,075,634) (A) 23,604          23,604
                                                   ----------
TOTAL REPURCHASE AGREEMENT (COST $42,867)              42,867
                                                   ----------
                                                   ----------
TOTAL INVESTMENTS-- 93.2% (COST $483,318)         $   674,586
                                                   ----------
                                                   ----------

Percentages indicated are based on net assets of $723,760,641
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depository Receipt
Cl -- Class
+ -- Considered an affiliated company as the Fund owns more than 5% of the outstanding voting securities of such company. The total market value of investments in affiliated companies as of September 30, 1999 was $5,155,550.

The accompanying notes are an integral part of the financial statements.

THE PBHG FUNDS, INC.

PBHG LARGE CAP GROWTH FUND (UNAUDITED)

PBHG LARGE CAP GROWTH FUND

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
              PBHG LARGE CAP GROWTH FUND, VERSUS THE S&P 500 INDEX
                  AND THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

              PBHG     S&P   LIPPER MULTI-CAP
           LARGE CAP   500     GROWTH FUNDS
          GROWTH FUND INDEX4     AVERAGE5
 4/30/95    $10000    $10000      $10000
 5/31/95     10070     10399       10253
 6/30/95     10920     10640       10889
 7/31/95     11740     10993       11623
 8/31/95     12310     11020       11726
 9/30/95     13160     11485       12067
10/31/95     13510     11444       11884
11/30/95     13720     11946       12294
12/31/95     13383     12176       12282
 1/31/96     14146     12590       12433
 2/29/96     14827     12707       12833
 3/31/96     14992     12830       12963
 4/30/96     15880     13019       13669
 5/31/96     16509     13354       14131
 6/30/96     16158     13405       13772
 7/31/96     15023     12813       12680
 8/31/96     15601     13083       13284
 9/30/96     16870     13819       14245
10/31/96     16365     14200       14110
11/30/96     16994     15273       14824
12/31/96     16514     14970       14541
 1/31/97     17247     15905       15323
 2/28/97     16504     16030       14727
 3/31/97     14727     15372       13879
 4/30/97     15626     16289       14252
 5/31/97     17330     17280       15496
 6/30/97     18197     18054       16059
 7/31/97     19860     19490       17570
 8/31/97     18941     18399       17145
 9/30/97     20139     19406       18221
10/31/97     19282     18759       17420
11/30/97     19365     19626       17491
12/31/97     20206     19963       17617
 1/31/98     19893     20184       17675
 2/28/98     22450     21639       19169
 3/31/98     23681     22746       20108
 4/30/98     23817     22974       20347
 5/31/98     23160     22580       19531
 6/30/98     24861     23496       20623
 7/31/98     24621     23247       20070
 8/31/98     19945     19890       16542
 9/30/98     21458     21164       17870
10/31/98     21573     22886       18832
11/30/98     22993     24273       20257
12/31/98     26353     25672       22623
 1/31/99     27213     26745       23956
 2/28/99     25671     25914       22691
 3/31/99     27447     26951       24075
 4/30/99     27157     27995       24622
 5/31/99     26029     27334       24159
 6/30/99     27950     28851       25881
 7/31/99     26933     27951       25312
 8/31/99     27135     27811       25289
 9/30/99     27594     27046       25228

 1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 2   The six month return has not been annualized.
 3   The PBHG Large Cap Growth Fund commenced operations on April 5, 1995.
 4 The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is not intended to imply the Fund's past or future performance.
 5 The Lipper Multi-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Multi-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The index is not intended to imply the Fund's past or future performance.

                          Average Annual Total Return1
                            As of September 30, 1999

------------------------------------------------------------------------------
                                                       Annualized   Annualized
                                  6       One Year       3 Year      Inception
                               Months2     Return        Return      to Date3
------------------------------------------------------------------------------
  PBHG Large Cap Growth Fund    0.53%      28.59%        17.82%       25.44%
------------------------------------------------------------------------------

                                Sector Weightings
                              at September 30, 1999

                               [PIE CHART OMITTED]
                             Consumer Cyclical (22%)
                                 Financial (5%)
                                Health Care (9%)
                                Industrial (12%)
                                  Services (2%)
                                Technology (42%)
                                    Cash (8%)

                        % of Total Portfolio Investments

THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                            ------------------------------------
                                            As of September 30, 1999 (UNAUDITED)

PBHG LARGE CAP GROWTH FUND

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
COMMON STOCK -- 94.0%
CONSUMER CYCLICAL -- 22.0%
APPAREL MANUFACTURERS -- 1.8%
Jones Apparel Group*                   40,600   $       1,167
Tommy Hilfiger*                        30,400             857
                                                    ---------
                                                        2,024
----------------------------------------------------------------
AUDIO/VIDEO PRODUCTS -- 2.2%
Gemstar International Group*           32,800           2,563
                                                    ---------
                                                        2,563
----------------------------------------------------------------
BROADCAST SERVICE/PROGRAMMING -- 2.6%
Clear Channel Communications*          37,000           2,955
                                                    ---------
                                                        2,955
----------------------------------------------------------------
RETAIL-BEDDING -- 1.6%
Bed Bath & Beyond*                     38,900           1,359
Linens `N Things*                      14,600             493
                                                    ---------
                                                        1,852
----------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 2.1%
Home Depot                             34,300           2,354
                                                    ---------
                                                        2,354
----------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 1.0%
Tandy                                  23,200           1,199
                                                    ---------
                                                        1,199
----------------------------------------------------------------
RETAIL-DISCOUNT -- 5.8%
BJ's Wholesale Club*                   22,900             677
Family Dollar Stores                   78,000           1,648
TJX                                    52,400           1,470
Wal-Mart Stores                        60,200           2,863
                                                    ---------
                                                        6,658
----------------------------------------------------------------
RETAIL-JEWELRY -- 1.3%
Tiffany & Company                      24,400           1,463
                                                    ---------
                                                        1,463
----------------------------------------------------------------
RETAIL-MAJOR DEPARTMENT STORE -- 0.6%
Dayton Hudson                          11,300             679
                                                    ---------
                                                          679
----------------------------------------------------------------
RETAIL-REGIONAL DEPARTMENT STORES -- 1.1%
Kohl's*                                19,500           1,289
                                                    ---------
                                                        1,289
----------------------------------------------------------------
TELEVISION -- 1.9%
Univision Communications*              27,500           2,238
                                                    ---------
                                                        2,238
                                                    ---------
TOTAL CONSUMER CYCLICAL (COST $18,920)                 25,274
                                                    ---------
----------------------------------------------------------------
FINANCIAL -- 5.5%
DIVERSIFIED FINANCIAL SERVICES -- 2.6%
Associates First Capital               48,100           1,732
Citigroup                              27,600           1,214
                                                    ---------
                                                        2,946
----------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 0.5%
Goldman Sachs                          10,500       $     641
                                                    ---------
                                                          641
----------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.8%
Federal Home Loan Mortgage             17,900             931
                                                    ---------
                                                          931
----------------------------------------------------------------
MULTI-LINE INSURANCE -- 1.6%
American International Group           21,100           1,834
                                                    ---------
                                                        1,834
                                                    ---------
TOTAL FINANCIAL (COST $5,692)                           6,352
                                                    ---------
----------------------------------------------------------------
HEALTH CARE -- 8.7%
MEDICAL INFORMATION SYSTEMS -- 1.4%
IMS Health                             69,400           1,583
                                                    ---------
                                                        1,583
----------------------------------------------------------------
MEDICAL PRODUCTS -- 2.7%
Johnson & Johnson                      20,700           1,902
Minimed*                               12,200           1,199
                                                    ---------
                                                        3,101
----------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 1.9%
Amgen*                                 16,800           1,369
Genentech*                              5,700             834
                                                    ---------
                                                        2,203
----------------------------------------------------------------
MEDICAL-DRUGS -- 2.7%
Bristol-Myers Squibb                   13,200             891
Medimmune*                             14,500           1,445
Schering Plough                        17,700             772
                                                    ---------
                                                        3,108
                                                    ---------
TOTAL HEALTH CARE (COST $9,300)                         9,995
                                                    ---------
----------------------------------------------------------------
INDUSTRIAL -- 12.7%
AEROSPACE/DEFENSE -- 0.4%
Boeing                                 12,200             520
                                                    ---------
                                                          520
----------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS-- 6.1%
Corning                                23,400           1,604
General Electric                       28,200           3,343
Tyco International Limited             19,900           2,055
                                                    ---------
                                                        7,002
----------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 2.3%
Gentex Semi-conductors*                25,000             516
Solectron*                             29,100           2,090
                                                    ---------
                                                        2,606
----------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 1.1%
Microchip Technology*                  23,700           1,218
                                                    ---------
                                                        1,218
----------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 1.6%
PE Corp-PE Biosystems Group            26,000           1,879
                                                    ---------
                                                        1,879
----------------------------------------------------------------

THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
------------------------------------
As of September 30, 1999 (UNAUDITED)

PBHG LARGE CAP GROWTH FUND

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
MACHINERY-GENERAL INDUSTRIAL -- 1.2%
Applied Materials*                     17,100   $       1,328
                                                    ---------
                                                        1,328
                                                    ---------
TOTAL INDUSTRIAL (COST $11,098)                        14,553
                                                    ---------
----------------------------------------------------------------
SERVICES -- 2.4%
COMMERCIAL SERVICES-FINANCE -- 0.8%
Concord EFS*                           47,100             971
                                                    ---------
                                                          971
----------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 1.0%
United Rentals*                        52,800           1,148
                                                    ---------
                                                        1,148
----------------------------------------------------------------
SCHOOLS -- 0.6%
Apollo Group, Cl A*                    32,637             690
                                                    ---------
                                                          690
                                                    ---------
TOTAL SERVICES (COST $3,298)                            2,809
                                                    ---------
----------------------------------------------------------------
TECHNOLOGY -- 42.7%
APPLICATIONS SOFTWARE -- 2.7%
BEA Systems*                           22,300             787
Citrix Systems*                         9,200             570
Siebel Systems*                        26,200           1,746
                                                    ---------
                                                        3,103
----------------------------------------------------------------
CIRCUITS -- 1.1%
Linear Technology                      22,300           1,311
                                                    ---------
                                                        1,311
----------------------------------------------------------------
COMPUTER SOFTWARE -- 2.9%
Adobe Systems                           7,600             863
BMC Software*                          11,200             802
Microsoft*                             18,300           1,657
                                                    ---------
                                                        3,322
----------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 1.9%
EMC*                                   30,200           2,157
                                                    ---------
                                                        2,157
----------------------------------------------------------------
COMPUTERS-MICRO -- 4.5%
Hewlett Packard                        16,100           1,481
IBM                                    13,800           1,675
Sun Microsystems*                      21,500           2,000
                                                    ---------
                                                        5,156
----------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 9.2%
Altera*                                13,700             594
Broadcom*                               8,500             927
Conexant Systems*                      15,200           1,104
Intel                                  14,100           1,048
KLA-Tencor*                            15,900           1,033
LSI Logic*                             17,400             896
PMC-Sierra*                            11,200           1,036
QLogic*                                10,800             754
----------------------------------------------------------------

                                 Shares/Face           Market
Description                     Amount (000)         Value (000)
----------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- CONTINUED
Texas Instruments                      29,800   $       2,451
Xilinx*                                11,500             754
                                                    ---------
                                                       10,597
----------------------------------------------------------------
FIBER OPTICS -- 2.8%
Ciena*                                 40,000           1,460
JDS Uniphase*                          16,000           1,821
                                                    ---------
                                                        3,281
----------------------------------------------------------------
INTERNET SOFTWARE -- 3.4%
America Online*                        14,300           1,487
At Home*                               30,100           1,247
Lycos*                                 23,800           1,193
                                                    ---------
                                                        3,927
----------------------------------------------------------------
NETWORKING PRODUCTS -- 2.9%
Cisco Systems*                         49,550           3,397
                                                    ---------
                                                        3,397
----------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 9.1%
Lucent Technologies                    39,500           2,562
Nokia ADR                              31,100           2,793
Nortel Networks                        52,000           2,652
Qualcomm*                              12,800           2,422
                                                    ---------
                                                       10,429
----------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.2%
Comverse Technology Equipment*         14,300           1,349
                                                    ---------
                                                        1,349
----------------------------------------------------------------
WIRELESS EQUIPMENT -- 1.0%
Motorola                               12,500           1,100
                                                    ---------
                                                        1,100
                                                    ---------
TOTAL TECHNOLOGY (COST $39,089)                        49,129
                                                    ---------
TOTAL COMMON STOCK (COST $87,397)                     108,112
                                                    ---------
----------------------------------------------------------------
REPURCHASE AGREEMENT -- 8.2%
J.P. Mortgage
   5.35%, dated 09/30/99, matures 10/01/99,
   repurchase price $9,487,255 (collateralized
   by U.S. Government Obligations: total
   market value $9,675,582) (A)        $9,486           9,486
                                                    ---------
TOTAL REPURCHASE AGREEMENT (COST $9,486)                9,486
                                                    ---------
TOTAL INVESTMENTS-- 102.2% (COST $96,883)             117,598
                                                    ---------
----------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (2.2%)
TOTAL OTHER ASSETS AND LIABILITIES, NET                (2,587)
                                                    ---------
----------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200 million
   shares -- $0.001 par value)
   based on 4,657,060 outstanding
   shares of common stock                              45,380
Accumulated net investment loss                          (564)
Accumulated net realized gain on investments           49,480
Net unrealized appreciation on investments             20,715
                                                    ---------
TOTAL NET ASSETS-- 100.0%                            $115,011
                                                    ---------
                                                    ---------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $24.70
                                                    ---------
                                                    ---------

* Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depository Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.
14

THE PBHG FUNDS, INC.

PBHG SELECT EQUITY FUND (UNAUDITED)

PBHG SELECT EQUITY FUND

          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
              THE PBHG SELECT EQUITY FUND, VERSUS THE S&P 500 INDEX
                  AND THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

             PBHG       S&P   LIPPER MULTI-CAP
            SELECT      500     GROWTH FUNDS
         EQUITY FUND  INDEX4   FUNDS AVERAGE5
  4/5/95   $10000     $10000      $10000
 5/31/95    10402      10399       10253
 6/30/95    11685      10640       10889
 7/31/95    13399      10993       11623
 8/31/95    13947      11020       11726
 9/30/95    14545      11485       12067
10/31/95    14985      11444       11884
11/30/95    15367      11946       12294
12/31/95    15510      12176       12282
 1/31/96    15851      12590       12433
 2/29/96    17025      12707       12833
 3/31/96    17326      12830       12963
 4/30/96    18811      13019       13669
 5/31/96    20376      13354       14131
 6/30/96    19603      13405       13772
 7/31/96    17687      12813       12680
 8/31/96    18861      13083       13284
 9/30/96    21118      13819       14245
10/31/96    19904      14200       14110
11/30/96    20366      15273       14824
12/31/96    19852      14970       14541
 1/31/97    20338      15905       15323
 2/28/97    17947      16030       14727
 3/31/97    16123      15372       13879
 4/30/97    16579      16289       14252
 5/31/97    18808      17280       15496
 6/30/97    19568      18054       16059
 7/31/97    21402      19490       17570
 8/31/97    20338      18399       17145
 9/30/97    22335      19406       18221
10/31/97    20794      18759       17420
11/30/97    20176      19626       17491
12/31/97    21210      19963       17617
 1/31/98    20784      20184       17675
 2/28/98    22902      21639       19169
 3/31/98    24473      22746       20108
 4/30/98    24422      22974       20347
 5/31/98    22993      22580       19531
 6/30/98    25922      23496       20623
 7/31/98    23824      23247       20070
 8/31/98    19193      19890       16542
 9/30/98    21048      21164       17870
10/31/98    19781      22886       18832
11/30/98    21261      24273       20257
12/31/98    25243      25672       22623
 1/31/99    25577      26745       23956
 2/28/99    23257      25914       22691
 3/31/99    26277      26951       24075
 4/30/99    25365      27995       24622
 5/31/99    24280      27334       24159
 6/30/99    26388      28851       25881
 7/31/99    25821      27951       25312
 8/31/99    27736      27811       25289
 9/30/99    28557      27046       25228

 1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 2   The six month return has not been annualized.
 3   The PBHG Select Equity Fund commenced operations on April 5, 1995.
 4 The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is not intended to imply the Fund's past or future performance.
 5 The Lipper Multi-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Multi-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The index is not intended to imply the Fund's past or future performance.

                          Average Annual Total Return1
                            As of September 30, 1999

----------------------------------------------------------------------------
                                                    Annualized   Annualized
                               6       One Year       3 Year      Inception
                            Months2     Return        Return      to Date3
----------------------------------------------------------------------------
  PBHG Select Equity Fund    8.68%      35.68%        10.58%       26.99%
----------------------------------------------------------------------------

                                Sector Weightings
                              at September 30, 1999

                               [PIE CHART OMITTED]
                             Consumer Cyclical (10%)
                                Health Care (1%)
                                 Industrial (2%)
                                Technology (86%)
                                    Cash (1%)

                        % of Total Portfolio Investments

THE PBHG FUNDS, INC.

SCHEDULE OF INVESTMENTS
------------------------------------
As of September 30, 1999 (UNAUDITED)

PBHG SELECT EQUITY FUND

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
COMMON STOCK -- 96.3%
CONSUMER CYCLICAL -- 10.1%
AUDIO/VIDEO PRODUCTS -- 4.9%
Gemstar International*                126,700   $       9,899
                                                    ---------
                                                        9,899
----------------------------------------------------------------
MOTION PICTURES & SERVICES -- 2.6%
Macrovision*                          120,200           5,334
                                                    ---------
                                                        5,334
----------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 2.6%
American Eagle Outfitters*            106,700           5,168
                                                    ---------
                                                        5,168
                                                    ---------
TOTAL CONSUMER CYCLICAL (COST $16,503)                 20,401
                                                    ---------
----------------------------------------------------------------
HEALTH CARE -- 1.0%
MEDICAL-BIOMEDICAL/GENETIC -- 1.0%
Genentech*                             13,300           1,946
                                                    ---------
                                                        1,946
                                                    ---------
TOTAL HEALTH CARE (COST $1,674)                         1,946
                                                    ---------
----------------------------------------------------------------
INDUSTRIAL -- 2.2%
BUILDING & CONSTRUCTION-MISCELLANEOUS -- 2.2%
Dycom Industries*                     106,200           4,480
                                                    ---------
                                                        4,480
                                                    ---------
TOTAL INDUSTRIAL (COST $4,939)                          4,480
                                                    ---------
----------------------------------------------------------------
TECHNOLOGY -- 83.0%
APPLICATIONS SOFTWARE -- 13.0%
BEA Systems*                          111,200           3,927
Broadvision*                           75,800          10,086
Citrix Systems*                        92,200           5,711
Siebel Systems*                        97,400           6,489
                                                    ---------
                                                       26,213
----------------------------------------------------------------
COMPUTER SOFTWARE -- 1.9%
Bindview Development*                 193,000           3,800
                                                    ---------
                                                        3,800
----------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 5.5%
MTI Technology*                       286,300           6,603
Sandisk*                               69,900           4,556
                                                    ---------
                                                       11,159
----------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 18.8%
Broadcom, Cl A*                        59,700           6,507
Conexant Systems*                     117,600           8,544
Hi / fn*                               72,600           8,004
PMC-Sierra*                            63,900           5,911
Xilinx*                               139,700           9,155
                                                    ---------
                                                       38,121
----------------------------------------------------------------

                                 Shares/Face           Market
Description                     Amount (000)         Value (000)
----------------------------------------------------------------
FIBER OPTICS -- 5.8%
Harmonic*                              32,500   $       4,252
JDS Uniphase*                          66,700           7,591
                                                    ---------
                                                       11,843
----------------------------------------------------------------
INTERNET CONTENT -- 2.8%
InfoSpace.com*                        136,500           5,613
                                                    ---------
                                                        5,613
----------------------------------------------------------------
INTERNET SOFTWARE -- 10.3%
At Home, Series A*                    164,700           6,825
Exodus Communications*                 98,800           7,120
Lycos*                                138,100           6,922
                                                    ---------
                                                       20,867
----------------------------------------------------------------
NETWORK SOFTWARE -- 4.1%
Legato Systems*                       190,200           8,291
                                                    ---------
                                                        8,291
----------------------------------------------------------------
NETWORKING PRODUCTS -- 9.6%
Emulex*                                78,200           6,716
International Network Services*        75,000           4,078
Juniper Networks*                      47,200           8,593
                                                    ---------
                                                       19,387
----------------------------------------------------------------
PRINTERS & RELATED PRODUCTS -- 2.8%
Electronics For Imaging*              110,300           5,670
                                                    ---------
                                                        5,670
----------------------------------------------------------------
TELECOMMUNICATION  EQUIPMENT -- 4.1%
Audiocodes Limited*                   139,800           5,260
Qualcomm*                              16,400           3,103
                                                    ---------
                                                        8,363
----------------------------------------------------------------
WIRELESS EQUIPMENT -- 4.3%
RF Micro Devices*                     190,600           8,720
                                                    ---------
                                                        8,720
                                                    ---------
TOTAL TECHNOLOGY (COST $126,585)                      168,047
                                                    ---------
TOTAL COMMON STOCK (COST $149,701)                    194,874
                                                    ---------
----------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.4%
J.P. Mortgage
   5.35%, dated 09/30/99, matures 10/01/99,
   repurchase price $2,856,061 (collateralized
   by U.S. Government Obligations: total
   market value $2,912,756) (A)        $2,856           2,856
                                                    ---------
TOTAL REPURCHASE AGREEMENT (COST $2,856)                2,856
                                                    ---------
TOTAL INVESTMENTS-- 97.7% (COST $152,557)           $ 197,730
                                                    ---------
                                                    ---------
Percentages indicated are based on net assets of $202,320,941
* Non-income producing security
(A) -- Tri-party repurchase agreement
Cl -- Class

THE PBHG FUNDS, INC.

PBHG CORE GROWTH FUND (UNAUDITED)

PBHG CORE GROWTH FUND

           COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
            IN THE PBHG CORE GROWTH FUND, VERSUS THE RUSSELL MID CAP
           GROWTH INDEX AND THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

              PBHG        RUSSELL    LIPPER MULTI-CAP
              CORE        MID-CAP      GROWTH FUNDS
           GROWTH FUND GROWTH INDEX4     AVERAGE5
 12/31/95   $10000        $10000          $10000
  1/31/96    10590         10177           10123
  2/29/96    11450         10562           10449
  3/31/96    11820         10645           10554
  4/30/96    13310         11159           11130
  5/31/96    14230         11387           11506
  6/30/96    13800         11043           11214
  7/31/96    12040         10186           10324
  8/31/96    13000         10736           10816
  9/30/96    14200         11418           11599
 10/31/96    13410         11284           11489
 11/30/96    13740         11949           12070
 12/31/96    13280         11748           11840
  1/31/97    13300         12268           12476
  2/28/97    11690         11997           11991
  3/31/97    10340         11319           11300
  4/30/97    10200         11597           11604
  5/31/97    11680         12636           12618
  6/30/97    12230         12986           13076
  7/31/97    12990         14228           14306
  8/31/97    12480         14090           13960
  9/30/97    12890         14803           14836
 10/31/97    12280         14061           14184
 11/30/97    11910         14209           14242
 12/31/97    11990         14395           14344
  1/31/98    11470         14136           14392
  2/28/98    12830         15465           15608
  3/31/98    13530         16113           16372
  4/30/98    13620         16332           16567
  5/31/98    12540         15660           15903
  6/30/98    13560         16103           16792
  7/31/98    12540         15413           16342
  8/31/98     9680         12471           13469
  9/30/98    10790         13415           14551
 10/31/98    10520         14402           15333
 11/30/98    11260         15374           16494
 12/31/98    12880         16966           18421
  1/31/99    13420         17475           19506
  2/28/99    12670         16620           18476
  3/31/99    14060         17546           19603
  4/30/99    14160         18346           20048
  5/31/99    13890         18110           19671
  6/30/99    15530         19374           21073
  7/31/99    15560         18757           20610
  8/31/99    16300         18562           20591
  9/30/99    16453         18405           20633

 1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 2   The six month return has not been annualized.
 3   The PBHG Core Growth Fund commenced operations on December 29, 1995.
 4 The Russell Mid Cap Growth Index is an unmanaged index comprised of those securities in the Russell 1000 Index with a higher price to book ratio and higher forecasted growth values. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
 5 The Lipper Multi-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Multi-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The index is not intended to imply the Fund's past or future performance.

                          Average Annual Total Return1
                            As of September 30, 1999

--------------------------------------------------------------------------
                                                  Annualized   Annualized
                             6       One Year       3 Year      Inception
                          Months2     Return        Return      to Date3
--------------------------------------------------------------------------
  PBHG Core Growth Fund   17.00%      52.46%         5.02%       14.21%
--------------------------------------------------------------------------

                                Sector Weightings
                              at September 30, 1999

                               [PIE CHART OMITTED]
                             Consumer Cyclical (11%)
                                   Energy (9%)
                                 Financial (1%)
                                Health Care (11%)
                                Industrial (11%)
                                 Services (13%)
                                Technology (43%)
                                    Cash (1%)

                        % of Total Portfolio Investments

THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
------------------------------------
As of September 30, 1999 (UNAUDITED)

PBHG CORE GROWTH FUND

                                                       Market
Description                           Shares         Value (000)
---------------------------------------------------------------
COMMON STOCK -- 95.7%
CONSUMER CYCLICAL -- 10.7%
AUDIO/VIDEO PRODUCTS -- 2.0%
Gemstar International Group*           22,200     $     1,734
                                                  -----------
                                                        1,734
---------------------------------------------------------------
MOTION PICTURES & SERVICES -- 1.0%
Cinar, Cl B*                           29,200             883
                                                  -----------
                                                          883
---------------------------------------------------------------
RESORTS/THEME PARKS -- 1.5%
Premier Parks                          45,500           1,320
                                                  -----------
                                                        1,320
---------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 2.3%
American Eagle Outfitters*             41,600           2,015
                                                  -----------
                                                        2,015
---------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 2.8%
Circuit City Stores                    26,400           1,114
Tandy                                  24,900           1,287
                                                  -----------
                                                        2,401
---------------------------------------------------------------
RETAIL-JEWELRY -- 1.1%
Tiffany & Company                      16,500             989
                                                  -----------
                                                          989
                                                  -----------
TOTAL CONSUMER CYCLICAL (COST $7,981)                   9,342
                                                  -----------
---------------------------------------------------------------
ENERGY -- 8.5%
OIL COMPANIES-EXPLORATION & PRODUCTION-- 4.3%
Apache                                 26,200           1,132
Devon Energy                           15,100             626
EOG Resources                          93,900           1,995
                                                  -----------
                                                        3,753
---------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 1.8%
Cooper Cameron*                        41,100           1,551
                                                  -----------
                                                        1,551
---------------------------------------------------------------
OIL & GAS DRILLING -- 2.4%
Diamond Offshore Drilling              61,600           2,056
                                                  -----------
                                                        2,056
                                                  -----------
TOTAL ENERGY (COST $7,448)                              7,360
                                                  -----------
---------------------------------------------------------------
FINANCIAL -- 1.0%
FINANCE-OTHER SERVICES -- 1.0%
Heller Financial                       39,000             878
                                                  -----------
                                                          878
                                                  -----------
TOTAL FINANCIAL (COST $1,180)                             878
                                                  -----------
---------------------------------------------------------------
HEALTH CARE -- 10.9%
MEDICAL LASER SYSTEMS -- 1.7%
Visx*                                  18,600           1,471
                                                  -----------
                                                        1,471
---------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
---------------------------------------------------------------
MEDICAL PRODUCTS -- 1.2%
Minimed*                               10,500   $       1,032
                                                  -----------
                                                        1,032
---------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 3.9%
Amgen*                                 20,800           1,695
Genentech*                              2,800             410
Genzyme-General Division*              28,700           1,293
                                                  -----------
                                                        3,398
---------------------------------------------------------------
MEDICAL-DRUGS -- 1.6%
Medimmune*                             14,200           1,415
                                                  -----------
                                                        1,415
---------------------------------------------------------------
PHARMACY SERVICES -- 2.5%
Express Scripts, Cl A*                 27,900           2,183
                                                  -----------
                                                        2,183
                                                  -----------
TOTAL HEALTH CARE (COST $8,495)                         9,499
                                                  -----------
---------------------------------------------------------------
INDUSTRIAL -- 10.4%
CIRCUIT BOARDS -- 1.7%
Sanmina*                               18,900           1,462
                                                  -----------
                                                        1,462
---------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS-- 0.7%
Corning                                 9,300             638
                                                  -----------
                                                          638
---------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 2.2%
Flextronics International*             15,500             902
Optical Coating Laboratory             10,600             976
                                                  -----------
                                                        1,878
---------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 2.1%
Teradyne*                              24,000             846
Vishay Intertechnology*                42,600           1,012
                                                  -----------
                                                        1,858
---------------------------------------------------------------
ELECTRONICS-MILITARY -- 0.5%
L-3 Communications*                    11,500             434
                                                  -----------
                                                          434
---------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 2.2%
Mettler-Toledo International*          63,700           1,887
                                                  -----------
                                                        1,887
---------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 1.0%
PE Corp-PE Biosystems                  12,600             910
                                                  -----------
                                                          910
                                                  -----------
TOTAL INDUSTRIAL (COST $8,598)                          9,067
                                                  -----------
---------------------------------------------------------------
SERVICES -- 12.7%
ADVERTISING AGENCIES -- 2.5%
Omnicom                                27,700           2,193
                                                  -----------
                                                        2,193
---------------------------------------------------------------

THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
------------------------------------
As of September 30, 1999 (UNAUDITED)

PBHG CORE GROWTH FUND

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
ADVERTISING SALES -- 5.6%
Lamar Advertising*                     50,900   $       2,520
Outdoor Systems*                       64,600           2,309
                                                  -----------
                                                        4,829
---------------------------------------------------------------
COMPUTER SERVICES -- 0.5%
Sapient*                                4,700             443
                                                  -----------
                                                          443
---------------------------------------------------------------
CONSULTING SERVICES -- 3.4%
Navigant Consulting*                   21,900           1,016
USWeb*                                 55,700           1,911
                                                  -----------
                                                        2,927
---------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 0.7%
United Rentals*                        29,300             637
                                                  -----------
                                                          637
                                                  -----------
TOTAL SERVICES (COST $9,460)                           11,029
                                                  -----------
---------------------------------------------------------------
TECHNOLOGY -- 41.5%
CIRCUITS -- 1.5%
Integrated Device Technology*          37,800             699
Maxim Integrated Products*              9,800             618
                                                  -----------
                                                        1,317
---------------------------------------------------------------
COMPUTER DATA SECURITY -- 1.3%
Checkpoint Software*                   13,000           1,098
                                                  -----------
                                                        1,098
---------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 15.3%
Atmel*                                 42,100           1,424
Conexant Systems*                      11,000             799
Fairchild Semicon International, Cl A* 83,100           1,953
LAM Research*                           7,200             439
LSI Logic*                             40,100           2,065
Micron Technology                      17,500           1,165
National Semiconductor*                12,600             384
QLogic*                                15,000           1,047
Triquint Semiconductor*                33,100           1,893
Xilinx*                                33,300           2,182
                                                  -----------
                                                       13,351
---------------------------------------------------------------
FIBER OPTICS -- 2.8%
Ciena*                                 23,000             840
JDS Uniphase*                          13,900           1,582
                                                  -----------
                                                        2,422
---------------------------------------------------------------
INTERNET CONTENT -- 4.4%
Infospace.com*                         19,400             798
Inktomi*                               17,500           2,100
Network Solutions*                      9,900             910
                                                  -----------
                                                        3,808
---------------------------------------------------------------

                                 Shares/Face           Market
Description                     Amount (000)         Value (000)
---------------------------------------------------------------
INTERNET SOFTWARE -- 3.9%
Lycos*                                 39,500  $        1,980
PSINet*                                17,500             629
Verio*                                 25,600             794
                                                  -----------
                                                        3,403
---------------------------------------------------------------
NETWORKING PRODUCTS -- 5.7%
Cabletron Systems*                      7,500             118
Cisco Systems*                         20,800           1,426
Emulex*                                31,000           2,662
Extreme Networks*                      11,500             728
                                                  -----------
                                                        4,934
---------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 4.6%
Antec*                                 33,200           1,764
Commscope*                             31,600           1,027
General Instrument*                    25,600           1,232
                                                  -----------
                                                        4,023
---------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.9%
Amdocs Limited*                        38,600             811
                                                  -----------
                                                          811
---------------------------------------------------------------
WIRELESS EQUIPMENT -- 1.1%
Powerwave Technologies*                19,000             916
                                                  -----------
                                                          916
                                                  -----------
TOTAL TECHNOLOGY (COST $27,374)                        36,083
                                                  -----------
TOTAL COMMON STOCK (COST $70,536)                      83,258
                                                  -----------
---------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.1%
Morgan Stanley
   5.35%, dated 09/30/99,
   matures 10/01/99, repurchase price
   $982,162 (collateralized by U.S.
   Treasury Notes: total market
   value $1,004,810) (A)                 $982             982
                                                  -----------
TOTAL REPURCHASE AGREEMENT (COST $982)                    982
                                                  -----------
TOTAL INVESTMENTS-- 96.8% (COST $71,518)               84,240
                                                  -----------
---------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 3.2%
TOTAL OTHER ASSETS AND LIABILITIES, NET                 2,778
                                                  -----------
---------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200 million
   shares -- $0.001 par value) based on 5,289,254
   outstanding shares of common stock                  87,399
Accumulated net investment loss                          (488)
Accumulated net realized loss on investments          (12,615)
Net unrealized appreciation on investments             12,722
                                                  -----------
TOTAL NET ASSETS-- 100.0%                        $     87,018
                                                  -----------
                                                  -----------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $16.45
                                                  -----------
                                                  -----------

* Non-income producing security
(A) -- Tri-party repurchase agreement
Cl -- Class

The accompanying notes are an integral part of the financial statements.

THE PBHG FUNDS, INC.

PBHG LIMITED FUND (UNAUDITED)

PBHG LIMITED FUND

          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
           THE PBHG LIMITED FUND, VERSUS THE RUSSELL 2000 GROWTH INDEX
                  AND THE LIPPER SMALL-CAP GROWTH FUNDS AVERAGE

                              [LINE GRAPH OMTITED]

              PBHG         RUSSELL     LIPPER SMALL-
            LIMITED          2000       CAP GROWTH
              FUND     GROWTH INDEX4   FUNDS AVERAGE5
  6/30/96   $10000         $10000            $10000
  7/31/96     9950           8779              8973
  8/31/96    10320           9429              9624
  9/30/96    11010           9914             10233
 10/31/96    10570           9487              9858
 11/30/96    10560           9751             10043
 12/31/96    11082           9941             10155
  1/31/97    11273          10189             10394
  2/28/97    10048           9574              9694
  3/31/97     9085           8898              9017
  4/30/97     8984           8795              8870
  5/31/97    10741          10117             10155
  6/30/97    11454          10460             10750
  7/31/97    12016          10996             11432
  8/31/97    12257          11326             11661
  9/30/97    13622          12230             12637
 10/31/97    13070          11495             11972
 11/30/97    12809          11221             11719
 12/31/97    12864          11228             11760
  1/31/98    12708          11078             11594
  2/28/98    13756          12056             12571
  3/31/98    14606          12562             13190
  4/30/98    14720          12639             13295
  5/31/98    13621          11721             12380
  6/30/98    14057          11841             12681
  7/31/98    13154          10852             11754
  8/31/98    10509           8347              9157
  9/30/98    11691           9193              9892
 10/31/98    11681           9673             10338
 11/30/98    12770          10423             11226
 12/31/98    14542          11366             12432
  1/31/99    15053          11878             12741
  2/28/99    13422          10791             11596
  3/31/99    12998          11176             12122
  4/30/99    12965          12163             12674
  5/31/99    13966          12182             12798
  6/30/99    15989          12823             13959
  7/31/99    15380          12427             13924
  8/31/99    15358          11962             13725
  9/30/99    16663          12193             14194

 1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 2   The six month return has not been annualized.
 3   The PBHG Limited Fund commenced operations on June 28, 1996.
 4 The Russell 2000 Growth Index is an unmanaged index comprised of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
 5 The Lipper Small-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Small-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The index is not intended to imply the Fund's past or future performance.

                          Average Annual Total Return1
                            As of September 30, 1999

----------------------------------------------------------------------
                                               Annualized   Annualized
                          6       One Year       3 Year      Inception
                       Months2     Return        Return      to Date3
----------------------------------------------------------------------
  PBHG Limited Fund    28.20%      42.53%        14.81%       16.97%
----------------------------------------------------------------------

                                Sector Weightings
                              at September 30, 1999

                               [PIE CHART OMITTED]
                             Consumer Cyclical (16%)
                           Consumer Non-Cyclical (3%)
                                Health Care (12%)
                                 Industrial (6%)
                                 Services (11%)
                                Technology (42%)
                                   Cash (10%)

                        % of Total Portfolio Investments

THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                            ------------------------------------
                                            As of September 30, 1999 (UNAUDITED)

PBHG LIMITED FUND

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
COMMON STOCK -- 91.0%
CONSUMER CYCLICAL -- 16.3%
ATHLETIC FOOTWARE -- 0.8%
Saucony*                               44,600        $    703
                                                     -----------
                                                          703
----------------------------------------------------------------
AUDIO/VIDEO PRODUCTS -- 2.1%
Polycom*                               40,100           1,911
                                                     -----------
                                                        1,911
----------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 2.5%
THQ*                                   52,800           2,277
                                                     -----------
                                                        2,277
----------------------------------------------------------------
FOOTWEAR & RELATED APPAREL -- 1.7%
Steven Madden Limited*                118,100           1,528
                                                     -----------
                                                        1,528
----------------------------------------------------------------
PRINTING-COMMERCIAL -- 0.7%
Workflow Management*                   49,800             647
                                                     -----------
                                                          647
----------------------------------------------------------------
RADIO -- 0.8%
Citadel Communications*                21,300             727
                                                     -----------
                                                          727
----------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 1.2%
Urban Outfitters*                      47,600           1,053
                                                     -----------
                                                        1,053
----------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 1.9%
Electronics Boutique Holdings*         65,900           1,697
                                                     -----------
                                                        1,697
----------------------------------------------------------------
RETAIL-MAIL ORDER -- 0.2%
J. Jill Group*                         36,900             173
                                                     -----------
                                                          173
----------------------------------------------------------------
RETAIL-RESTAURANTS -- 4.4%
Buca*                                  79,300           1,031
PJ America*                            41,900             875
Rare Hospitality International*        64,100           1,386
Taco Cabana, Cl A*                     66,400             643
                                                     -----------
                                                        3,935
                                                     -----------
TOTAL CONSUMER CYCLICAL (COST $10,499)                 14,651
                                                     -----------
----------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 3.0%
CONSUMER PRODUCTS-MISCELLANEOUS -- 0.9%
Fossil*                                30,650             829
                                                     -----------
                                                          829
----------------------------------------------------------------
FOOD-RETAIL -- 2.1%
Wild Oates Markets*                    48,300           1,908
                                                     -----------
                                                        1,908
                                                     -----------
TOTAL CONSUMER NON-CYCLICAL (COST $1,708)               2,737
                                                     -----------
----------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
HEALTH CARE -- 11.9%
HEALTH CARE COST CONTAINMENT -- 2.9%
American Dental Partners*             102,000   $       1,237
Hooper Holmes                          53,600           1,373
                                                     -----------
                                                        2,610
----------------------------------------------------------------
MEDICAL INFORMATION SYSTEMS -- 1.2%
Infocure*                              20,800             392
Sunquest*                              42,900             692
                                                     -----------
                                                        1,084
----------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 1.1%
Impath*                                35,400           1,031
                                                     -----------
                                                        1,031
----------------------------------------------------------------
MEDICAL LASER SYSTEMS -- 1.9%
Laser Vision Centers*                  53,100             745
Summit Technology*                     52,800             967
                                                     -----------
                                                        1,712
----------------------------------------------------------------
MEDICAL PRODUCTS -- 0.4%
Polymedica*                            15,700             365
                                                     -----------
                                                          365
----------------------------------------------------------------
MEDICAL-DRUGS -- 2.2%
Medco Research*                        60,200           1,501
Medicis Pharmaceuticals, Cl A*         18,025             514
                                                     -----------
                                                        2,015
----------------------------------------------------------------
RESPIRATORY PRODUCTS -- 2.2%
Resmed*                                58,900           1,948
                                                     -----------
                                                        1,948
                                                     -----------
TOTAL HEALTH CARE (COST $6,779)                        10,765
                                                     -----------
----------------------------------------------------------------
INDUSTRIAL -- 6.2%
ELECTRONIC MEASURING INSTRUMENTS -- 1.1%
Anaren Microwave*                      18,200             514
Molecular Devices*                     16,100             443
                                                     -----------
                                                          957
----------------------------------------------------------------
MACHINERY-GENERAL INDUSTRIAL -- 2.5%
Applied Science & Technology*          63,700           1,314
Asyst Technologies*                    28,200             931
                                                     -----------
                                                        2,245
----------------------------------------------------------------
MISCELLANEOUS MANUFACTURING -- 0.8%
Surmodics*                             48,200             717
                                                     -----------
                                                          717
----------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 1.3%
Waste Connections*                     57,600           1,184
                                                     -----------
                                                        1,184
----------------------------------------------------------------
POWER CONSERVATION/SUPPLY EQUIPMENT-- 0.5%
Power-One*                             18,900             482
                                                     -----------
                                                          482
                                                     -----------
TOTAL INDUSTRIAL (COST $4,859)                          5,585
                                                     -----------
----------------------------------------------------------------

THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
------------------------------------
As of September 30, 1999 (UNAUDITED)

PBHG LIMITED FUND

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
SERVICES -- 11.4%
COMMERCIAL SERVICES -- 0.7%
Cunningham Graphics International*     49,800  $          616
                                                     -----------
                                                          616
----------------------------------------------------------------
COMPUTER SERVICES -- 7.4%
Factset Research Systems               33,150           1,885
Mecon*                                114,200             728
Netegrity*                             41,800           1,019
Tier Technologies*                    103,600             712
Whittman-Hart*                         58,700           2,277
                                                     -----------
                                                        6,621
----------------------------------------------------------------
CONSULTING SERVICES -- 2.7%
Diamond Technology*                    32,700           1,467
Forrester Research*                    25,300             987
                                                     -----------
                                                        2,454
----------------------------------------------------------------
HUMAN RESOURCES -- 0.6%
Hall Kinion & Associates*              47,400             557
                                                     -----------
                                                          557
                                                     -----------
TOTAL SERVICES (COST $7,385)                           10,248
                                                     -----------
----------------------------------------------------------------
TECHNOLOGY -- 42.2%
APPLICATIONS SOFTWARE -- 6.5%
Ardent Software*                       55,500           1,495
Clarify*                               50,600           2,546
Exchange Applications*                 30,700             892
Great Plains Software*                 17,400             896
                                                     -----------
                                                        5,829
----------------------------------------------------------------
CIRCUITS -- 1.4%
Pericom Semiconductor*                 16,600             247
Power Integration*                     14,200             983
                                                     -----------
                                                        1,230
----------------------------------------------------------------
COMPUTER SOFTWARE -- 14.7%
Actuate*                               47,600           1,612
Advent Software*                       40,250           2,506
Bindview Development*                  15,400             303
Business Objects ADR*                  40,300           2,378
Informatica*                            6,000             304
Micromuse*                             39,900           2,564
Netiq*                                 18,700             554
Pervasive Software*                    64,900           2,239
Verity*                                11,200             771
                                                     -----------
                                                       13,231
----------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.9%
MTI Technology*                        35,700             823
                                                     -----------
                                                          823
----------------------------------------------------------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 1.7%
In Focus Systems*                      92,300           1,546
                                                     -----------
                                                        1,546
----------------------------------------------------------------

                                 Shares/Face           Market
Description                     Amount (000)         Value (000)
----------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 2.0%
TSI International Software Limited*    66,700        $  1,809
                                                     -----------
                                                        1,809
----------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 3.2%
Artisan Components*                    35,100             303
Electroglas*                           38,600             902
Transwitch*                            29,650           1,690
                                                     -----------
                                                        2,895
----------------------------------------------------------------
INTERNET SOFTWARE -- 2.5%
Appnet Systems*                        14,000             383
F5 Networks*                           20,800           1,415
Ramp Networks*                         18,700             411
                                                     -----------
                                                        2,209
----------------------------------------------------------------
NETWORKING PRODUCTS -- 1.1%
MMC Networks*                          32,300           1,007
                                                     -----------
                                                        1,007
----------------------------------------------------------------
TELECOMMUNICATION  EQUIPMENT -- 2.7%
Ditech Communications*                 26,900           1,412
Natural Microsystems*                  73,500           1,020
                                                     -----------
                                                        2,432
----------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 3.9%
Latitude Communication*                68,700           2,005
Lightbridge*                           54,100           1,065
TTI Team Telecom*                      44,300             452
                                                     -----------
                                                        3,522
----------------------------------------------------------------
WIRELESS EQUIPMENT -- 1.6%
Proxim*                                31,900           1,468
                                                     -----------
                                                        1,468
                                                     -----------
TOTAL TECHNOLOGY (COST $20,031)                        38,001
                                                     -----------
TOTAL COMMON STOCK (COST $51,261)                      81,987
                                                     -----------
----------------------------------------------------------------
REPURCHASE AGREEMENT -- 9.4%
J.P. Mortgage
   5.35%, dated 09/30/99,
   matures 10/01/99, repurchase price
   $8,497,023 (collateralized by U.S.
   Government Obligations: total market
   value $8,665,694) (A)               $8,496           8,496
                                                     -----------
TOTAL REPURCHASE AGREEMENT (COST $8,496)                8,496
                                                     -----------
TOTAL INVESTMENTS-- 100.4% (COST $59,757)              90,483
                                                     -----------
----------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.4)%
TOTAL OTHER ASSETS AND LIABILITIES, NET                  (354)
                                                     -----------
----------------------------------------------------------------

THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                            ------------------------------------
                                            As of September 30, 1999 (UNAUDITED)

PBHG LIMITED FUND
                                                       Market
Description                                          Value (000)
----------------------------------------------------------------
NET ASSETS:
Fund Shares of Pbhg Class (authorized 200 million
   shares -- $0.001 par value) based on 5,884,105
   outstanding shares of common stock                $ 33,488
Accumulated net investment loss                          (452)
Accumulated net realized gain on investments           26,367
Net unrealized appreciation on investments             30,726
                                                     -----------
TOTAL NET ASSETS-- 100.0%                            $ 90,129
                                                     -----------
                                                     -----------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $15.32
                                                     -----------
                                                     -----------
* Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depository Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

THE PBHG FUNDS, INC.

PBHG LARGE CAP 20 FUND (UNAUDITED)

 PBHG LARGE CAP 20 FUND

          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
              THE PBHG LARGE CAP 20 FUND, VERSUS THE S&P 500 INDEX
                  AND THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

              PBHG     S&P    LIPPER LARGE-CAP
           LARGE CAP   500      GROWTH FUNDS
            20 FUND   INDEX4      AVERAGE5
 11/30/96   $10000    $10000      $10000
 12/31/96     9841      9802        9748
  1/31/97    10462     10414       10378
  2/28/97    10001     10496       10202
  3/31/97     9260     10065        9671
  4/30/97     9881     10666       10253
  5/31/97    10912     11315       10945
  6/30/97    11523     11821       11408
  7/31/97    12854     12761       12504
  8/31/97    12234     12047       11872
  9/30/97    12914     12706       12494
 10/31/97    12424     12283       12041
 11/30/97    12494     12851       12336
 12/31/97    13084     13071       12480
  1/31/98    13355     13216       12679
  2/28/98    15097     14168       13687
  3/31/98    15998     14893       14322
  4/30/98    16278     15043       14566
  5/31/98    15848     14785       14222
  6/30/98    17589     15385       15125
  7/31/98    17609     15221       15046
  8/31/98    14516     13023       12573
  9/30/98    16708     13858       13464
 10/31/98    17069     14985       14353
 11/30/98    18320     15893       15386
 12/31/98    21960     16809       17059
  1/31/99    23995     17512       18243
  2/28/99    22294     16968       17500
  3/31/99    24400     17647       18562
  4/30/99    23337     18330       18588
  5/31/99    22527     17897       17947
  6/30/99    24178     18891       19243
  7/31/99    23540     18301       18662
  8/31/99    24512     18210       18716
  9/30/99    24178     18891       19252

 1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 2   The six month return has not been annualized.
 3   The PBHG Large Cap 20 Fund commenced operations on November 29, 1996.
 4 The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is not intended to imply the Fund's past or future performance.
 5 The Lipper Large-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Large-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The index is not intended to imply the Fund's past or future performance.

                          Average Annual Total Return1
                            As of September 30, 1999

------------------------------------------------------------------------
                                                             Annualized
                               6           One Year           Inception
                            Months2         Return            to Date3
------------------------------------------------------------------------
  PBHG Large Cap 20 Fund     3.98%          51.85%             38.87%
------------------------------------------------------------------------

                                Sector Weightings
                              at September 30, 1999

                               [PIE CHART OMITTED]
                             Consumer Cyclical (20%)
                                Health Care (3%)
                                 Industrial (3%)
                                Technology (67%)
                                    Cash (7%)

                        % of Total Portfolio Investments

THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                            ------------------------------------
                                            As of September 30, 1999 (UNAUDITED)

PBHG LARGE CAP 20 FUND

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
COMMON STOCK -- 93.1%
CONSUMER CYCLICAL -- 19.6%
AUDIO/VIDEO PRODUCTS -- 7.3%
Gemstar International*                426,100     $    33,289
                                                  -----------
                                                       33,289
----------------------------------------------------------------
BROADCAST SERVICE/PROGRAMMING -- 5.7%
Clear Channel Communications          322,900          25,792
                                                  -----------
                                                       25,792
----------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 4.3%
Home Depot                            286,400          19,654
                                                  -----------
                                                       19,654
----------------------------------------------------------------
RETAIL-DISCOUNT -- 2.3%
Wal-Mart Stores                       219,200          10,426
                                                  -----------
                                                       10,426
                                                  -----------
TOTAL CONSUMER CYCLICAL (COST $60,051)                 89,161
                                                  -----------
----------------------------------------------------------------
HEALTH CARE -- 3.1%
MEDICAL-BIOMEDICAL/GENETIC -- 3.1%
Genentech*                             97,500          14,265
                                                  -----------
                                                       14,265
                                                  -----------
TOTAL HEALTH CARE (COST $13,475)                       14,265
                                                  -----------
----------------------------------------------------------------
INDUSTRIAL -- 3.2%
MACHINERY-GENERAL INDUSTRIAL -- 3.2%
Applied Materials*                    185,900          14,442
                                                  -----------
                                                       14,442
                                                  -----------
TOTAL INDUSTRIAL (COST $11,894)                        14,442
                                                  -----------
----------------------------------------------------------------
TECHNOLOGY -- 67.2%
Computer Software -- 4.8%
Microsoft*                            238,800          21,626
                                                  -----------
                                                       21,626
----------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 4.7%
EMC*                                  298,200          21,303
                                                  -----------
                                                       21,303
----------------------------------------------------------------
COMPUTERS-MICRO -- 9.3%
Hewlett-Packard                       112,800          10,378
Sun Microsystems*                     340,800          31,694
                                                  -----------
                                                       42,072
----------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 13.0%
Broadcom, Cl A*                       196,300          21,397
Conexant Systems*                     286,800          20,838
LSI Logic*                            326,400          16,809
                                                  -----------
                                                       59,044
----------------------------------------------------------------
FIBER OPTICS -- 7.0%
JDS Uniphase*                         281,000          31,981
                                                  -----------
                                                       31,981
----------------------------------------------------------------

                                  Share/Face           Market
Description                     Amount (000)         Value (000)
----------------------------------------------------------------
INTERNET SOFTWARE -- 6.2%
America Online*                        61,500   $       6,396
At Home, Series A*                    512,000          21,216
Internap Network Services*             11,400             509
                                                  -----------
                                                       28,121
----------------------------------------------------------------
NETWORKING PRODUCTS -- 7.2%
Cisco Systems*                        481,050          32,982
                                                  -----------
                                                       32,982
----------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 15.0%
Lucent Technologies                   338,200          21,941
Nokia ADR                             259,500          23,306
Qualcomm*                             120,400          22,778
                                                  -----------
                                                       68,025
                                                  -----------
TOTAL TECHNOLOGY (COST $247,134)                      305,154
                                                  -----------
TOTAL COMMON STOCK ($332,554)                         423,022
                                                  -----------
----------------------------------------------------------------
REPURCHASE AGREEMENT -- 7.5%
J.P. Mortgage
   5.35%, dated 09/30/99,
   matures 10/01/99, repurchase price
   $33,795,576 (collateralized by U.S.
   Government Agency Instruments: total
   market value $34,466,436) (A)      $33,791          33,791
                                                  -----------
TOTAL REPURCHASE AGREEMENT (COST $33,791)              33,791
                                                  -----------
TOTAL INVESTMENTS-- 100.6% (COST $366,345)            456,813
                                                  -----------
----------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.6)%
TOTAL OTHER ASSETS AND LIABILITIES, NET                (2,669)
                                                  -----------
----------------------------------------------------------------
NET ASSETS:
Fund Shares of Pbhg Class (authorized 200 million
   shares -- $0.001 par value) based on 18,122,810
   outstanding shares of common stock                 214,487
Accumulated net investment loss                        (2,201)
Accumulated net realized gain on investments          151,390
Net unrealized appreciation on investments             90,468
                                                  -----------
TOTAL NET ASSETS-- 100.0%                          $  454,144
                                                  -----------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $25.06
                                                  -----------
                                                  -----------
* Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depository Receipt
Cl -- Class

THE PBHG FUNDS, INC.

PBHG NEW OPPORTUNITIES FUND (UNAUDITED)

PBHG NEW OPPORTUNITIES FUND

            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
             IN THE PBHG NEW OPPORTUNITIES FUND, VERSUS THE RUSSELL
        2000 GROWTH INDEX AND THE LIPPER SMALL-CAP GROWTH FUNDS AVERAGE

                                  [LINE GRAPH]

         PBHG NEW      RUSSELL 2000   LIPPER SMALL-CAP
      OPPORTUNITIES       GROWTH        GROWTH FUNDS
           FUND           INDEX4          AVERAGE5
2/28/99   $10000         $10000            $10000
   3/99    11714          10356             10504
   4/99    12133          11270             10924
   5/99    12795          11288             11033
   6/99    17254          11883             12041
   7/99    18768          11516             12008
   8/99    19046          11085             11839
   9/99    19572          11299             12139

 1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 2  The six month return has not been annualized.
 3 Total return has not been annualized. The PBHG New Opportunities Fund commenced operations on February 12, 1999.
 4 The Russell 2000 Growth Index is an unmanaged index comprised of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. TheIndex is not intended to imply the Fund's past or future performance.
 5 The Lipper Small-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Small-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The index is not intended to imply the Fund's past or future performance.

                            Cumulative Total Returns1
                            As of September 30, 1999

--------------------------------------------------------------------
                                     6                Cumulative
                                  Months2         Inception to Date3
--------------------------------------------------------------------
  PBHG New Opportunities Fund     67.09%                103.55%
--------------------------------------------------------------------
                                Sector Weightings
                              at September 30, 1999

                               [PIE CHART OMITTED]
                             Consumer Cyclical (9%)
                                Health Care (2%)
                                  Services (2%)
                                Technology (87%)

                        % of Total Portfolio Investments

THE PBHG FUNDS, INC.

                                                         SCHEDULE OF INVESTMENTS
                                            ------------------------------------
                                            As of September 30, 1999 (UNAUDITED)

PBHG NEW OPPORTUNITIES FUND

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
COMMON STOCK -- 93.6%
CONSUMER CYCLICAL -- 8.4%
AUDIO/VIDEO PRODUCTS -- 3.3%
Gemstar International Group*           18,500      $    1,445
                                                  -----------
                                                        1,445
----------------------------------------------------------------
RETAIL-INTERNET -- 5.1%
Amazon.com*                            10,200             815
Chemdex*                               25,000             770
Ebay*                                   4,200             593
                                                  -----------
                                                        2,178
                                                  -----------
TOTAL CONSUMER CYCLICAL (COST $2,965)                   3,623
                                                  -----------
----------------------------------------------------------------
HEALTH CARE -- 1.3%
MEDICAL PRODUCTS -- 1.3%
Minimed*                                6,000             590
                                                  -----------
                                                          590
                                                  -----------
TOTAL HEALTH CARE (COST $586)                             590
                                                  -----------
----------------------------------------------------------------
SERVICES -- 2.2%
CONSULTING SERVICES -- 2.2%
USWeb*                                 27,300             937
                                                  -----------
                                                          937
                                                  -----------
TOTAL SERVICES (COST $813)                                937
                                                  -----------
----------------------------------------------------------------
TECHNOLOGY -- 81.7%
APPLICATIONS SOFTWARE -- 6.1%
BEA Systems*                           30,200           1,066
Quest Software*                        15,600             725
Siebel Systems*                        12,600             840
                                                  -----------
                                                        2,631
----------------------------------------------------------------
CIRCUITS -- 2.1%
Micrel*                                20,400             885
                                                  -----------
                                                          885
----------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 1.9%
Research In Motion*                    26,800             829
                                                  -----------
                                                          829
----------------------------------------------------------------
COMPUTER DATA SECURITY -- 2.5%
Check Point Software*                   4,900             414
Verisign*                               6,300             671
                                                  -----------
                                                        1,085
----------------------------------------------------------------
COMPUTER SOFTWARE -- 5.3%
E.Piphany*                              8,100             395
Micromuse*                             13,900             893
Microstrategy*                         18,100           1,015
                                                  -----------
                                                        2,303
----------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 2.6%
Redback Networks*                      10,300   $       1,112
                                                  -----------
                                                        1,112
----------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 1.9%
Sandisk*                               12,500             815
                                                  -----------
                                                          815
----------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 17.4%
Applied Micro Circuits*                14,700             838
Broadcom, Cl A*                        12,000           1,308
Conexant Systems*                      16,200           1,177
Globespan*                             12,400             783
Hi / fn*                                7,900             871
PMC Sierra*                            14,400           1,331
QLogic*                                 5,400             377
SDL*                                   10,600             809
                                                  -----------
                                                        7,494
----------------------------------------------------------------
FIBER OPTICS -- 9.0%
Ciena*                                 24,200             883
E-Tek Dynamics*                        14,700             798
Harmonic Lite*                          5,800             759
JDS Uniphase*                          11,400           1,297
Lumenon Innovative Lightwave*          16,500             157
                                                  -----------
                                                        3,894
----------------------------------------------------------------
INTERNET CONTENT -- 7.9%
Doubleclick*                            7,200             858
Infospace.com*                         21,500             884
Network Solutions*                      8,700             799
Yahoo*                                  4,700             844
                                                  -----------
                                                        3,385
----------------------------------------------------------------
INTERNET SOFTWARE -- 13.1%
America Online*                         8,300             863
At Home, Series A*                     19,100             792
Commerce One*                           7,900             772
Exodus Communications*                 17,800           1,283
Lycos*                                 23,500           1,178
Vignette*                               8,500             769
                                                  -----------
                                                        5,657
----------------------------------------------------------------
NETWORK SOFTWARE -- 0.7%
Ion Networks*                          48,800             314
                                                  -----------
                                                          314
----------------------------------------------------------------
NETWORKING PRODUCTS -- 6.3%
Cisco Systems*                         12,400             850
Emulex*                                 4,900             421
Juniper Networks*                       7,800           1,420
                                                  -----------
                                                        2,691
----------------------------------------------------------------
TELECOMMUNICATION  EQUIPMENT -- 1.0%
Qualcomm*                               2,200             416
                                                  -----------
                                                          416
----------------------------------------------------------------

THE PBHG FUNDS, INC.

SCHEDULE OF INVESTMENTS
------------------------------------
As of September 30, 1999 (UNAUDITED)

PBHG NEW OPPORTUNITIES FUND

                                 Shares/Face           Market
Description                     Amount (000)         Value (000)
----------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 2.0%
Copper Mountain Networks*               9,700  $          850
                                                  -----------
                                                          850
----------------------------------------------------------------
WIRELESS EQUIPMENT -- 1.9%
RF Micro Devices*                      18,000             823
                                                  -----------
                                                          823
                                                  -----------
TOTAL TECHNOLOGY (COST $31,275)                        35,184
                                                  -----------
TOTAL COMMON STOCK (COST $35,639)                      40,334
                                                  -----------
----------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.2%
Morgan Stanley
   5.00%, dated 09/30/99,
   matures 10/01/99, repurchase price
   $85,876 (collateralized by U.S.
   Treasury Obligations: total
   market value $87,856) (A)              $86              86
                                                  -----------
TOTAL REPURCHASE AGREEMENT (COST $86)                      86
                                                  -----------
TOTAL INVESTMENTS-- 93.8% (COST $35,725)              $40,420
                                                  -----------
                                                  -----------
Percentages indicated are based on net assets of $43,076,938
* Non-income producing security
(A) -- Tri-party repurchase agreement
Cl -- Class

The accompanying notes are an integral part of the financial statements.

THE PBHG FUNDS, INC.

PBHG LARGE CAP VALUE FUND (UNAUDITED)

PBHG LARGE CAP VALUE FUND

            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
           IN THE PBHG LARGE CAP VALUE FUND, VERSUS THE S&P 500 INDEX
                  AND THE LIPPER MULTI-CAP VALUE FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

               PBHG      S&P   LIPPER MULTI-CAP
            LARGE CAP    500      VALUE FUNDS
           VALUE FUND  INDEX4     AVERAGE5
 12/31/96   $10000     $10000     $10000
  1/31/97    10240      10624      10387
  2/28/97    10430      10708      10473
  3/31/97    10110      10269      10132
  4/30/97    10380      10881      10419
  5/31/97    11080      11543      11096
  6/30/97    11560      12060      11501
  7/31/97    12400      13019      12344
  8/31/97    12000      12291      12039
  9/30/97    12450      12963      12652
 10/31/97    12110      12531      12165
 11/30/97    12390      13110      12424
 12/31/97    12562      13335      12629
  1/31/98    12540      13483      12563
  2/28/98    13407      14455      13435
  3/31/98    14101      15194      14010
  4/30/98    14198      15347      14071
  5/31/98    14101      15084      13756
  6/30/98    14339      15696      13792
  7/31/98    14318      15529      13315
  8/31/98    12312      13287      11324
  9/30/98    13201      14138      11851
 10/31/98    14578      15288      12778
 11/30/98    15553      16214      13358
 12/31/98    16925      17149      13782
  1/31/99    17244      17866      13822
  2/28/99    16509      17311      13399
  3/31/99    16962      18003      13751
  4/30/99    17415      18701      14794
  5/31/99    17550      18259      14736
  6/30/99    18701      19272      15257
  7/31/99    18297      18671      14807
  8/31/99    17991      18578      14354
  9/30/99    17844      18066      13800

 1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 2  The six month return has not been annualized.
 3  The PBHG Large Cap Value Fund commenced operations on December 31, 1996.
 4 The S&P 500 Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is not intended to imply the Fund's past or future performance.
 5 The Lipper Multi-Cap Value Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Multi-Cap Value category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The index is not intended to imply the Fund's past or future performance.

                          Average Annual Total Return1
                            As of September 30, 1999

---------------------------------------------------------------------------
                                                                Annualized
                                  6           One Year           Inception
                               Months2         Return            to Date3
---------------------------------------------------------------------------
  PBHG Large Cap Value Fund     5.20%          35.17%             23.46%
---------------------------------------------------------------------------

                                Sector Weightings
                              at September 30, 1999

                               [PIE CHART OMITTED]
                              Basic Materials (1%)
                             Consumer Cyclical (5%)
                           Consumer Non-Cyclical (5%)
                                   Energy (4%)
                                 Financial (21%)
                                Health Care (16%)
                                 Industrial (3%)
                                 Services (26%)
                                Technology (16%)
                                 Utilities (2%)
                                    Cash (1%)

                        % of Total Portfolio Investments

THE PBHG FUNDS, INC.

SCHEDULE OF INVESTMENTS
------------------------------------
As of September 30, 1999 (UNAUDITED)

PBHG LARGE CAP VALUE FUND

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
COMMON STOCK -- 98.8%
BASIC MATERIALS -- 0.5%
CHEMICALS-DIVERSIFIED -- 0.5%
Dupont E.I. De Nemours                  3,000        $    183
                                                     -----------
                                                          183
                                                     -----------
TOTAL BASIC MATERIALS (COST $214)                         183
                                                     -----------
----------------------------------------------------------------
CONSUMER CYCLICAL -- 4.6%
AUTO-CARS/LIGHT TRUCKS -- 1.0%
Daimler Chrysler AG                     5,100             354
                                                     -----------
                                                          354
----------------------------------------------------------------
MULTIMEDIA -- 2.4%
Gannett                                 3,100             214
McGraw Hill                             8,200             397
Time Warner                             3,500             213
                                                     -----------
                                                          824
----------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 1.2%
Lowes Companies                         9,000             439
                                                     -----------
                                                          439
                                                     -----------
TOTAL CONSUMER CYCLICAL (COST $1,589)                   1,617
                                                     -----------
----------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 5.0%
COSMETICS & TOILETRIES -- 1.8%
Kimberly-Clark                          3,700             194
Procter & Gamble                        4,500             422
                                                     -----------
                                                          616
----------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 3.2%
Bestfoods                               8,900             432
Quaker Oats                            11,200             693
                                                     -----------
                                                        1,125
                                                     -----------
TOTAL CONSUMER NON-CYCLICAL (COST $1,757)               1,741
                                                     -----------
----------------------------------------------------------------
ENERGY -- 4.4%
OIL COMPANIES-INTEGRATED -- 3.9%
Exxon                                   5,200             395
Mobil                                   6,000             604
Royal Dutch Petroleum                   6,000             354
                                                     -----------
                                                        1,353
----------------------------------------------------------------
OIL-FIELD SERVICES -- 0.5%
Halliburton                             4,500             185
                                                     -----------
                                                          185
                                                     -----------
TOTAL ENERGY (COST $1,575)                              1,538
                                                     -----------
----------------------------------------------------------------
FINANCIAL -- 20.8%
COMMERCIAL BANKS-CENTRAL US -- 0.6%
Old Kent Financial                      5,200             193
                                                     -----------
                                                          193
----------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 4.1%
Citigroup                              18,700        $    823
Morgan Stanley Dean Witter & Company    7,000             624
                                                     -----------
                                                        1,447
----------------------------------------------------------------
FINANCE-CREDIT CARD -- 0.7%
American Express                        1,800             242
                                                     -----------
                                                          242
----------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 2.8%
Federal National Mortgage               5,700             357
Federal Home Loan Mortgage             11,800             614
                                                     -----------
                                                          971
----------------------------------------------------------------
INSURANCE BROKERS -- 1.1%
Marsh & McLennan                        5,700             391
                                                     -----------
                                                          391
----------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 1.8%
AFLAC                                  14,800             620
                                                     -----------
                                                          620
----------------------------------------------------------------
MONEY CENTER BANKS -- 7.8%
Bank Of America                        14,400             802
Chase Manhattan                        10,500             791
Morgan (J.P.) & Company                 9,900           1,131
                                                     -----------
                                                        2,724
----------------------------------------------------------------
MULTI-LINE INSURANCE -- 1.5%
American International Group            6,000             522
                                                     -----------
                                                          522
----------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 0.4%
Mellon Bank                             4,000             135
                                                     -----------
                                                          135
                                                     -----------
TOTAL FINANCIAL (COST $7,622)                           7,245
                                                     -----------
----------------------------------------------------------------
HEALTH CARE -- 16.3%
DISPOSABLE MEDICAL PRODUCTS -- 1.4%
Bard (C.R.) Bard                       10,600             499
                                                     -----------
                                                          499
----------------------------------------------------------------
MEDICAL PRODUCTS -- 2.5%
Johnson & Johnson                       9,400             864
                                                     -----------
                                                          864
----------------------------------------------------------------
MEDICAL-DRUGS -- 11.1%
American Home Products                 20,200             838
Bristol-Myers Squibb                   12,700             857
Merck                                   9,700             629
Schering Plough                        35,100           1,531
                                                     -----------
                                                        3,855
----------------------------------------------------------------
MEDICAL-HMO -- 1.3%
Wellpoint Health Networks*              8,100             462
                                                     -----------
                                                          462
                                                     -----------
TOTAL HEALTH CARE (COST $5,753)                         5,680
                                                     -----------
----------------------------------------------------------------

THE PBHG FUNDS, INC.

                                                         SCHEDULE OF INVESTMENTS
                                            ------------------------------------
                                            As of September 30, 1999 (UNAUDITED)

PBHG LARGE CAP VALUE FUND

                                                       Market
Description                           Shares         Value (000)
-----------------------------------------------------------------
INDUSTRIAL -- 3.2%
DIVERSIFIED MANUFACTURING OPERATIONS-- 1.2%
Tyco International Limited              4,200        $    433
                                                     -----------
                                                          433
-----------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 0.6%
Rockwell International                  4,000             210
                                                     -----------
                                                          210
-----------------------------------------------------------------
MACHINERY-GENERAL INDUSTRIAL -- 1.4%
Applied Materials*                      6,100             474
                                                     -----------
                                                          474
                                                     -----------
TOTAL INDUSTRIAL (COST $1,074)                          1,117
                                                     -----------
-----------------------------------------------------------------
SERVICES -- 26.3%
COMPUTER SERVICES -- 3.1%
Computer Sciences*                      9,700             682
Sungard Data Systems*                  15,300             403
                                                     -----------
                                                        1,085
-----------------------------------------------------------------
TELEPHONE-INTEGRATED -- 13.6%
Ameritech                              24,600           1,653
AT&T                                   27,300           1,187
GTE                                     8,600             661
SBC Communications                     24,200           1,236
                                                     -----------
                                                        4,737
-----------------------------------------------------------------
TELEPHONE-LOCAL -- 8.1%
Bell South                             33,200           1,494
US West                                23,100           1,318
                                                     -----------
                                                        2,812
-----------------------------------------------------------------
TELEPHONE-LONG DISTANCE -- 1.5%
MCI Worldcom*                           7,600             546
                                                     -----------
                                                          546
                                                     -----------
TOTAL SERVICES (COST $9,262)                            9,180
                                                     -----------
-----------------------------------------------------------------
TECHNOLOGY -- 15.6%
COMPUTER SOFTWARE -- 1.6%
Computer Associates International       9,300             570
                                                     -----------
                                                          570
-----------------------------------------------------------------
COMPUTERS-MICRO -- 6.1%
Hewlett Packard                         3,700             341
IBM                                    14,800           1,796
                                                     -----------
                                                        2,137
-----------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 2.7%
Intel                                  12,600             936
                                                     -----------
                                                          936
-----------------------------------------------------------------
NETWORK SOFTWARE -- 1.1%
Novell*                                17,800             368
                                                     -----------
                                                          368
-----------------------------------------------------------------

                                 Shares/Face           Market
Description                     Amount (000)         Value (000)
-----------------------------------------------------------------
OFFICE AUTOMATION & EQUIPMENT -- 2.6%
Pitney Bowes                            9,000   $         548
Xerox                                   8,300             348
                                                     -----------
                                                          896
-----------------------------------------------------------------
PRINTERS & RELATED PRODUCTS -- 1.5%
Lexmark International Group*            6,500             523
                                                     -----------
                                                          523
                                                     -----------
TOTAL TECHNOLOGY (COST $5,274)                          5,430
                                                     -----------
-----------------------------------------------------------------
UTILITIES -- 2.1%
ELECTRIC-INTEGRATED -- 2.1%
Consolidated Edison                     8,600             357
Peco Energy                             9,800             367
                                                     -----------
                                                          724
                                                     -----------
TOTAL UTILITIES (COST $712)                               724
                                                     -----------
TOTAL COMMON STOCK (COST $34,832)                      34,455
                                                     -----------
-----------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.8%
Morgan Stanley
   5.00%, dated 09/30/99, matures
   10/01/99, repurchase price $278,045
   (collateralized by U.S. Government
   Obligations: total market
   value $284,456) (A)                   $278             278
                                                     -----------
TOTAL REPURCHASE AGREEMENT (COST $278)                    278
                                                     -----------
TOTAL INVESTMENTS--  99.6% (COST $35,110)            $ 34,733
                                                     -----------
                                                     -----------

Percentages indicated are based on net assets of $34,881,582
*Non-income producing security
(A) -- Tri-party repurchase agreement

 The accompanying notes are an integral part of the financial statements.

THE PBHG FUNDS, INC.

PBHG MID-CAP VALUE FUND (UNAUDITED)

PBHG MID-CAP VALUE FUND

          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
             THE PBHG MID-CAP VALUE FUND, VERSUS THE S&P MID CAP 400
                INDEX AND THE LIPPER MID-CAP VALUE FUNDS AVERAGE

                               [LINE GRAPH OMITTED]

             PBHG         S&P        LIPPER MID-CAP
            MID-CAP      MID-CAP       VALUE FUNDS
          VALUE FUND    400 INDEX4      AVERAGE5
 4/30/97   $10000        $10000       $10000
 5/31/97    10740         10874        10837
 6/30/97    11410         11180        11257
 7/31/97    12890         12285        12015
 8/31/97    13240         12271        12060
 9/30/97    14300         12976        12736
10/31/97    13760         12411        12306
11/30/97    13870         12595        12376
12/31/97    14148         13083        12611
 1/31/98    14138         12834        12449
 2/28/98    15443         13896        13367
 3/31/98    16106         14523        13959
 4/30/98    16422         14787        14081
 5/31/98    15717         14123        13509
 6/30/98    15896         14211        13409
 7/31/98    15580         13660        12604
 8/31/98    12769         11119        10433
 9/30/98    13906         12157        10945
10/31/98    15358         13243        11650
11/30/98    16538         13904        12102
12/31/98    18087         15584        12673
 1/31/99    18122         14977        12385
 2/28/99    17023         14193        11764
 3/31/99    17451         14589        12011
 4/30/99    17764         15740        13011
 5/31/99    18666         15808        13226
 6/30/99    20042         16656        13690
 7/31/99    20215         16301        13382
 8/31/99    19487         15742        12837
 9/30/99    19173         15255        12527

 1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 2  The six month return has not been annualized.
 3  The PBHG Mid-Cap Value Fund commenced operations on April 30, 1997.
 4 The S&P Mid Cap 400 Index is an unmanaged capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
 5 The Lipper Mid-Cap Value Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Mid-Cap Value category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The index is not intended to imply the Fund's past or future performance.

                          Average Annual Total Return1
                            As of September 30, 1999

-------------------------------------------------------------------------
                                                              Annualized
                                6           One Year           Inception
                             Months2         Return            to Date3
-------------------------------------------------------------------------
  PBHG Mid-Cap Value Fund     9.87%          37.88%             30.88%
-------------------------------------------------------------------------

                               Sector Weightings
                              at September 30, 1999

                               [PIE CHART OMITTED]
                              Basic Materials (1%)
                             Consumer Cyclical (16%)
                           Consumer Non-Cyclical (9%)
                                   Energy (9%)
                                 Financial (10%)
                                Health Care (14%)
                                 Industrial (7%)
                                  Services (8%)
                                Technology (16%)
                               Transportation (1%)
                                 Utilities (4%)
                                    Cash (5%)

                        % of Total Portfolio Investments

THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
------------------------------------
As of September 30, 1999 (UNAUDITED)

PBHG MID-CAP VALUE FUND

                                                       Market
Description                           Shares         Value (000)
-----------------------------------------------------------------
COMMON STOCK -- 97.9%
BASIC MATERIALS -- 1.4%
CHEMICALS-SPECIALTY -- 1.4%
Cytec Industries*                      23,700   $         569
                                                     -----------
                                                          569
                                                     -----------
TOTAL BASIC MATERIALS (COST $541)                         569
                                                     -----------
-----------------------------------------------------------------
CONSUMER CYCLICAL -- 16.1%
APPAREL MANUFACTURERS -- 1.4%
Tommy Hilfiger*                        20,500             578
                                                     -----------
                                                          578
-----------------------------------------------------------------
CASINO HOTELS -- 1.6%
Harrah's Entertainment*                23,400             649
                                                     -----------
                                                          649
-----------------------------------------------------------------
MULTIMEDIA -- 2.7%
Scripps E.W., Cl A                     22,200           1,090
                                                     -----------
                                                        1,090
-----------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 1.8%
AnnTaylor Stores*                      17,500             715
                                                     -----------
                                                          715
-----------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 1.6%
Circuit City Stores                    15,000             633
                                                     -----------
                                                          633
-----------------------------------------------------------------
RETAIL-JEWELRY -- 0.9%
Zale*                                   9,700             372
                                                     -----------
                                                          372
-----------------------------------------------------------------
RETAIL-RESTAURANTS -- 1.8%
Brinker International*                 13,800             374
Starbucks*                             14,800             367
                                                     -----------
                                                          741
-----------------------------------------------------------------
TOYS -- 1.7%
Hasbro                                 32,700             701
                                                     -----------
                                                          701
-----------------------------------------------------------------
TRAVEL SERVICES -- 2.6%
Galileo International                  26,600           1,071
                                                     -----------
                                                        1,071
                                                     -----------
TOTAL CONSUMER CYCLICAL (COST $6,574)                   6,550
                                                     -----------
-----------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 8.8%
BEVERAGES-WINE/SPIRITS -- 2.8%
Beringer Wine Estates*                  4,800             197
Canandaigua Brands, Cl A*              16,000             956
                                                     -----------
                                                        1,153
-----------------------------------------------------------------
FOOD-DAIRY PRODUCTS -- 0.4%
Suiza Foods*                            4,100             154
                                                     -----------
                                                          154
-----------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
-----------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 2.9%
Aurora Foods*                          57,700         $   923
Nabisco Group Holdings                 17,500             263
                                                     -----------
                                                        1,186
-----------------------------------------------------------------
FOOD-RETAIL -- 2.7%
Safeway*                               28,400           1,081
                                                     -----------
                                                        1,081
                                                     -----------
TOTAL CONSUMER NON-CYCLICAL (COST $3,774)               3,574
                                                     -----------
-----------------------------------------------------------------
ENERGY -- 9.7%
COAL -- 0.5%
Alliance Resource Partners*            15,900             229
                                                     -----------
                                                          229
-----------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION-- 7.7%
Cabot Oil & Gas, Cl A                   2,900              50
Devon Energy                           20,400             845
EOG Resources                          31,300             665
Forest Oil*                            23,000             393
Louis Dreyfus Natural Gas*             14,900             319
Santa Fe Snyder*                       69,000             621
Swift Energy*                           9,800             124
Vintage Petroleum                       9,400             127
                                                     -----------
                                                        3,144
-----------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 1.0%
Cooper Cameron*                        10,400             392
                                                     -----------
                                                          392
-----------------------------------------------------------------
PIPELINES -- 0.4%
KN Energy*                              6,900             155
                                                     -----------
                                                          155
-----------------------------------------------------------------
SEISMIC DATA COLLECTION -- 0.1%
Veritas DGC*                            2,400              46
                                                     -----------
                                                           46
                                                     -----------
TOTAL ENERGY (COST $3,904)                              3,966
                                                     -----------
-----------------------------------------------------------------
FINANCIAL -- 10.5%
COMMERCIAL BANKS-CENTRAL US -- 0.4%
Cullen/Frost Bankers                    6,900             173
                                                     -----------
                                                          173
-----------------------------------------------------------------
COMMERCIAL BANKS-WESTERN US -- 2.8%
Zions Bancorporation                   20,900           1,152
                                                     -----------
                                                        1,152
-----------------------------------------------------------------
FINANCE-CREDIT CARD -- 1.2%
Providian Financial                     6,100             483
                                                     -----------
                                                          483
-----------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 1.3%
Donaldson, Lufkin, & Jenrette           4,900             194
Paine Webber Group                      9,100             330
                                                     -----------
                                                          524
-----------------------------------------------------------------

THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
------------------------------------
As of September 30, 1999 (UNAUDITED)

PBHG MID-CAP VALUE FUND

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 3.8%
AFLAC                                  21,600  $          904
Jefferson-Pilot                         2,700             171
Protective Life                        15,300             444
                                                     -----------
                                                        1,519
----------------------------------------------------------------
REITS-OFFICE PROPERTY -- 0.7%
Crescent Real Estate Equities          16,100             290
                                                     -----------
                                                          290
----------------------------------------------------------------
S & L/THRIFTS-EASTERN US -- 0.3%
Sovereign Bancorp                      14,800             134
                                                     -----------
                                                          134
                                                     -----------
TOTAL FINANCIAL (COST $4,659)                           4,275
----------------------------------------------------------------
HEALTH CARE -- 14.8%
DISPOSABLE MEDICAL -- 3.1%
Bard (C.R.)                            27,300           1,285
                                                     -----------
                                                        1,285
----------------------------------------------------------------
DRUG DELIVERY SYSTEMS -- 1.3%
Elan ADR*                              15,700             527
                                                     -----------
                                                          527
----------------------------------------------------------------
MEDICAL PRODUCTS -- 2.3%
Baxter International                    6,900             416
PSS World Medical*                     58,200             520
                                                     -----------
                                                          936
----------------------------------------------------------------
MEDICAL-DRUGS -- 4.3%
Barr Laboratories*                      6,900             219
Dura Pharmaceuticals*                   6,700              93
Forest Laboratories*                   19,800             834
Medimmune*                              5,900             588
Triangle Pharmaceuticals*               1,100              21
                                                     -----------
                                                        1,755
----------------------------------------------------------------
MEDICAL-WHOLESALE DRUG DISTRIBUTION-- 2.5%
Amerisource Health*                    43,100           1,021
                                                     -----------
                                                        1,021
----------------------------------------------------------------
VETERINARY DIAGNOSTICS -- 1.3%
Veterinary Centers of America*         45,800             524
                                                     -----------
                                                          524
                                                     -----------
TOTAL HEALTH CARE (COST $6,341)                         6,048
                                                     -----------
----------------------------------------------------------------
INDUSTRIAL -- 7.6%
AEROSPACE/DEFENSE-EQUIPMENT -- 2.4%
BE Aerospace*                          10,400             124
General Dynamics                       13,600             849
                                                     -----------
                                                          973
----------------------------------------------------------------
ELECTRIC PRODUCTS-MISCELLANEOUS -- 1.2%
C-Cube Microsystems*                   10,800             470
                                                     -----------
                                                          470
----------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 1.8%
DII Group*                             20,400        $    718
                                                     -----------
                                                          718
----------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 1.4%
Vishay Intertechnology*                24,900             591
                                                     -----------
                                                          591
----------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.8%
Republic Services*                     30,800             335
                                                     -----------
                                                          335
                                                     -----------
TOTAL INDUSTRIAL (COST $2,950)                          3,087
                                                     -----------
----------------------------------------------------------------
SERVICES -- 7.8%
ADVERTISING AGENCIES -- 1.1%
Snyder Communications*                 24,600             374
Ventiv Health*                          8,200              81
                                                     -----------
                                                          455
----------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- 2.9%
Block H&R                              27,300           1,186
                                                     -----------
                                                        1,186
----------------------------------------------------------------
COMPUTER SERVICES -- 1.8%
DST Systems*                            4,700             267
Safeguard Scientifics*                  6,900             469
                                                     -----------
                                                          736
----------------------------------------------------------------
CONSULTING SERVICES -- 0.6%
Navigant Consulting*                    4,900             227
                                                     -----------
                                                          227
----------------------------------------------------------------
TELEPHONE-INTEGRATED -- 0.7%
Centurytel                              7,000             284
                                                     -----------
                                                          284
----------------------------------------------------------------
TELEPHONE-LOCAL -- 0.7%
Cincinnati Bell                        14,800             288
                                                     -----------
                                                          288
                                                     -----------
TOTAL SERVICES (COST $3,137)                            3,176
                                                     -----------
----------------------------------------------------------------
TECHNOLOGY -- 16.2%
APPLICATIONS SOFTWARE -- 0.8%
Siebel Systems*                         4,900             326
                                                     -----------
                                                          326
----------------------------------------------------------------
CIRCUITS -- 2.1%
Analog Devices*                         7,400             379
Linear Technology                       7,900             464
                                                     -----------
                                                          843
----------------------------------------------------------------
COMPUTER SOFTWARE -- 0.8%
Symantec*                               8,800             317
                                                     -----------
                                                          317
----------------------------------------------------------------

THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                            ------------------------------------
                                            As of September 30, 1999 (UNAUDITED)

PBHG MID-CAP VALUE FUND

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 2.0%
Seagate Technology*                     6,900   $         213
Smart Modular Technologies*            17,400             593
                                                     -----------
                                                          806
----------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.4%
American Management Systems             6,500             167
                                                     -----------
                                                          167
----------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 3.4%
Cypress Semiconductor*                  6,900             149
Fairchild Semicon International, Cl A* 25,500             599
Micron Technology                       6,900             459
National Semiconductor*                 6,600             201
                                                     -----------
                                                        1,408
----------------------------------------------------------------
TELECOMMUNICATION  EQUIPMENT -- 3.7%
Antec*                                 10,500             558
Com21*                                 23,700             308
General Instrument*                     6,900             332
Terayon Communication*                  6,300             308
                                                     -----------
                                                        1,506
----------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.4%
RCN*                                   14,400             590
                                                     -----------
                                                          590
----------------------------------------------------------------
WIRELESS EQUIPMENT -- 1.6%
Pinnacle Holdings*                     25,100             656
                                                     -----------
                                                          656
                                                     -----------
TOTAL TECHNOLOGY (COST $6,103)                          6,619
                                                     -----------
----------------------------------------------------------------
TRANSPORTATION -- 1.1%
AIRLINES -- 1.1%
Alaska Airgroup*                       10,700             435
                                                     -----------
                                                          435
                                                     -----------
TOTAL TRANSPORTATION (COST $479)                          435
                                                     -----------
----------------------------------------------------------------
UTILITIES -- 3.9%
ELECTRIC-INTEGRATED -- 2.8%
Minnesota Power                        65,900           1,157
                                                     -----------
                                                        1,157
----------------------------------------------------------------
GAS-DISTRIBUTION -- 1.1%
MCN Energy Group                        6,400             110
UGI                                    14,100             328
                                                     -----------
                                                          438
                                                     -----------
TOTAL UTILITIES (COST $1,676)                           1,595
                                                     -----------
TOTAL COMMON STOCK (COST $40,138)                      39,894
                                                     -----------
----------------------------------------------------------------

                                      Face           Market
Description                        Amount (000)    Value (000)
----------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.6%
Morgan Agency
   5.23%, dated 09/30/99, matures
   10/01/99, repurchase price $2,291,245
   (collateralized by U.S. Government
   Agencies: total market
   value $2,355,961) (A)               $2,291        $  2,291
                                                     -----------
TOTAL REPURCHASE AGREEMENT (COST $2,291)                2,291
                                                     -----------
TOTAL INVESTMENTS-- 103.5% (COST $42,429)              42,185
                                                     -----------
----------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (3.5)%
Payable for securities purchased                       (3,175)
Other assets and liabilities                            1,733
                                                     -----------
TOTAL OTHER ASSETS AND LIABILITIES, NET                (1,442)
                                                     -----------
----------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200 million
   shares -- $0.001 par value) based on
   2,456,642 outstanding shares of common stock        22,008
Accumulated net investment loss                           (41)
Accumulated net realized gain on investments           19,020
Net unrealized depreciation on investments               (244)
                                                     -----------
TOTAL NET ASSETS-- 100.0%                            $ 40,743
                                                     -----------
                                                     -----------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $16.58
                                                     -----------
                                                     -----------

* Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depository Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

THE PBHG FUNDS, INC.

PBHG SMALL CAP VALUE FUND (UNAUDITED)

PBHG SMALL CAP VALUE FUND

                 COMPARISON OF CHANGE IN THE VALUE OF A $10,000
                  INVESTMENT IN THE PBHG SMALL CAP VALUE FUND,
                      VERSUS THE RUSSELL 2000 INDEX AND THE
                      LIPPER SMALL-CAP VALUE FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

              PBHG      RUSSELL       LIPPER
           SMALL CAP     2000     SMALL-CAP VALUE
           VALUE FUND   INDEX4     FUNDS AVERAGE5
  4/30/97   $10000      $10000        $10000
  5/31/97    10880       11113         10892
  6/30/97    11800       11589         11475
  7/31/97    13070       12128         12115
  8/31/97    13370       12405         12411
  9/30/97    14550       13313         13242
 10/31/97    14210       12729         12865
 11/30/97    14200       12646         12785
 12/31/97    14539       12868         12913
  1/31/98    14518       12665         12711
  2/28/98    15615       13601         13548
  3/31/98    16227       14162         14151
  4/30/98    16438       14240         14312
  5/31/98    15520       13473         13757
  6/30/98    15098       13501         13509
  7/31/98    14402       12409         12573
  8/31/98    11490        9999         10386
  9/30/98    11838       10782         10726
 10/31/98    12872       11221         11154
 11/30/98    13811       11809         11657
 12/31/98    14703       12540         12065
  1/31/99    14410       12707         11883
  2/28/99    13237       11678         11080
  3/31/99    12831       11860         10897
  4/30/99    13429       12923         11857
  5/31/99    14004       13111         12274
  6/30/99    14962       13704         12844
  7/31/99    15255       13328         12723
  8/31/99    15131       12835         12245
  9/30/99    15132       12839         11984

 1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 2  The six month return has not been annualized.
 3  The PBHG Small Cap Value Fund commenced operations on April 30, 1997.
 4 The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest securities in the Russell 3000 Index. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.
 5 The Lipper Small-Cap Value Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Small-Cap Value category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The index is not intended to imply the Fund's past or future performance.

                          Average Annual Total Return1
                            As of September 30, 1999

---------------------------------------------------------------------------
                                                                Annualized
                                      6           One Year       Inception
                                   Months2         Return        to Date3
---------------------------------------------------------------------------
  PBHG Small Cap Value Fund        17.93%          27.82%         18.67%
---------------------------------------------------------------------------

                                Sector Weightings
                              at September 30, 1999

                               [PIE CHART OMITTED]
                              Basic Materials (5%)
                             Consumer Cyclical (16%)
                           Consumer Non-Cyclical (10%)
                                  Energy (11%)
                                 Financial (12%)
                                Health Care (8%)
                                 Industrial (9%)
                                  Services (1%)
                                Technology (18%)
                               Transportation (3%)
                                 Utilities (1%)
                                    Cash (6%)

                        % of Total Portfolio Investments

                                                            THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                      ------------------------------------------
                                            As of September 30, 1999 (UNAUDITED)

PBHG SMALL CAP VALUE FUND

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
COMMON STOCK -- 98.2%
BASIC MATERIALS -- 4.7%
CHEMICALS-PLASTICS -- 1.5%
Geon                                   33,800     $       870
Hanna                                  14,200             161
                                                  --------------
                                                        1,031
----------------------------------------------------------------
CHEMICALS-SPECIALTY -- 2.0%
Cytec Industries*                      39,000             936
Grace (W.R.) & Company*                23,900             384
                                                  --------------
                                                        1,320
----------------------------------------------------------------
METAL-ALUMINUM -- 1.2%
Commonwealth Industries                60,700             816
                                                  --------------
                                                          816
                                                  --------------
TOTAL BASIC MATERIALS (COST $3,819)                     3,167
                                                  --------------
----------------------------------------------------------------
CONSUMER CYCLICAL -- 17.0%
APPAREL MANUFACTURERS -- 0.7%
Isaacs (I.C.) & Company*              106,000             146
Kellwood                               16,100             354
                                                  --------------
                                                          500
----------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL-- 1.9%
Delco Remy International*             109,000             981
Dura Automotive Systems*               11,000             265
                                                  --------------
                                                        1,246
----------------------------------------------------------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.4%
Pulte                                  11,600             252
                                                  --------------
                                                          252
----------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 1.3%
Cellstar*                              53,700             403
Owens & Minor                          45,800             441
                                                  --------------
                                                          844
----------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 1.6%
Acclaim Entertainment*                144,700           1,099
                                                  --------------
                                                        1,099
----------------------------------------------------------------
FOOTWEAR & RELATED APPAREL -- 0.9%
Stride Rite                            81,800             573
                                                  --------------
                                                          573
----------------------------------------------------------------
HOME FURNISHINGS -- 1.6%
Ethan Allen Interiors                   5,400             172
Furniture Brands International*        47,100             927
                                                  --------------
                                                        1,099
----------------------------------------------------------------
PUBLISHING-BOOKS -- 0.8%
Scholastic*                            10,200             510
                                                  --------------
                                                          510
----------------------------------------------------------------
RADIO -- 0.5%
Emmis Communications, Cl A*             5,200             343
                                                  --------------
                                                          343
----------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 0.1%
Baker (J.) & Company                    9,400  $           74
                                                  --------------
                                                           74
----------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 2.6%
Tweeter Home Entertainment Group*      46,100           1,723
                                                  --------------
                                                        1,723
----------------------------------------------------------------
RETAIL-INTERNET -- 0.2%
Fatbrain.com*                           9,700             145
                                                  --------------
                                                          145
----------------------------------------------------------------
RETAIL-JEWELRY -- 1.2%
Friedman's, Cl A                       25,400             224
Zales*                                 15,000             574
                                                  --------------
                                                          798
----------------------------------------------------------------
RETAIL-MAIL ORDER -- 0.8%
Micro Warehouse*                       33,900             409
Shop At Home*                          11,500             103
                                                  --------------
                                                          512
----------------------------------------------------------------
RETAIL-PET FOOD & SUPPLIES -- 0.3%
Petco Animal Supplies*                 18,000             214
                                                  --------------
                                                          214
----------------------------------------------------------------
RETAIL-RESTAURANTS -- 1.1%
Buffets*                               32,500             378
Foodmaker*                             12,700             316
Ruby Tuesday                            2,300              45
                                                  --------------
                                                          739
----------------------------------------------------------------
RETAIL-SUNGLASSES -- 0.2%
Sunglass Hut*                          10,100             107
                                                  --------------
                                                          107
----------------------------------------------------------------
TELEVISION -- 0.3%
Paxson Communications*                 17,100             209
                                                  --------------
                                                          209
----------------------------------------------------------------
TEXTILE-HOME FURNISHINGS -- 0.1%
Shaw Industries                         5,100              81
                                                  --------------
                                                           81
----------------------------------------------------------------
TEXTILE-PRODUCTS -- 0.4%
Dan River, Cl A*                       46,600             303
                                                  --------------
                                                          303
                                                  --------------
TOTAL CONSUMER CYCLICAL (COST $13,134)                 11,371
                                                  --------------
----------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 10.7%
BEVERAGES-WINE/SPIRITS -- 1.0%
Beringer Wine Estates, Cl B*           16,200             665
                                                  --------------
                                                          665
----------------------------------------------------------------
BREWERY -- 1.4%
Coors Adolph, Cl B                     17,500             947
                                                  --------------
                                                          947
----------------------------------------------------------------

THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
------------------------------------
As of September 30, 1999 (UNAUDITED)

PBHG SMALL CAP VALUE FUND

                                                       Market
Description                           Shares         Value (000)
-----------------------------------------------------------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 0.3%
Playtex Products*                      12,000  $          177
                                                  --------------
                                                          177
-----------------------------------------------------------------
COSMETICS & TOILETRIES -- 1.0%
Alberto Culver, Cl B                   30,200             698
                                                  --------------
                                                          698
-----------------------------------------------------------------
FOOD-BAKING -- 0.9%
Earthgrains                            27,800             615
                                                  --------------
                                                          615
-----------------------------------------------------------------
FOOD-CANNED -- 0.6%
Del Monte Foods*                       27,300             386
                                                  --------------
                                                          386
-----------------------------------------------------------------
FOOD-DAIRY PRODUCTS -- 0.4%
Suiza Foods*                            8,100             304
                                                  --------------
                                                          304
-----------------------------------------------------------------
FOOD-MISCELLANEOUS / DIVERSIFIED -- 5.1%
Aurora Foods*                          81,700           1,307
Dean Foods                             20,300             884
International Home Foods*              55,800             977
Universal Foods                        10,400             239
                                                  --------------
                                                        3,407
                                                  --------------
TOTAL CONSUMER NON-CYCLICAL (COST $7,001)               7,199
                                                  --------------
-----------------------------------------------------------------
ENERGY -- 11.8%
COAL -- 0.6%
Alliance Resource Partner*             26,400             379
                                                  --------------
                                                          379
-----------------------------------------------------------------
MARINE SERVICES -- 0.1%
Horizon Offshore*                       8,200              66
                                                  --------------
                                                           66
-----------------------------------------------------------------
OIL & GAS DRILLING -- 0.4%
Key Energy Services*                   50,500             249
                                                  --------------
                                                          249
-----------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION-- 8.1%
Cabot Oil & Gas, Cl A                   4,700              81
Devon Energy                           21,100             874
EOG Resources                          50,300           1,069
Evergreen Resources*                    6,500             156
Forest Oil*                            36,700             626
Houston Exploration*                   24,300             527
Louis Dreyfus Natural Gas*             23,600             506
Newfield Exploration*                   7,100             234
Santa Fe Snyder*                      112,400           1,012
Swift Energy*                          10,300             130
Vintage Petroleum                      15,100             204
                                                  --------------
                                                        5,419
-----------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
-----------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 1.0%
Cooper Cameron*                        17,500   $         661
                                                  --------------
                                                          661
-----------------------------------------------------------------
OIL-FIELD SERVICES -- 0.7%
Core Labs N.V.*                        26,300             495
                                                  --------------
                                                          495
-----------------------------------------------------------------
PIPELINES -- 0.8%
KN Energy                              23,600             529
                                                  --------------
                                                          529
-----------------------------------------------------------------
SEISMIC DATA COLLECTION -- 0.1%
Veritas DGC*                            4,200              81
                                                  --------------
                                                           81
                                                  --------------
TOTAL ENERGY (COST $7,397)                              7,879
                                                  --------------
-----------------------------------------------------------------
FINANCIAL -- 12.5%
COMMERCIAL BANKS-EASTERN US -- 0.4%
Commercial Bank of NY                  20,000             235
Woronoco Bancorp*                       5,600              57
                                                  --------------
                                                          292
-----------------------------------------------------------------
COMMERCIAL BANKS-SOUTHERN US -- 0.7%
Southwest Bancorp of Texas*            24,800             432
                                                  --------------
                                                          432
-----------------------------------------------------------------
COMMERCIAL BANKS-WESTERN US -- 3.6%
Bancwest                               31,500           1,280
City National                           2,200              74
Pacific Bank                           32,000             800
Westamerica Bancorp                     7,800             236
                                                  --------------
                                                        2,390
-----------------------------------------------------------------
FINANCIAL GUARANTEE INSURANCE -- 0.6%
Financial Security Assurance            8,000             414
                                                  --------------
                                                          414
-----------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISOR SERVICE-- 2.4%
Affiliated Managers Group*             34,800             948
Federated Investors, Cl B              39,800             687
                                                  --------------
                                                        1,635
-----------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 0.2%
Money Group                             5,500             159
                                                  --------------
                                                          159
-----------------------------------------------------------------
REITS-APARTMENTS -- 0.7%
Pennsylvania Real Estate
   Investment Trust                     6,800             128
United Dominion Realty Trust           30,500             341
                                                  --------------
                                                          469
-----------------------------------------------------------------
REITS-DIVERSIFIED -- 0.3%
Duke-Weeks Realty                       8,400             164
                                                  --------------
                                                          164
-----------------------------------------------------------------

THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                            ------------------------------------
                                            As of September 30, 1999 (UNAUDITED)
PBHG SMALL CAP VALUE FUND

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
REITS-HOTEL/RESTAURANT -- 0.2%
Hospitality Properties Trust            4,900      $      108
                                                  --------------
                                                          108
----------------------------------------------------------------
REITS-OFFICE PROPERTY -- 0.4%
Mack Cali Realty                        9,100             244
                                                  --------------
                                                          244
----------------------------------------------------------------
REITS-REGIONAL MALLS -- 0.1%
Taubman Centers                         8,300              95
                                                  --------------
                                                           95
----------------------------------------------------------------
REITS-SHOPPING CENTERS -- 0.9%
Federal Realty Investment Trust         2,200              46
Glimcher Realty Trust                     900              13
JP Realty                              33,100             567
                                                  --------------
                                                          626
----------------------------------------------------------------
REITS-WAREHOUSE/INDUSTRIAL -- 0.3%
Prologis Trust                          9,600             181
                                                  --------------
                                                          181
----------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 1.7%
Roslyn Bancorp                         43,200             772
Staten Island Bancorp                   5,000              94
Webster Financial                      12,000             306
                                                  --------------
                                                        1,172
                                                  --------------
TOTAL FINANCIAL (COST $8,763)                           8,381
                                                  --------------
----------------------------------------------------------------
HEALTH CARE -- 8.3%
HEALTH CARE COST CONTAINMENT -- 0.1%
United Payors & United Providers*       2,300              41
                                                  --------------
                                                           41
----------------------------------------------------------------
MEDICAL INFORMATION SYSTEMS -- 0.1%
Allscripts*                             5,000              79
                                                  --------------
                                                           79
----------------------------------------------------------------
MEDICAL INSTRUMENTS -- 0.1%
Novoste*                                4,300              77
                                                  --------------
                                                           77
----------------------------------------------------------------
MEDICAL PRODUCTS -- 1.2%
PSS World Medical*                     90,200             806
                                                  --------------
                                                          806
----------------------------------------------------------------
MEDICAL-DRUGS -- 0.8%
Dura Pharmaceuticals*                  36,200             504
Triangle Pharmaceuticals*               1,600              31
                                                  --------------
                                                          535
----------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.5%
Lincare Holding*                       12,400             331
                                                  --------------
                                                          331
----------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
MEDICAL-WHOLESALE DRUG DISTRIBUTION-- 2.9%
Amerisource Health, Cl A*              69,400   $       1,644
Bindly Western Industries               7,333             105
Syncor*                                 4,900             184
                                                  --------------
                                                        1,933
----------------------------------------------------------------
OPTICAL SUPPLIES -- 0.1%
Wesley Jessen Visioncare*               1,700              53
                                                  --------------
                                                           53
----------------------------------------------------------------
THERAPEUTICS -- 1.2%
United Therapeutics*                   28,300             817
                                                  --------------
                                                          817
----------------------------------------------------------------
VETERINARY DIAGNOSTICS -- 1.3%
Veterinary Centers Of America*         75,200             860
                                                  --------------
                                                          860
                                                  --------------
TOTAL HEALTH CARE (COST $5,593)                         5,532
                                                  --------------
----------------------------------------------------------------
INDUSTRIAL -- 9.8%
AEROSPACE/DEFENSE-EQUIPMENT -- 0.3%
BE Aerospace*                          18,400             219
                                                  --------------
                                                          219
----------------------------------------------------------------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS-- 1.6%
Dal-Tile International*                26,000             206
Johns Manville                         49,500             656
USG                                     4,200             200
                                                  --------------
                                                        1,062
----------------------------------------------------------------
BUILDING PRODUCTS-AIR & HEATING -- 0.8%
York International                     15,000             539
                                                  --------------
                                                          539
----------------------------------------------------------------
BUILDING PRODUCTS-CEMENT/AGGREGATE-- 0.8%
Lafarge                                10,800             347
U.S. Aggregates*                       12,900             180
                                                  --------------
                                                          527
----------------------------------------------------------------
ELECTRIC PRODUCTS-MISCELLANEOUS -- 1.7%
Ametek                                 17,100             339
C-Cube Microsystems*                   18,000             783
                                                  --------------
                                                        1,122
----------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 2.3%
Benchmark Electronics*                 10,200             360
DII Group*                             33,500           1,179
                                                  --------------
                                                        1,539
----------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 0.9%
Veeco Instruments*                      1,000              28
Vishay Intertechnology*                22,400             532
                                                  --------------
                                                          560
----------------------------------------------------------------

THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
------------------------------------
As of September 30, 1999 (UNAUDITED)

PBHG SMALL CAP VALUE FUND

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
ELECTRONICS-MILITARY -- 0.1%
Aeroflex*                               3,700     $        45
                                                  --------------
                                                           45
----------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 0.2%
Stericycle*                            10,400             153
                                                  --------------
                                                          153
----------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 0.0%
Frequency Electronics                   1,700              16
                                                  --------------
                                                           16
----------------------------------------------------------------
METAL PROCESSORS & FABRICATORS -- 0.1%
NN Ball And Roller                     14,000              89
                                                  --------------
                                                           89
----------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.8%
Republic Services*                     50,300             547
                                                  --------------
                                                          547
----------------------------------------------------------------
TRANSPORTATION-EQUIPMENT & LEASING-- 0.2%
Willis Lease Finance*                  10,000             132
                                                  --------------
                                                          132
                                                  --------------
TOTAL INDUSTRIAL (COST $6,418)                          6,550
                                                  --------------
----------------------------------------------------------------
SERVICES -- 0.7%
COMMERCIAL SERVICES -- 0.1%
Central Parking                         2,700              79
                                                  --------------
                                                           79
----------------------------------------------------------------
HUMAN RESOURCES -- 0.3%
Personnel Group of America*            37,700             235
                                                  --------------
                                                          235
----------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 0.3%
Aurora Biosciences*                    12,900             176
                                                  --------------
                                                          176
                                                  --------------
TOTAL SERVICES (COST $451)                                490
                                                  --------------
----------------------------------------------------------------
TECHNOLOGY -- 19.0%
CIRCUITS -- 0.7%
Hadco*                                 10,900             471
                                                  --------------
                                                          471
----------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 1.1%
Inter-Tel                              42,900             761
                                                  --------------
                                                          761
----------------------------------------------------------------
COMPUTER GRAPHICS -- 0.3%
Visio*                                  4,600             181
                                                  --------------
                                                          181
----------------------------------------------------------------

                                 Shares/Face           Market
Description                     Amount (000)         Value (000)
----------------------------------------------------------------
COMPUTER SOFTWARE -- 1.1%
Actuate*                                5,000     $       170
Symantec*                              15,300             550
                                                  --------------
                                                          720
----------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 1.4%
Smart Modular Technologies*            28,700             978
                                                  --------------
                                                          978
----------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.9%
Best Software*                         31,800             628
                                                  --------------
                                                          628
----------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 2.9%
Cirrus Logic*                          12,800             141
Cypress Semiconductor*                 10,100             217
Electroglas*                            6,000             140
National Semiconductor*                11,100             339
Zoran*                                 40,300           1,093
                                                  --------------
                                                        1,930
----------------------------------------------------------------
INTERNET CONTENT -- 0.6%
Network Solutions*                      2,700             248
Onesource Information Service*          6,000              49
Sportsline USA*                         2,600              77
                                                  --------------
                                                          374
----------------------------------------------------------------
INTERNET SOFTWARE -- 0.6%
Edify*                                 14,800             185
Intervu*                                1,500              56
Onemain.com*                            9,300             153
                                                  --------------
                                                          394
----------------------------------------------------------------
NETWORKING PRODUCTS -- 0.3%
Xircom*                                 5,100             218
                                                  --------------
                                                          218
----------------------------------------------------------------
PRINTERS & RELATED PRODUCTS -- 0.9%
Splash Technologies*                  100,300             614
                                                  --------------
                                                          614
----------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 4.3%
Antec*                                 17,500             930
Com21*                                 39,700             516
Tekelec*                               64,000             884
Teltrend*                               2,500              50
Terayon Communication Services          9,800             479
                                                  --------------
                                                        2,859
----------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 0.5%
GST Telecommunications*                14,900             105
TTI Team Telecom International*        20,000             204
                                                  --------------
                                                          309
----------------------------------------------------------------

                                                            THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                        ----------------------------------------
                                            As of September 30, 1999 (UNAUDITED)

PBHG SMALL CAP VALUE FUND

                                 Shares/Face           Market
Description                     Amount (000)         Value (000)
-----------------------------------------------------------------
WIRELESS EQUIPMENT -- 3.4%
P-Com*                                 62,000  $          434
Pinnacle Holdings*                     55,800           1,458
Powerwave Technologies*                 8,500             410
                                                  --------------
                                                        2,302
                                                  --------------
TOTAL TECHNOLOGY (COST $10,695)                        12,739
                                                  --------------
-----------------------------------------------------------------
TRANSPORTATION -- 2.6%
AIRLINES -- 2.5%
Mesaba Holdings*                       66,600             782
Midway Airlines*                      100,200             639
Skywest                                12,000             263
                                                  --------------
                                                        1,684
-----------------------------------------------------------------
TRANSPORTATION-TRUCK -- 0.1%
US Xpress Enterprises, Cl A*           10,800              63
                                                  --------------
                                                           63
                                                  --------------
TOTAL TRANSPORTATION (COST $3,045)                      1,747
                                                  --------------
-----------------------------------------------------------------
UTILITIES -- 1.1%
ELECTRIC-INTEGRATED -- 0.4%
Idacorp                                 3,000              90
Puget Sound Energy                      9,200             207
                                                  --------------
                                                          297
-----------------------------------------------------------------
GAS DISTRIBUTION -- 0.7%
MCN Energy Group                       10,000             172
UGI                                    13,500             314
                                                  --------------
                                                          486
                                                  --------------
TOTAL UTILITIES (COST $800)                               783
                                                  --------------
TOTAL COMMON STOCK (COST $67,116)                      65,838
                                                  --------------
-----------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.2%
Morgan Agency
   5.23%, dated 09/30/99, matures
   10/01/99, repurchase price $4,117,940
   (collateralized by U.S. Government
   Agencies: total market
   value $4,226,733) (A)               $4,117           4,117
                                                  --------------
TOTAL REPURCHASE AGREEMENT (COST $4,117)                4,117
                                                  --------------
TOTAL INVESTMENTS-- 104.4% (COST $71,233)              69,955
                                                  --------------
-----------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (4.4)%
Payable for securities purchased                       (5,478)
Other assets and liabilities                            2,548
                                                  --------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                (2,930)
                                                  --------------
-----------------------------------------------------------------

                                                       Market
Description                                          Value (000)
-----------------------------------------------------------------
NET ASSETS:
Fund Shares of Pbhg Class (authorized 200 million
   shares -- $0.001 par value) based on
   4,993,934 outstanding shares of common stock   $    71,016
Accumulated net investment loss                          (166)
Accumulated net realized loss on investments           (2,547)
Net unrealized depreciation on investments             (1,278)
                                                  --------------
TOTAL NET ASSETS-- 100.0%                         $    67,025
                                                  --------------
                                                  --------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $13.42
                                                  --------------
                                                  --------------

* Non-income producing security
(A) -- Tri-party repurchase agreement
Cl -- Class

The accompanying notes are an integral part of the financial statements.

THE PBHG FUNDS, INC.

PBHG FOCUSED VALUE FUND (UNAUDITED)

PBHG FOCUSED VALUE FUND

          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
              THE PBHG FOCUSED VALUE FUND, VERSUS THE S&P 500 INDEX
                  AND THE LIPPER MULTI-CAP VALUE FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

         PBHG        S&P       LIPPER
        FOCUSED      500      MULTI-CAP
       VALUE FUND   INDEX4  FUNDS AVERAGE5
2/28/99  $10000     $10000      $10000
   3/99   10205      10400       10327
   4/99   10127      10802       11041
   5/99   10517      10548       10998
   6/99   11396      11133       11385
   7/99   11620      10786       11049
   8/99   11640      10732       10711
   9/99   11718      10438       10294

 1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 2  The six month return has not been annualized.
 3 Total return has not been annualized. The PBHG Focused Value Fund commenced operations on February 12, 1999.
 4 The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is not intended to imply the Fund's past or future performance.
 5 The Lipper Multi-Cap Value Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Multi-Cap Value category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The index is not intended to imply the Fund's past or future performance.

                            Cumulative Total Return1
                            As of September 30, 1999

--------------------------------------------------------------------
                                    6            Cumulative Return
                                 Months2         Inception to Date3
--------------------------------------------------------------------
  PBHG Focused Value Fund        14.82%                16.38%
--------------------------------------------------------------------

                                Sector Weightings
                              at September 30, 1999

                               [PIE CHART OMITTED]
                                Healthcare (22%)
                             Consumer Cyclical (7%)
                           Consumer Non-Cyclical (12%)
                                   Energy (5%)
                                 Financial (10%)
                                 Industrial (7%)
                                  Services (9%)
                                Technology (18%)
                                 Utilities (4%)
                                    Cash (6%)

                        % of Total Portfolio Investments

THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                            ------------------------------------
                                            As of September 30, 1999 (UNAUDITED)

PBHG FOCUSED VALUE FUND

                                                       Market
Description                           Shares         Value (000)
-----------------------------------------------------------------
COMMON STOCK -- 98.7%
CONSUMER CYCLICAL -- 7.1%
RETAIL-APPAREL/SHOE -- 4.1%
Ann Taylor Stores*                      4,000      $      164
                                                   -------------
                                                          164
-----------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 3.0%
Circuit City Stores                     2,800             118
                                                   -------------
                                                          118
                                                   -------------
TOTAL CONSUMER CYCLICAL (COST $262)                       282
                                                   -------------
-----------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 12.4%
FOOD-CANNED -- 3.6%
Del Monte Foods*                       10,000             141
                                                   -------------
                                                          141
-----------------------------------------------------------------
FOOD-MISCELLANEOUS / DIVERSIFIED -- 5.0%
Nabisco Group Holdings                 13,300             200
                                                   -------------
                                                          200
-----------------------------------------------------------------
FOOD-RETAIL -- 3.8%
Safeway*                                4,000             152
                                                   -------------
                                                          152
                                                   -------------
TOTAL CONSUMER NON-CYCLICAL (COST $612)                   493
                                                   -------------
-----------------------------------------------------------------
ENERGY -- 4.7%
OIL COMPANIES-EXPLORATION & PRODUCTION -- 4.7%
Santa Fe Snyder                        21,000             189
                                                   -------------
                                                          189
                                                   -------------
TOTAL ENERGY (COST $192)                                  189
                                                   -------------
-----------------------------------------------------------------
FINANCIAL -- 11.0%
COMMERCIAL BANKS-EASTERN US -- 4.3%
Woronoco Bancorp                       17,000             172
                                                   -------------
                                                          172
-----------------------------------------------------------------
COMMERCIAL BANKS-WESTERN US -- 6.7%
Zions Bancorporation                    4,800             265
                                                   -------------
                                                          265
                                                   -------------
TOTAL FINANCIAL (COST $426)                               437
                                                   -------------
-----------------------------------------------------------------
HEALTH CARE -- 23.4%
DRUG DELIVERY SYSTEMS -- 4.6%
Elan Corporation ADR*                   5,400             181
                                                   -------------
                                                          181
-----------------------------------------------------------------
MEDICAL PRODUCTS -- 11.0%
Baxter International                    3,000             181
PSS World Medical*                     28,800             258
                                                   -------------
                                                          439
-----------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
-----------------------------------------------------------------
MEDICAL-DRUGS -- 6.6%
Forest Laboratories*                    4,200  $          177
Schering-Plough                         2,000              87
                                                   -------------
                                                          264
-----------------------------------------------------------------
THERAPEUTICS -- 1.2%
United Therapeutics*                    1,700              49
                                                   -------------
                                                           49
                                                   -------------
TOTAL HEALTH CARE (COST $966)                             933
-----------------------------------------------------------------
INDUSTRIAL -- 7.8%
AEROSPACE/DEFENSE-EQUIPMENT -- 2.3%
General Dynamics                        1,500              94
                                                   -------------
                                                           94
-----------------------------------------------------------------
BUILDING PRODUCTS-CEMENT/AGGREGATE-- 3.5%
U.S. Aggregates*                       10,000             139
                                                   -------------
                                                          139
-----------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 2.0%
Solectron*                              1,100              79
                                                   -------------
                                                           79
                                                   -------------
TOTAL INDUSTRIAL (COST $311)                              312
                                                   -------------
-----------------------------------------------------------------
SERVICES -- 9.6%
TELEPHONE-LOCAL -- 9.6%
US West                                 6,700             382
                                                   -------------
                                                          382
                                                   -------------
TOTAL SERVICES (COST $373)                                382
                                                   -------------
-----------------------------------------------------------------
TECHNOLOGY -- 18.3%
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 5.9%
Texas Instruments                       2,000             165
Zoran*                                  2,700              73
                                                   -------------
                                                          238
-----------------------------------------------------------------
INTERNET CONTENT -- 0.7%
Looksmart Limited*                      1,200              28
                                                   -------------
                                                           28
-----------------------------------------------------------------
NETWORKING PRODUCTS -- 0.9%
Netplex Group*                         15,000              36
                                                   -------------
                                                           36
-----------------------------------------------------------------
TELECOMMUNICATION  EQUIPMENT -- 8.3%
Antec*                                  1,000              53
General Instrument*                       700              34
Terayon Communication Systems*          5,000             244
                                                   -------------
                                                          331
-----------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 2.5%
RCN*                                    2,400              98
                                                   -------------
                                                           98
                                                   -------------
TOTAL TECHNOLOGY (COST $608)                              731
                                                   -------------
-----------------------------------------------------------------

THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
------------------------------------
As of September 30, 1999 (UNAUDITED)

PBHG FOCUSED VALUE FUND

                                 Shares/Face           Market
Description                     Amount (000)         Value (000)
-----------------------------------------------------------------
UTILITIES -- 4.4%
ELECTRIC-INTEGRATED -- 4.4%
Minnesota Power                        10,000      $      176
                                                   -------------
                                                          176
                                                   -------------
TOTAL UTILITIES (COST $179)                               176
                                                   -------------
TOTAL COMMON STOCK (COST $3,929)                        3,935
                                                   -------------
-----------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.2%
Morgan Stanley
   5.00%, dated 09/30/99, matures 10/01/99,
   repurchase price $248,161 (collateralized
   by U.S. Treasury Obligations:
   total market value $253,884) (A)      $248             248
                                                   -------------
TOTAL REPURCHASE AGREEMENT (COST $248)                    248
                                                   -------------
TOTAL INVESTMENTS-- 104.9% (COST $4,177)                4,183
                                                   -------------
-----------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (4.9)%
Payable for securities purchased                         (251)
Other assets and liabilities                               56
                                                   -------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                  (195)
                                                   -------------
-----------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200
   million shares -- $0.001 par value)
   based on 332,047 outstanding shares
   of common stock                                      3,417
Accumulated net investment loss                            (7)
Accumulated net realized gain on investments              611
Net unrealized depreciation on investments                (33)
                                                   -------------
TOTAL NET ASSETS-- 100.0%                          $    3,988
                                                   -------------
                                                   -------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $12.01
                                                   -------------
                                                   -------------

* Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depository Receipt

The accompanying notes are an integral part of the financial statements.

THE PBHG FUNDS, INC.

PBHG INTERNATIONAL FUND (UNAUDITED)

PBHG INTERNATIONAL FUND

                 COMPARISON OF CHANGE IN THE VALUE OF A $10,000
         INVESTMENT IN THE PBHG INTERNATIONAL FUND, VERSUS THE MSCI EAFE
                INDEX AND THE LIPPER INTERNATIONAL FUNDS AVERAGE

                               [LINE GRAPH OMITTED]

            PBHG             LIPPER          MSCI
        INTERNATIONAL  INTERNATIONAL FUNDS   EAFE
            FUND            AVERAGE5        INDEX4
  6/30/94  $10000             $10000         $10000
  7/31/94   10060              10097          10272
  8/31/94   10241              10336          10570
  9/30/94   10040              10011          10312
 10/31/94   10070              10344          10511
 11/30/94    9679               9847           9999
 12/31/94    9829               9909           9906
  1/31/95    9163               9528           9422
  2/28/95    8992               9501           9438
  3/31/95    9204              10094           9754
  4/30/95    9486              10474          10065
  5/31/95    9355              10349          10156
  6/30/95    9506              10167          10161
  7/31/95    9748              10800          10704
  8/31/95    9536              10388          10503
  9/30/95    9698              10591          10660
 10/31/95    9436              10306          10451
 11/30/95    9657              10593          10566
 12/31/95   10030              11020          10876
  1/31/96   10383              11065          11123
  2/29/96   10424              11103          11172
  3/31/96   10635              11338          11364
  4/30/96   10958              11668          11724
  5/31/96   10887              11453          11700
  6/30/96   10928              11517          11778
  7/31/96   10464              11181          11345
  8/31/96   10605              11206          11478
  9/30/96   10837              11504          11728
 10/31/96   10807              11386          11655
 11/30/96   11270              11840          12161
 12/31/96   11301              11687          12205
  1/31/97   11291              11278          12178
  2/28/97   11341              11463          12346
  3/31/97   11351              11504          12374
  4/30/97   11401              11565          12409
  5/31/97   12107              12318          13143
  6/30/97   12762              12997          13757
  7/31/97   13045              13208          14151
  8/31/97   11936              12221          13130
  9/30/97   12752              12906          13951
 10/31/97   11694              11914          12888
 11/30/97   11583              11792          12776
 12/31/97   11694              11895          12882
  1/31/98   12192              12439          13181
  2/28/98   12901              13238          14056
  3/31/98   13333              13645          14776
  4/30/98   13355              13753          14977
  5/31/98   13189              13686          14993
  6/30/98   13023              13790          14876
  7/31/98   13565              13930          15095
  8/31/98   11749              12204          12942
  9/30/98   11428              11830          12482
 10/31/98   12347              13063          13408
 11/30/98   13067              13732          14102
 12/31/98   13183              14274          14535
  1/31/99   13242              14232          14653
  2/28/99   13020              13893          14269
  3/31/99   13522              14472          14768
  4/30/99   14023              15059          15448
  5/31/99   13114              14283          14816
  6/30/99   13638              14840          15589
  7/31/99   13650              15281          15987
  8/31/99   13778              15337          16129
  9/30/99   13883              15491          16192

 1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 2  The six month return has not been annualized.
 3  The PBHG International Fund commenced operations on June 15, 1994.
 4 The MSCI EAFE Index is the Morgan Stanley Capital International Index for Europe, Australia and the Far East developed markets. It includes 60% of the largest publicly traded companies in those regions by market capitalization and is sector weighted. The index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
 5 The Lipper International Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the International category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The index is not intended to imply the Fund's past or future performance.

                          Average Annual Total Return1
                            As of September 30, 1999

-------------------------------------------------------------------------------------
                                                  Annualized  Annualized  Annualized
                              6       One Year      3 Year      5 Year     Inception
                           Months2     Return       Return      Return     to Date3
-------------------------------------------------------------------------------------
  PBHG International Fund   2.67%      21.48%        8.61%       6.70%       6.31%
-------------------------------------------------------------------------------------

                               Country Weightings
                              at September 30, 1999

                               [PIE CHART OMITTED]
                                   Brazil (3%)
                                  France (15%)
                                  Germany (10%)
                                  Ireland (2%)
                                   Italy (6%)
                                   Japan (30%)
                                Netherlands (7%)
                                 Singapore (2%)
                                   Spain (1%)
                                Switzerland (2%)
                              United Kingdom (13%)
                                   Other (9%)

                        % of Total Portfolio Investments

THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
------------------------------------
As of September 30, 1999 (UNAUDITED)

PBHG INTERNATIONAL FUND

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
FOREIGN COMMON STOCK -- 97.0%
ARGENTINA -- 2.5%
Banco Frances Rio*                      7,000         $   139
Telecom Argentina*                      4,500             120
                                                      ----------
                                                          259
----------------------------------------------------------------
AUSTRALIA -- 2.0%
National Australia Bank*                7,000             102
WMC*                                   20,000             102
                                                      ----------
                                                          204
----------------------------------------------------------------
BRAZIL -- 2.6%
Companhia Paranaese*                   21,000             138
Telesp Part ADR*                        8,500             134
                                                      ----------
                                                          272
----------------------------------------------------------------
FRANCE -- 11.0%
Cie De St Gobain*                       1,739             325
Suez Lyonnaise Des Eaux*                3,081             501
Vivendi*                                4,272             301
                                                      ----------
                                                        1,127
----------------------------------------------------------------
GERMANY -- 9.4%
Mannesmann*                             3,399             545
Marschollek Lauten*                     2,409             420
                                                      ----------
                                                          965
----------------------------------------------------------------
HONG KONG -- 1.0%
Cheung Kong*                           12,000             100
                                                      ----------
                                                          100
----------------------------------------------------------------
IRELAND -- 1.7%
Allied Irish Bank*                      7,909              96
Bank Of Ireland*                        9,772              80
                                                      ----------
                                                          176
----------------------------------------------------------------
ITALY -- 6.2%
Telecom Italia*                        50,550             441
Telecom Italia Mobile*                 31,994             200
                                                      ----------
                                                          641
----------------------------------------------------------------
JAPAN -- 29.0%
Bridgestone*                            6,000             168
Fuji Machine*                           4,000             192
Kurita Water*                           9,000             183
Matsushita Communications*              2,000             223
Nippon Comsys*                         10,000             210
NTT*                                       10             198
Olympus Optical*                       16,000             217
Rohm Company Limited*                   1,000             209
Secom*                                  1,000              89
Secom*                                  1,000              91
Sharp*                                 12,000             193
Shinmaywa Industries*                  62,000             180
Sumitomo Bank*                         14,000             211
TDK*                                    2,000             232
Ushio*                                 14,000             200
Yamanouchi Pharmaceutical*              4,000             188
                                                      ----------
                                                        2,984
----------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
MEXICO -- 2.3%
Tubos Acero Mexico ADR*                19,000         $   233
                                                      ----------
                                                          233
----------------------------------------------------------------
NETHERLANDS -- 9.7%
Equant ADR*                             4,163             339
ING Groep                               7,340             400
Vnu Ver Ned Uitg Bezit*                 7,498             261
                                                      ----------
                                                        1,000
----------------------------------------------------------------
NEW ZEALAND -- 1.0%
Carter Holt Harvey                     48,000              58
Telecom Corp of N.Z.*                  12,500              49
                                                      ----------
                                                          107
----------------------------------------------------------------
SINGAPORE -- 2.3%
City Developments*                     30,000             153
Singapore Press Holdings*               5,500              87
                                                      ----------
                                                          240
----------------------------------------------------------------
SPAIN -- 1.0%
Superdiplo SA*                          5,074             105
                                                      ----------
                                                          105
----------------------------------------------------------------
SWITZERLAND -- 2.3%
Zurich Allied                             423             237
                                                      ----------
                                                          237
----------------------------------------------------------------
UNITED KINGDOM -- 13.0%
Abbey National*                         5,400              96
Barclays                                4,500             132
BP Amoco*                               5,800             106
British Aerospace*                      8,200              54
British Telecom                         4,600              70
FKI Ord*                               10,000              31
GKN*                                    6,400             102
Imperial Chemical Industries            6,300              70
Lloyds TSB Group*                       5,800              72
Norwich Union*                         18,700             135
Pearson*                                5,800             124
Shell Transportation & Trading*        10,400              78
Smithkline Beecham*                     9,800             113
Vodafone*                               3,000              71
Whitbread, Cl A*                        6,300              79
                                                      ----------
                                                        1,333
                                                      ----------
TOTAL FOREIGN COMMON STOCK (COST $7,176)                9,983
                                                      ----------
TOTAL INVESTMENTS-- 97.0% (COST $7,176)                 9,983
                                                      ----------
----------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 3.0%
OTHER ASSETS AND LIABILITIES, NET                         307
                                                      ----------
----------------------------------------------------------------

THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                ------------------------------------------------
                                            As of September 30, 1999 (UNAUDITED)

PBHG INTERNATIONAL FUND

                                                       Market
Description                                          Value (000)
----------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200
   million shares -- $0.001 par value)
   based on 864,146 outstanding shares
   of common stock                                    $ 5,961
Accumulated net investment loss                           (40)
Accumulated net realized gain on investments            1,561
Net unrealized appreciation on investments              2,808
                                                      ----------
TOTAL NET ASSETS-- 100.0%                             $10,290
                                                      ----------
                                                      ----------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $11.91
                                                      ----------
                                                      ----------

* Non-income producing security
ADR -- American Depository Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

THE PBHG FUNDS, INC.

PBHG CASH RESERVES FUND (UNAUDITED)

PBHG CASH RESERVES FUND

              COMPARISON OF TOTAL RETURN, AS OF SEPTEMBER 30, 1999
                     FOR THE PBHG CASH RESERVES FUND, VERSUS
                     THE LIPPER MONEY MARKET FUNDS AVERAGE1

                               [BAR GRAPH OMITTED]

          PBHG CASH RESERVES FUND     LIPPER MONEY MARKET FUNDS AVERAGE2
ONE YEAR          4.54%                                4.41%

 1  Performance is historical and not indicative of future results.

 2 The Lipper Money Market Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Money Market category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The index is not intended to imply the Funds past or future performance.

                                Sector Weightings
                              at September 30, 1999

                               [PIE CHART OMITTED]
                          Certificates of Deposit (3%)
                                 Bank Notes (1%)
                             Commercial Paper (35%)
                           Corporate Obligations (1%)
                                   Cash (60%)
                        % of Total Portfolio Investments

THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                 -----------------------------------------------
                                            As of September 30, 1999 (UNAUDITED)

PBHG CASH RESERVES FUND

                                      Face           Market
Description                       Amount (000)      Value (000)
----------------------------------------------------------------
BANK NOTES -- 1.2%
Harris Bankcorp
   5.00%, 02/04/00                     $2,000         $ 2,000
US Bank Note
   5.92%, 10/02/00                      1,000             999
                                                      ----------
TOTAL BANK NOTES (COST $2,999)                          2,999
                                                      ----------
----------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 2.9%
Bank Scotland
   5.73%, 07/03/00                      2,000           2,000
First Tennessee
   5.38%, 11/23/99                      3,000           3,000
Royal Bank of Canada
   5.70%, 07/03/00                      2,000           1,999
                                                      ----------
TOTAL CERTIFICATES OF DEPOSIT (COST $6,999)             6,999
                                                      ----------
----------------------------------------------------------------
COMMERCIAL PAPER -- 34.7%
Aesop Funding
   5.40%, 10/29/99                      3,000           2,987
Alcoa
   5.29%, 10/22/99                      3,000           2,991
American Home Products
   5.73%, 02/23/00                      3,000           2,931
Apreco
   5.38%, 11/15/99                      2,800           2,781
Archer-Daniels Midland
   5.30%, 11/23/99                      3,000           2,977
Associates Corp of America
   5.15%, 10/05/99                      3,000           2,998
Becton Dickinson
   5.35%, 11/12/99                      3,000           2,981
Centric Capital
   5.38%, 11/30/99                      3,000           2,973
Clorox
   5.29%, 10/07/99                      3,000           2,997
Coca-Cola Company
   5.12%, 10/15/99                      3,000           2,994
Columbia University
   5.33%, 12/10/99                      2,550           2,524
Dean Foods
   5.31%, 11/19/99                      3,000           2,978
Falcon Asset Securitization
   5.39%, 11/10/99                      3,000           2,982
Fleet Funding
   5.80%, 02/17/00                      3,000           2,933
Fortune Brands
   5.30%, 11/05/99                      3,000           2,985
General Motors Acceptance Corporation
   5.16%, 10/07/99                      3,000           2,997
Goldman Sachs Group
   5.30%, 11/22/99                      3,000           2,977
GTE Funding
   5.32%, 10/07/99                      3,000           2,997
Harvard University
   5.60%, 10/01/99                      2,921           2,921
Merrill Lynch & Company
   5.30%, 11/23/99                      3,000           2,977
Metlife Funding
   5.30%, 10/14/99                      3,000           2,994
Mont Blanc Capital
   5.37%, 11/18/99                      3,000           2,978

                                     Face            Market
Description                        Amount (000)     Value (000)
----------------------------------------------------------------
Petrofina Delaware
   5.30%, 10/12/99                     $3,000    $      2,995
PPG Industries
   5.30%, 10/20/99                      3,000           2,992
Preferred Receivables Funding Corporation
   5.36%, 10/28/99                      3,000           2,988
Procter & Gamble
   5.31%, 12/17/99                      3,000           2,966
Times Mirror
   5.30%, 10/19/99                      3,000           2,992
Unifunding
   5.15%, 10/04/99                      3,000           2,999
Washington Gas Light
   5.30%, 10/22/99                      3,000           2,991
                                                      ----------
TOTAL COMMERCIAL PAPER (COST $85,776)                  85,776
                                                      ----------
----------------------------------------------------------------
CORPORATE OBLIGATIONS -- 1.2%
IBM
   5.95%, 08/17/00                      3,000           2,998
                                                      ----------
TOTAL CORPORATE OBLIGATIONS (COST $2,998)               2,998
                                                      ----------
----------------------------------------------------------------
REPURCHASE AGREEMENTS -- 60.3%
Bank of New York Repo
   5.30%, dated 9/30/99, matures 10/01/99,
   repurchase price $60,008,833 (collateralized by
   U.S. Government Obligations: total market
   value $64,852,845)                  60,000          60,000
Chase Bank Repo
   5.38%, dated 9/30/99, matures 10/01/99,
   repurchase price $30,004,483 (collateralized by
   U.S. Government Obligations: total market
   value $30,597,459)                  30,000          30,000
Lehman Brothers Repo
   5.25%, dated 9/30/99, matures 10/01/99,
   repurchase price $9,064,322 (collateralized by
   U.S. Government Obligations: total market
   value $9,325,580) (A)                9,063           9,063
Paribas Repo
   5.29%, dated 9/30/99, matures 10/01/99,
   repurchase price $50,007,347 (collateralized by
   U.S. Government Obligations: total market
   value $50,811,176) (A)              50,000          50,000
                                                      ----------
TOTAL REPURCHASE AGREEMENTS (COST $149,063)           149,063
                                                      ----------
TOTAL INVESTMENTS-- 100.3% (COST $247,835)            247,835
                                                      ----------
----------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
Other Assets And Liabilities, Net                        (622)
                                                      ----------
TOTAL OTHER ASSETS AND LIABILITIES-- (0.3%)              (622)
                                                      ----------
----------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 1 billion,
   800 million -- $0.001 par value) based on
   247,214,514 outstanding shares of common stock     247,215
Undistributed net investment income                         3
Accumulated net realized loss on investments               (5)
                                                      ----------
TOTAL NET ASSETS-- 100.0%                           $ 247,213
                                                      ----------
                                                      ----------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                      $1.00
                                                      ----------
                                                      ----------

(A) -- Tri-Party Repurchase Agreement

The accompanying notes are an integral part of the financial statements.
49

THE PBHG FUNDS, INC.

PBHG TECHNOLOGY & COMMUNICATIONS FUND (UNAUDITED)

PBHG TECHNOLOGY & COMMUNICATIONS FUND

           COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
              IN THE PBHG TECHNOLOGY & COMMUNICATIONS FUND, VERSUS
                     THE SOUNDVIEW TECHNOLOGY INDEX AND THE

                    LIPPER SCIENCE & TECHNOLOGY FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                PBHG       SOUNDVIEW     LIPPER SCIENCE
            TECHNOLOGY &   TECHNOLOGY     & TECHNOLOGY
        COMMUNICATION FUND   INDEX4       FUNDS AVERAGE5
9/30/95      $10000         $10000           $10000
   3/96       12481          10833             9548
   9/96       16641          13470            10776
   3/97       14926          12990            10355
   9/97       22414          18558            14544
   3/98       20641          17429            14832
   9/98       17995          15451            13640
   3/99       29997          23796            22522
   9/99       37913          30897            27461

 1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 2  The six month return has not been annualized.
 3 The PBHG Technology & Communications Fund commenced operations on September 29, 1995.
 4 The Soundview Technology Index is an equal dollar weighted index designed to measure the performance of the technology industry. It is comprised of 100 major technology companies chosen by Soundview Financial Group. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
 5 The Lipper Science & Technology Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Science & Technology category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The index is not intended to imply the Fund's past or future performance.

                          Average Annual Total Return1
                            As of September 30, 1999

-------------------------------------------------------------------------------------
                                                              Annualized   Annualized
                                         6       One Year       3 Year      Inception
                                      Months2     Return        Return      to Date3
-------------------------------------------------------------------------------------
PBHG Technology & Communications Fund 26.39%    110.68%       31.58%       39.61%
-------------------------------------------------------------------------------------

                                Sector Weightings
                              at September 30, 1999

                               [PIE CHART OMITTED]
                             Consumer Cyclical (2%)
                                 Industrial (6%)
                                Technology (90%)
                                    Cash (2%)

                        % of Total Portfolio Investments

THE PBHG FUNDS, INC.

                                                         SCHEDULE OF INVESTMENTS
                                             -----------------------------------
                                            As of September 30, 1999 (UNAUDITED)

PBHG TECHNOLOGY & COMMUNICATIONS FUND

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
COMMON STOCK -- 96.5%
CONSUMER CYCLICAL -- 1.7%
AUDIO/VIDEO PRODUCTS -- 1.7%
Gemstar International*                165,600       $  12,938
                                                    -----------
                                                       12,938
                                                    -----------
TOTAL CONSUMER CYCLICAL (COST $11,089)                 12,938
                                                    -----------
----------------------------------------------------------------
INDUSTRIAL -- 5.6%
DIVERSIFIED MANUFACTURING OPERATIONS-- 0.7%
Corning                                78,400           5,375
                                                    -----------
                                                        5,375
----------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.4%
DII Group*                             77,200           2,717
                                                    -----------
                                                        2,717
----------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 0.9%
Teradyne*                             193,600           6,824
                                                    -----------
                                                        6,824
----------------------------------------------------------------
MACHINERY-GENERAL INDUSTRIAL -- 2.4%
Applied Materials*                    243,100          18,886
                                                    -----------
                                                       18,886
----------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 1.2%
Power-One*                            355,600           9,068
                                                    -----------
                                                        9,068
                                                    -----------
TOTAL INDUSTRIAL (COST $39,872)                        42,870
                                                    -----------
----------------------------------------------------------------
TECHNOLOGY -- 89.2%
APPLICATIONS SOFTWARE -- 1.7%
BEA Systems*                          241,500           8,528
Quest Software*                        96,600           4,492
                                                    -----------
                                                       13,020
----------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 0.9%
VoiceStream Wireless*                 111,800           6,900
                                                    -----------
                                                        6,900
----------------------------------------------------------------
CIRCUITS -- 4.5%
Analog Devices*                       214,400          10,988
Integrated Device Technology*         828,000          15,318
Maxim Integrated Products*            127,000           8,013
                                                    -----------
                                                       34,319
----------------------------------------------------------------
COMPUTER DATA SECURITY -- 2.1%
Check Point Software*                 187,600          15,840
                                                    -----------
                                                       15,840
----------------------------------------------------------------
COMPUTER SOFTWARE -- 2.5%
Microsoft*                            207,200          18,765
                                                    -----------
                                                       18,765
----------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 1.9%
ASM Lithography Holdings*             214,200    $     14,365
                                                    -----------
                                                       14,365
----------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 3.5%
EMC*                                  185,900          13,280
Veritas Software*                     176,200          13,380
                                                    -----------
                                                       26,660
----------------------------------------------------------------
COMPUTERS-MICRO -- 1.1%
Sun Microsystems*                      92,700           8,621
                                                    -----------
                                                        8,621
----------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 20.1%
Conexant Systems*                     115,700           8,406
Cypress Semiconductor*                537,500          11,556
LSI Logic*                            831,200          42,807
Micron Technology                      57,500           3,827
QLogic*                               138,800           9,690
Stmicroelectronics N.V.*              188,300          13,935
Transwitch*                           120,000           6,840
Triquint Semiconductor*               299,500          17,128
Xilinx*                               596,600          39,096
                                                    -----------
                                                      153,285
----------------------------------------------------------------
FIBER OPTICS -- 4.4%
Ciena*                                248,900           9,085
JDS Uniphase*                         216,700          24,663
                                                    -----------
                                                       33,748
----------------------------------------------------------------
INTERNET CONTENT -- 9.8%
Digital Insight*                       10,000             150
Go2net*                               217,300          14,070
Infospace.com*                        224,600           9,236
Inktomi*                              153,100          18,377
Network Solutions*                     93,800           8,618
Yahoo*                                134,300          24,107
                                                    -----------
                                                       74,558
----------------------------------------------------------------
INTERNET SOFTWARE -- 11.8%
Allaire*                               59,000           3,304
America Online*                        85,300           8,871
At Home, Series A*                    175,300           7,264
Concentric Network*                    91,400           1,856
Exodus Communications*                180,600          13,014
Internap Network Service*             232,700          10,384
Lycos*                                509,400          25,534
Netzero*                              145,300           3,778
PSINet *                              200,500           7,212
Verio*                                279,600           8,668
                                                    -----------
                                                       89,885
----------------------------------------------------------------
NETWORKING PRODUCTS -- 9.5%
Ancor Communications*                  42,500           1,030
Cabletron Systems*                     49,100             770
Cisco Systems*                        425,900          29,201
Emulex*                               349,900          30,048
Extreme Networks*                     103,200           6,534
Juniper Networks*                      25,100           4,570
                                                    -----------
                                                       72,153
----------------------------------------------------------------

THE PBHG FUNDS, INC.

SCHEDULE OF INVESTMENTS
----------------------------------------------------------------
As of September 30, 1999 (UNAUDITED)

PBHG TECHNOLOGY & COMMUNICATIONS FUND

                                 Shares/Face           Market
Description                     Amount (000)         Value (000)
----------------------------------------------------------------
PRINTERS & RELATED PRODUCTS -- 0.7%
Electronics for Imaging*              110,000        $  5,655
                                                     ---------
                                                        5,655
----------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 10.7%
Antec*                                323,400          17,181
General Instrument*                   347,800          16,738
Nortel Networks                       128,500           6,553
Qualcomm*                             216,200          40,902
                                                     ---------
                                                       81,374
----------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 3.5%
Amdocs Limited*                       259,800           5,456
Level 3 Communications*               169,000           8,825
MRV Communications*                   312,500           7,402
RCN*                                  121,400           4,978
                                                     ---------
                                                       26,661
----------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.5%
Motorola                               41,800           3,678
                                                     ---------
                                                        3,678
                                                     ---------
TOTAL TECHNOLOGY (COST $533,516)                      679,487
                                                     ---------
TOTAL COMMON STOCK (COST $584,477)                    735,295
                                                     ---------
----------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.3%
J.P. Mortgage
   5.29%, dated 09/30/99, matures
   10/01/99, repurchase price $6,657,634
   (collateralized by U.S. Government
   Obligations: total market
   value $6,789,803) (A)               $6,656           6,656
Morgan GNMA
   5.29%, dated 09/30/99, matures
   10/01/99, repurchase price $10,539,074
   (collateralized by U.S. Government
   Obligations: total market
   value $10,763,088) (A)              10,538          10,538
                                                     ---------
TOTAL REPURCHASE AGREEMENT (COST $17,194)              17,194
                                                     ---------

TOTAL INVESTMENTS-- 98.8% (COST $601,671)            $752,489
                                                     ---------
                                                     ---------

Percentages indicated are based on net assets of $761,613,593

* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
The accompanying notes are an integral part of the financial statements.

THE PBHG FUNDS, INC.

PBHG STRATEGIC SMALL COMPANY FUND (UNAUDITED)

PBHG STRATEGIC SMALL COMPANY FUND

                 COMPARISON OF CHANGE IN THE VALUE OF A $10,000
              INVESTMENT IN THE PBHG STRATEGIC SMALL COMPANY FUND,
   VERSUS THE RUSSELL 2000 INDEX AND THE LIPPER SMALL-CAP GROWTH FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

             PBHG      RUSSELL     LIPPER
          STRATEGIC     2000   SMALL-CAP GROWTH
        COMPANY FUND   INDEX4   FUNDS AVERAGE5
 12/31/96    $10000    $10000      $10000
  1/31/97    10120      10200       10235
  2/28/97     9350       9952        9546
  3/31/97     8860       9483        8879
  4/30/97     8750       9509        8734
  5/31/97    10270      10567       10000
  6/30/97    11130      11020       10586
  7/31/97    12170      11533       11258
  8/31/97    12410      11797       11483
  9/30/97    13440      12660       12444
 10/31/97    12820      12104       11790
 11/30/97    12520      12026       11540
 12/31/97    12567      12236       11580
  1/31/98    12502      12043       11417
  2/28/98    13439      12933       12379
  3/31/98    13870      13467       12988
  4/30/98    13999      13541       13092
  5/31/98    12922      12812       12192
  6/30/98    13073      12839       12488
  7/31/98    12244      11800       11575
  8/31/98     9466       9508        9017
  9/30/98    10004      10252        9741
 10/31/98    10381      10671       10180
 11/30/98    11501      11230       11055
 12/31/98    12835      11924       12242
  1/31/99    13105      12083       12547
  2/28/99    11957      11104       11419
  3/31/99    11856      11278       11937
  4/30/99    12092      12288       12480
  5/31/99    12576      12468       12603
  6/30/99    13937      13032       13746
  7/31/99    13960      12674       13711
  8/31/99    14083      12205       13515
  9/30/99    14306      12207       13954

 1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 2  The six month return has not been annualized.
 3 The PBHG Strategic Small Company Fund commenced operations on December 31, 1996.
 4 The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest securities in the Russell 3000 Index. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
 5 The Lipper Small-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Small-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The index is not intended to imply the Fund's past or future performance.

                          Average Annual Total Return1
                            As of September 30, 1999

-----------------------------------------------------------------------------
                                                                  Annualized
                                         6           One Year      Inception
                                      Months2         Return       to Date3
-----------------------------------------------------------------------------
  PBHG Strategic Small Company Fund   20.68%          43.03%        13.93%
-----------------------------------------------------------------------------

                                Sector Weightings
                              at September 30, 1999

                               [PIE CHART OMITTED]
                              Basic Materials (3%)
                            Consumer Cyclical (16%)
                           Consumer Non-Cyclical (4%)
                                   Energy (6%)
                                 Financial (6%)
                                Health Care (9%)
                                 Industrial (9%)
                                  Services (4%)
                                Technology (34%)
                               Transportation (2%)
                                 Utilities (1%)
                                    Cash (6%)

                        % of Total Portfolio Investments

THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
------------------------------------
As of September 30, 1999 (UNAUDITED)

PBHG STRATEGIC SMALL COMPANY FUND

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
COMMON STOCK -- 96.4%
BASIC MATERIALS -- 3.2%
CHEMICALS-PLASTICS -- 0.7%
Geon                                   12,100        $    312
Hanna                                   3,200              36
                                                      ---------
                                                          348
----------------------------------------------------------------
CHEMICALS-SPECIALTY -- 1.0%
Cytec Industries*                      14,300             343
Grace (W.R.) & Company*                 8,700             140
                                                      ---------
                                                          483
----------------------------------------------------------------
METAL-ALUMINUM -- 1.5%
Commonwealth Industries                52,000             699
                                                      ---------
                                                          699
                                                      ---------
TOTAL BASIC MATERIALS (COST $1,900)                     1,530
                                                      ---------
----------------------------------------------------------------
CONSUMER CYCLICAL -- 16.8%
APPAREL MANUFACTURERS -- 0.3%
Isaacs (I.C.) & Company*              103,200             142
                                                      ---------
                                                          142
----------------------------------------------------------------
ATHLETIC FOOTWEAR -- 0.1%
K-Swiss, Cl A                           2,200              69
                                                      ---------
                                                           69
----------------------------------------------------------------
AUDIO/VIDEO PRODUCTS -- 1.0%
Polycom*                               10,000             477
                                                      ---------
                                                          477
----------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL-- 1.7%
Delco Remy International*              76,500             689
Dura Automotive Systems*                4,200             101
                                                      ---------
                                                          790
----------------------------------------------------------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.2%
Pulte                                   4,300              94
                                                      ---------
                                                           94
----------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.7%
Owens And Minor                        13,000             125
Scansource*                             7,500             209
                                                      ---------
                                                          334
----------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 0.8%
Acclaim Entertainment*                 48,200             366
                                                      ---------
                                                          366
----------------------------------------------------------------
FOOTWEAR & RELATED APPAREL -- 0.4%
Stride Rite                            29,700             208
                                                      ---------
                                                          208
----------------------------------------------------------------
HOME FURNISHINGS -- 0.9%
Ethan Allen Interiors                   2,000              64
Furniture Brands International*        17,300             340
                                                      ---------
                                                          404
----------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
MOTION PICTURES & SERVICES -- 1.7%
Cinar, Cl B*                           17,500         $   529
Zomax*                                 10,000             259
                                                      ---------
                                                          788
----------------------------------------------------------------
PUBLISHING-BOOKS -- 0.4%
Scholastic*                             3,600             180
                                                      ---------
                                                          180
----------------------------------------------------------------
RADIO -- 1.0%
Citadel Communications*                10,000             341
Emmis Communications*                   1,900             126
                                                      ---------
                                                          467
----------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 1.1%
Bebe Stores*                            3,300              80
Chicos Fas*                            10,000             272
Urban Outfitters*                       7,500             166
                                                      ---------
                                                          518
----------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 1.0%
Insight Enterprises*                   15,000             487
                                                      ---------
                                                          487
----------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 1.3%
Tweeter Home Entertainment Group*      16,900             632
                                                      ---------
                                                          632
----------------------------------------------------------------
RETAIL-DISCOUNT -- 0.6%
Factory 2-U Stores*                    10,000             299
                                                      ---------
                                                          299
----------------------------------------------------------------
RETAIL-INTERNET -- 0.1%
Fatbrain.com*                           3,600              54
                                                      ---------
                                                           54
----------------------------------------------------------------
RETAIL-JEWELRY -- 1.1%
Friedman's, Cl A                       37,500             330
Zales*                                  5,400             207
                                                      ---------
                                                          537
----------------------------------------------------------------
RETAIL-MAIL ORDER -- 0.4%
Micro Warehouse*                       12,100             146
Shop At Home*                           4,100              37
                                                      ---------
                                                          183
----------------------------------------------------------------
RETAIL-PET FOOD & SUPPLIES -- 0.2%
Petco Animal Supplies*                  7,000              83
                                                      ---------
                                                           83
----------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.3%
Foodmaker*                              4,600             115
Ruby Tuesday                              900              17
                                                      ---------
                                                          132
----------------------------------------------------------------
RETAIL-SUNGLASSES -- 0.1%
Sunglass Hut*                           3,700              39
                                                      ---------
                                                           39
----------------------------------------------------------------

THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
------------------------------------
As of September 30, 1999 (UNAUDITED)

PBHG STRATEGIC SMALL COMPANY FUND

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
STORAGE/WAREHOUSING -- 0.3%
Mobile Mini*                            7,500         $   164
                                                      ----------
                                                          164
----------------------------------------------------------------
TELEVISION -- 0.2%
Paxson Communications*                  6,300              77
                                                      ----------
                                                           77
----------------------------------------------------------------
TEXTILE-HOME FURNISHINGS -- 0.1%
Mohawk Industries*                      1,800              36
Shaw Industries                         1,900              30
                                                      ----------
                                                           66
----------------------------------------------------------------
TEXTILE-PRODUCTS -- 0.2%
Dan River*                             13,800              90
                                                      ----------
                                                           90
----------------------------------------------------------------
TOYS -- 0.6%
Jakks Pacific*                          7,500             281
                                                      ----------
                                                          281
                                                      ----------
TOTAL CONSUMER CYCLICAL (COST $7,625)                   7,961
                                                      ----------
----------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 4.4%
BEVERAGES-WINE/SPIRITS -- 0.6%
Beringer Wines Estates*                 5,900             242
                                                      ----------
                                                          242
----------------------------------------------------------------
BREWERY -- 0.8%
Coors Adolph, Cl B                      7,000             379
                                                      ----------
                                                          379
----------------------------------------------------------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 0.1%
Playtex Products*                       4,300              63
                                                      ----------
                                                           63
----------------------------------------------------------------
FOOD-CANNED -- 0.3%
Del Monte Foods*                       11,300             160
                                                      ----------
                                                          160
----------------------------------------------------------------
FOOD-DAIRY PRODUCTS -- 0.3%
Suiza Foods*                            3,000             113
                                                      ----------
                                                          113
----------------------------------------------------------------
FOOD-MISCELLANEOUS /DIVERSIFIED -- 2.3%
Aurora Foods*                          27,500             440
Dean Foods                              7,400             322
International Home Foods*              19,400             340
                                                      ----------
                                                        1,102
                                                      ----------
TOTAL CONSUMER NON-CYCLICAL (COST $1,937)               2,059
                                                      ----------
----------------------------------------------------------------
ENERGY -- 6.1%
COAL -- 0.3%
Alliance Resource Partners              9,600             138
                                                      ----------
                                                          138
----------------------------------------------------------------


                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
MARINE SERVICES -- 0.1%
Horizin Offshore*                       3,000  $           24
                                                      ----------
                                                           24
----------------------------------------------------------------
OIL & GAS DRILLING -- 0.2%
Key Energy Services*                   18,600              92
                                                      ----------
                                                           92
----------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION-- 3.9%
Cabot Oil & Gas, Cl A                   1,700              29
Devon Energy                            7,700             319
EOG Resources                          18,400             391
Evergreen Resource*                     2,400              58
Forest Oil*                            13,500             230
Louis Dreyfus Natural Gas*              8,500             182
Newfield Exploration*                   3,800             125
Santa Fe Snyder*                       41,400             373
Swift Energy*                           3,900              49
Vintage Petroleum                       5,500              74
                                                      ----------
                                                        1,830
----------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.5%
Cooper Cameron*                         6,400             242
                                                      ----------
                                                          242
----------------------------------------------------------------
OIL-FIELD SERVICES -- 0.3%
Core Laboratories N.V.*                 9,200             173
                                                      ----------
                                                          173
----------------------------------------------------------------
PIPELINES -- 0.7%
KN Energy                               8,100             182
Midcoast Energy Resource                7,500             148
                                                      ----------
                                                          330
----------------------------------------------------------------
SEISMIC DATA COLLECTION -- 0.1%
Veritas DGC*                            1,500              29
                                                      ----------
                                                           29
                                                      ----------
TOTAL ENERGY (COST $2,699)                              2,858
                                                      ----------
----------------------------------------------------------------
FINANCIAL -- 6.3%
COMMERCIAL BANKS-EASTERN US -- 0.4%
Commercial Bank of New York            15,100             177
Woronoco Bancorp*                       2,000              20
                                                      ----------
                                                          197
----------------------------------------------------------------
COMMERCIAL BANKS-WESTERN US -- 1.3%
Bancwest                                7,600             309
City National                             800              27
Pacific Bank                           11,400             285
                                                      ----------
                                                          621
----------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISOR SERVICE-- 1.1%
Affiliated Managers Group*             12,700             346
Federated Investors                     9,700             167
                                                      ----------
                                                          513
----------------------------------------------------------------

THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
------------------------------------
As of September 30, 1999 (UNAUDITED)

PBHG STRATEGIC SMALL COMPANY FUND

                                                       Market
Description                           Shares         Value (000)
-----------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 0.1%
Mony Group                              2,000         $    58
                                                      ----------
                                                           58
-----------------------------------------------------------------
REITS-APARTMENTS -- 0.4%
Pennsylvania Real Estate
   Investment Trust                     8,700             164
                                                      ----------
                                                          164
-----------------------------------------------------------------
REITS-HOTEL/RESTAURANT -- 0.2%
Hospitality Properties Trust            3,400              75
                                                      ----------
                                                           75
-----------------------------------------------------------------
REITS-OFFICE PROPERTY -- 0.3%
Mack-Cali Realty                        5,800             156
                                                      ----------
                                                          156
-----------------------------------------------------------------
REITS-REGIONAL MALLS -- 0.4%
CBL & Associates Properties             7,200             176
                                                      ----------
                                                          176
-----------------------------------------------------------------
REITS-SHOPPING CENTERS -- 0.7%
Federal Realty Investment Trust         4,100              86
Glimcher Realty Trust                   5,100              75
JP Realty                              10,600             181
                                                      ----------
                                                          342
-----------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 1.4%
Roslyn Bancorp                         30,800             551
Webster Financial                       5,000             127
                                                      ----------
                                                          678
                                                      ----------
TOTAL FINANCIAL (COST $3,223)                           2,980
                                                      ----------
-----------------------------------------------------------------
HEALTH CARE -- 8.9%
DRUG DELIVERY SYSTEMS -- 0.2%
Noven Pharmacuticals*                  10,000              85
                                                      ----------
                                                           85
-----------------------------------------------------------------
HEALTH CARE COST CONTAINMENT -- 0.7%
Medquist*                              10,000             335
United Payors & United Providers*         700              12
                                                      ----------
                                                          347
-----------------------------------------------------------------
MEDICAL INFORMATION SYSTEMS -- 1.7%
Allscripts*                             1,800              29
Dendrite International*                11,500             543
Sunquest Information Systems*          15,000             242
                                                      ----------
                                                          814
-----------------------------------------------------------------
MEDICAL INSTRUMENTS -- 0.7%
Arthrocare*                             5,700             311
Novoste*                                1,500              27
                                                      ----------
                                                          338
-----------------------------------------------------------------
MEDICAL LASER SYSTEMS -- 0.2%
Eclipse Surgical Technologies*          5,000              82
                                                      ----------
                                                           82
-----------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
-----------------------------------------------------------------
MEDICAL PRODUCTS -- 1.6%
Polymedica*                            10,000         $   232
PSS World Medical*                     32,300             289
Zoll Medical*                           7,500             227
                                                      ----------
                                                          748
-----------------------------------------------------------------
MEDICAL-DRUGS -- 0.8%
Dura Pharmaceuticals*                  12,300             171
King Pharmaceuticals*                   5,200             182
Triangle Pharmaceuticals*                 600              12
                                                      ----------
                                                          365
-----------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.2%
Lincare Holdings*                       4,400             117
                                                      ----------
                                                          117
-----------------------------------------------------------------
MEDICAL-WHOLESALE DRUG DISTRIBUTION-- 1.5%
Amerisource Health*                    25,000             592
Bindly Western Industries               2,100              30
Syncor*                                 1,800              68
                                                      ----------
                                                          690
-----------------------------------------------------------------
OPTICAL SUPPLIES -- 0.0%
Wesley Jessen Visioncare*                 600              19
                                                      ----------
                                                           19
-----------------------------------------------------------------
THERAPEUTICS -- 0.6%
United Therapeutics*                   10,300             297
                                                      ----------
                                                          297
-----------------------------------------------------------------
VETERINARY DIAGNOSTICS -- 0.7%
Veterinary Centers Of America*         26,900             308
                                                      ----------
                                                          308
                                                      ----------
TOTAL HEALTH CARE (COST $3,419)                         4,210
                                                      ----------
-----------------------------------------------------------------
INDUSTRIAL -- 9.1%
AEROSPACE/DEFENSE-EQUIPMENT -- 0.2%
BE Aerospace*                           6,100              73
                                                      ----------
                                                           73
-----------------------------------------------------------------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS-- 0.6%
Dal-Tile International*                 9,400              75
Johns Manville                         10,200             135
USG                                     1,600              76
                                                      ----------
                                                          286
-----------------------------------------------------------------
BUILDING PRODUCTS-AIR & HEATING -- 0.4%
York International                      5,600             201
                                                      ----------
                                                          201
-----------------------------------------------------------------
BUILDING PRODUCTS-CEMENT/AGGREGATE-- 0.4%
Lafarge                                 3,800             122
U.S. Aggregates*                        4,700              66
                                                      ----------
                                                          188
-----------------------------------------------------------------

THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
------------------------------------
As of September 30, 1999 (UNAUDITED)

PBHG STRATEGIC SMALL COMPANY FUND

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
ELECTRIC PRODUCTS-MISCELLANEOUS -- 1.1%
Ametek                                 12,000   $         238
C-Cube Microsystems*                    6,500             283
                                                      ----------
                                                          521
-----------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 1.7%
Benchmark Electronics*                  3,600             127
DII Group*                             12,300             433
Optical Coating Laboratory              2,500             230
                                                      ----------
                                                          790
-----------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 1.7%
Anaren Microwave                        5,000             141
Credence Systems*                       3,400             153
LTX*                                   10,000             137
Molecular Devices*                      5,700             157
Vishay Intertechnology*                 8,300             197
                                                      ----------
                                                          785
-----------------------------------------------------------------
ELECTRONICS-MILITARY -- 0.0%
Aeroflex*                               1,300              16
                                                      ----------
                                                           16
-----------------------------------------------------------------
ENERGY CONVERSION & TECHNOLOGY PROCEDURE -- 0.2%
Catalytica*                             7,500             112
                                                      ----------
                                                          112
-----------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 0.1%
Stericycle*                             3,800              56
                                                      ----------
                                                           56
-----------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 0.6%
Cognex*                                 9,400             284
                                                      ----------
                                                          284
-----------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 0.4%
Frequency Electronics                     600               6
Photon Dynamics*                        7,500             157
                                                      ----------
                                                          163
-----------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.3%
Varian*                                 7,500             133
                                                      ----------
                                                          133
-----------------------------------------------------------------
MACHINERY-GENERAL INDUSTRIAL -- 0.4%
Applied Science & Technology*          10,000             206
                                                      ----------
                                                          206
-----------------------------------------------------------------
MACHINERY-PUMPS -- 0.5%
Helix Technology                        7,500             249
                                                      ----------
                                                          249
-----------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.4%
Republic Services*                     18,200             198
                                                      ----------
                                                          198
-----------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
-----------------------------------------------------------------
TRANSPORTATION-EQUIPMENT & LEASING-- 0.1%
Willis Lease Finance*                   3,600         $    47
                                                      ----------
                                                           47
                                                      ----------
TOTAL INDUSTRIAL (COST $4,079)                          4,308
                                                      ----------
-----------------------------------------------------------------
SERVICES -- 4.6%
COMMERCIAL SERVICES -- 0.5%
Central Parking                         1,000              29
Innotrac*                               7,500             134
Source Information Management*          5,000              71
                                                      ----------
                                                          234
-----------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- 0.5%
NCO Group*                              5,100             240
                                                      ----------
                                                          240
-----------------------------------------------------------------
COMPUTER SERVICES -- 1.1%
Factset Research Systems                4,000             227
QRS*                                    4,500             289
                                                      ----------
                                                          516
-----------------------------------------------------------------
CONSULTING SERVICES -- 1.3%
Professional Detailing*                 9,400             244
USWeb*                                 10,000             343
                                                      ----------
                                                          587
-----------------------------------------------------------------
HUMAN RESOURCES -- 0.7%
AHL Services*                          10,200             266
Personnel Group Of America*            13,400              84
                                                      ----------
                                                          350
-----------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 0.4%
United Rentals*                         7,500             163
                                                      ----------
                                                          163
-----------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 0.1%
Aurora Biosciences*                     4,600              62
                                                      ----------
                                                           62
                                                      ----------
TOTAL SERVICES (COST $2,002)                            2,152
                                                      ----------
-----------------------------------------------------------------
TECHNOLOGY -- 34.7%
AGRICULTURAL BIOTECH -- 0.2%
Strategic Diagnostics*                 10,000              91
                                                      ----------
                                                           91
-----------------------------------------------------------------
APPLICATIONS SOFTWARE -- 3.4%
Broadvision*                            5,000             665
Clarify*                                6,700             337
Exchange Applications*                  7,500             218
Great Plains Software*                  7,500             386
                                                      ----------
                                                        1,606
-----------------------------------------------------------------

THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
------------------------------------
As of September 30, 1999 (UNAUDITED)

PBHG STRATEGIC SMALL COMPANY FUND

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
CIRCUITS -- 1.0%
Hadco*                                  3,900  $          169
Power Integrations*                     4,300             298
                                                      ----------
                                                          467
----------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 0.6%
Inter-Tel                              15,300             272
                                                      ----------
                                                          272
----------------------------------------------------------------
COMPUTER GRAPHICS -- 0.3%
Nvidia*                                 3,300              63
Visio*                                  1,700              67
                                                      ----------
                                                          130
----------------------------------------------------------------
COMPUTER SOFTWARE -- 3.6%
Actuate*                                7,500             254
Business Objects ADR*                   7,600             448
MacroMedia*                             7,500             307
Symantec*                               5,600             201
Verity*                                 7,500             516
                                                      ----------
                                                        1,726
----------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 2.7%
Advanced Digital Information*          13,600             378
Gadzoox Networks*                       2,000             108
MTI Technology*                         6,100             141
Sandisk*                                5,000             326
Smart Modular Technologies*            10,400             354
                                                      ----------
                                                        1,307
----------------------------------------------------------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 0.7%
Cybex*                                 10,000             334
                                                      ----------
                                                          334
----------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.6%
Best Software*                         11,800             233
Softworks*                             10,000              51
                                                      ----------
                                                          284
----------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 10.5%
Act Manufacturing*                      6,400             160
Alliance Semiconductor*                15,000             159
Alpha Industries*                       3,500             197
Applied Micro Circuits*                14,600             832
Cirrus Logic*                           4,700              52
Cree Research*                          7,500             255
Cypress Semiconductor*                 10,000             215
Electroglas*                            2,200              52
ESS Technology*                        25,000             331
Galileo Technology*                    10,000             250
Hi / fn*                                2,500             276
National Semiconductor*                 4,100             125
QLogic*                                 8,500             593
Transwitch*                            11,500             656
Triquint Semiconductor*                 7,500             429
Zoran*                                 14,900             404
                                                      ----------
                                                        4,986
----------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
FIBER OPTICS -- 1.6%
Harmonic*                               2,500  $          327
JDS Uniphase*                           3,600             410
                                                      ----------
                                                          737
----------------------------------------------------------------
INTERNET CONTENT -- 0.3%
Network Solutions*                      1,000              92
Onesource Information Services*         2,100              17
Sportsline USA*                           900              27
                                                      ----------
                                                          136
----------------------------------------------------------------
INTERNET SOFTWARE -- 0.3%
Edify*                                  5,500              69
Intervu*                                  500              18
Onemain.com*                            3,400              56
                                                      ----------
                                                          143
----------------------------------------------------------------
NETWORK SOFTWARE -- 0.4%
Concord Communications*                 4,600             183
                                                      ----------
                                                          183
----------------------------------------------------------------
NETWORKING PRODUCTS -- 1.6%
Extreme Networks*                       6,500             411
Network Appliance*                      3,700             265
Xircom*                                 1,800              77
                                                      ----------
                                                          753
----------------------------------------------------------------
PRINTERS & RELATED PRODUCTS -- 0.7%
Splash Technology Holdings*            52,000             319
                                                      ----------
                                                          319
----------------------------------------------------------------
SATELLITE TELECOMMUNICATIONS -- 0.2%
Gilat Communications Limited*           7,500             108
                                                      ----------
                                                          108
----------------------------------------------------------------
TELECOMMUNICATION  EQUIPMENT -- 2.3%
Antec*                                  6,500             345
Com21*                                 14,600             190
Tekelec*                               22,000             304
Teltrend*                               4,000              81
Terayon Communication Systems*          3,500             171
                                                      ----------
                                                        1,091
----------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.1%
GST Telecommunications*                 5,400              38
                                                      ----------
                                                           38
----------------------------------------------------------------
WIRELESS EQUIPMENT -- 3.6%
P-Com*                                 22,000             154
Pinnacle Holdings*                     20,000             523
Powerwave Technologies*                 2,600             125
Proxim*                                 5,000             230
RF Micro Devices*                      15,000             686
                                                      ----------
                                                        1,718
                                                      ----------
TOTAL TECHNOLOGY (COST $9,590)                         16,429
                                                      ----------
----------------------------------------------------------------

THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
------------------------------------
As of September 30, 1999 (UNAUDITED)

PBHG STRATEGIC SMALL COMPANY FUND

                                 Shares/Face           Market
Description                     Amount (000)         Value (000)
-----------------------------------------------------------------
TRANSPORTATION -- 1.8%
AIRLINES -- 1.3%
Mesaba Holdings*                       26,100         $   306
Midway Airlines*                       36,600             233
Skywest                                 4,000              88
                                                      ----------
                                                          627
-----------------------------------------------------------------
TRANSPORTATION-TRUCK -- 0.5%
US Xpress Enterprises*                  3,900              23
Yellow*                                12,800             212
                                                      ----------
                                                          235
                                                      ----------
TOTAL TRANSPORTATION (COST $1,312)                        862
                                                      ----------
-----------------------------------------------------------------
UTILITIES -- 0.5%
ELECTRIC-INTEGRATED -- 0.1%
Puget Sound Energy                      3,300              74
                                                      ----------
                                                           74
-----------------------------------------------------------------
GAS-DISTRIBUTION -- 0.4%
MCN Energy Group                        3,700              63
UGI                                     4,800             112
                                                      ----------
                                                          175
                                                      ----------
TOTAL UTILITIES (COST $250)                               249
                                                      ----------
TOTAL COMMON STOCK (COST $38,036)                      45,598
                                                      ----------
-----------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.8%
J.P. Agency
   5.35%, dated 09/30/99, matures 10/01/99,
   repurchase price $2,736,540 (collateralized
   by U.S. Treasury Obligations: total
   market value $29,791,126) (A)       $2,736           2,736
                                                      ----------
TOTAL REPURCHASE AGREEMENT (COST $2,736)                2,736
                                                      ----------
TOTAL INVESTMENTS-- 102.2% (COST $40,772)              48,334
                                                      ----------
-----------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (2.2)%
Payable for securities purchased                       (2,575)
Other assets and liabilities                            1,556
                                                      ----------
TOTAL OTHER ASSETS AND LIABILITIES, NET                (1,019)
                                                      ----------
-----------------------------------------------------------------

                                                       Market
Description                                          Value (000)
-----------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200
   million shares -- $0.001 par value)
   based on 3,719,576 outstanding shares
   of common stock                                   $ 32,369
Undistributed net investment loss                        (185)
Accumulated net realized gain on investments            7,569
Net unrealized appreciation on investments              7,562
                                                      ----------
TOTAL NET ASSETS-- 100.0%                            $ 47,315
                                                      ----------
                                                      ----------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                   $  12.72
                                                      ----------
                                                      ----------

* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
Adr -- American Depository Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

THE PBHG FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES (000)
------------------------------------------
September 30, 1999 (UNAUDITED)

                                                                                    ------------    -------------   ----------------
                                                                                        PBHG            PBHG              PBHG
                                                                                      EMERGING         SELECT              NEW
                                                                                       GROWTH          EQUITY         OPPORTUNITIES
                                                                                        FUND            FUND              FUND
                                                                                    ------------    -------------   ----------------
ASSETS:
     Investment securities (Cost $483,318, $152,557, $35,725
       $35,110, $601,671 respectively) at market value                               $674,586        $197,730           $40,420
     Dividends and interest receivable                                                     10              --                --
     Receivable for capital shares sold                                                55,625           4,391             1,113
     Receivable for investment securities sold                                          7,392          10,664             9,508
     Other assets                                                                           3              --                --
                                                                                     --------        --------           -------
         Total assets                                                                 737,616         212,785            51,041
                                                                                     --------        --------           -------
LIABILITIES:
     Payable for investment securities purchased                                       11,753          10,031             7,884
     Payable for capital shares redeemed                                                1,072             139                25
     Accrued expenses                                                                   1,030             294                55
                                                                                     --------        --------           -------
         Total liabilities                                                             13,855          10,464             7,964
                                                                                     --------        --------           -------
NET ASSETS:
     Portfolio shares (authorized 400 million shares of the PBHG Emerging Growth and 200 million shares for each of the PBHG Select Equity, the PBHG New
       Opportunities, the PBHG Large Cap Value, and the PBHG Technology and
       Communications Funds -- $0.001 par value) based on 29,711,556, 7,179,058,
       1,565,142, 2,394,234 and 21,839,366, outstanding shares of common stock        486,475          58,774            29,204
     Accumulated net investment income (loss)                                          (3,238)           (993)             (110)
     Accumulated net realized gain on investments                                      49,256          99,367            10,563
     Net unrealized appreciation (depreciation) on investments                        191,268          45,173             3,420
                                                                                     --------        --------           -------
NET ASSETS                                                                           $723,761        $202,321           $43,077
                                                                                     --------        --------           -------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                         $24.36          $28.18            $27.52
                                                                                     --------        --------           -------
                                                                                     --------        --------           -------


                                                                                    ------------    ----------------
                                                                                      PBHG                 PBHG
                                                                                    LARGE CAP          TECHNOLOGY &
                                                                                      VALUE           COMMUNICATIONS
                                                                                      FUND                 FUND
                                                                                    ------------    ----------------
ASSETS:
     Investment securities (Cost $483,318, $152,557, $35,725
       $35,110, $601,671 respectively) at market value                               $34,733             $752,489
     Dividends and interest receivable                                                    50                   16
     Receivable for capital shares sold                                                    8               39,225
     Receivable for investment securities sold                                         3,688               20,300
     Other assets                                                                         --                    2
                                                                                     -------             --------
         Total assets                                                                 38,479              812,032
                                                                                     -------             --------
LIABILITIES:
     Payable for investment securities purchased                                       3,501               41,022
     Payable for capital shares redeemed                                                  52                8,575
     Accrued expenses                                                                     45                  821
                                                                                     -------             --------
         Total liabilities                                                             3,598               50,418
                                                                                     -------             --------
NET ASSETS:
     Portfolio shares (authorized 400 million shares of the PBHG Emerging Growth and 200 million shares for each of the PBHG Select Equity, the PBHG New
       Opportunities, the PBHG Large Cap Value, and the PBHG Technology and
       Communications Funds -- $0.001 par value) based on 29,711,556, 7,179,058,
       1,565,142, 2,394,234 and 21,839,366, outstanding shares of common stock        22,333              364,803
     Accumulated net investment income (loss)                                            191               (3,211)
     Accumulated net realized gain on investments                                     12,734              249,204
     Net unrealized appreciation (depreciation) on investments                          (377)             150,818
                                                                                     -------             --------
NET ASSETS                                                                           $34,881             $761,614
                                                                                     -------             --------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                        $14.57               $34.87
                                                                                     -------             --------
                                                                                     -------             --------

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

60 & 61

THE PBHG FUNDS, INC.

STATEMENTS OF OPERATIONS (000)
-------------------------------------------------------
For the Six Months Ended September 30, 1999 (UNAUDITED)

                                      --------    -----------  ------------ -------------  -----------   ----------   -----------
                                                      PBHG         PBHG                                                  PBHG
                                        PBHG        EMERGING     LARGE CAP      PBHG          PBHG          PBHG       LARGE CAP
                                       GROWTH        GROWTH       GROWTH    SELECT EQUITY  CORE GROWTH     LIMITED        20
                                        FUND          FUND         FUND         FUND          FUND          FUND         FUND
                                      --------    -----------  ------------ -------------  -----------   ----------   -----------
INVESTMENT INCOME:
     Dividends                        $   166      $     44    $      116     $    37       $    38       $     6      $   189
     Interest                           4,386         1,267           132         324            83           235          938
     Less: Foreign Taxes Withheld          --            --            --          --            --            --           --
                                     --------      --------    ----------     -------       -------       -------      -------
     Total Investment Income            4,552         1,311           248         361           121           241        1,127
                                     --------      --------    ----------     -------       -------       -------      -------
EXPENSES:
     Investment Advisory Fees          12,749         2,959           481         876           369           501        2,096
     Administrative Fees                2,250           522            96         154            65            75          370
     Transfer Agent Fees                3,740           809           171         260           126            65          597
     Registration and Filing Fees          18            11             8           3             7             5           55
     Printing Fees                        242            94            19          23            10            12           82
     Professional Fees                    205            54            14          11             6             8           52
     Custodian Fees                        34            16             4           3             4             7           10
     Insurance and Other Fees             188            66            11          13            10            10           33
     Directors' Fees                       44             6             3           3             2             1           11
     Amortization of Deferred
        Organizational Costs               --            --             1           1            --             3            3
     Line of Credit Expenses              129            12             4           7            13             3           17
     Distribution Fees 1                   82            --            --          --            --            --           --
                                     --------      --------    ----------     -------       -------       -------      -------
         TOTAL EXPENSES                19,681         4,549           812       1,354           612           690        3,326
                                     --------      --------    ----------     -------       -------       -------      -------
     Waiver of Reimbursement
        Advisory Fees                      --            --            --          --            --            --           --
                                     --------      --------    ----------     -------       -------       -------      -------
         Net Expenses                  19,681         4,549           812       1,354           612           690        3,326
                                     --------      --------    ----------     -------       -------       -------      -------
NET INVESTMENT INCOME (LOSS)          (15,129)       (3,238)         (564)       (993)         (491)         (449)      (2,199)
                                     --------      --------    ----------     -------       -------       -------      -------
Net Realized Gain (Loss) from
   Security Transactions              453,524        86,068        40,904      68,261        26,316        18,409      121,313
Net Realized Gain on Foreign
   Currency Transactions                   --            --            --          --            --            --           --
Net Change in Unrealized Appreciation
   (Depreciation) on Investments      138,042        35,951       (39,721)    (52,005)      (11,613)        6,174     (106,283)
                                     --------      --------    ----------     -------       -------       -------      -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS              591,566       122,019         1,183      16,256        14,703        24,583       15,030
                                     --------      --------    ----------     -------       -------       -------      -------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS         $576,437      $118,781    $      619     $15,263       $14,212       $24,134      $12,831
                                     --------      --------    ----------     -------       -------       -------      -------
                                     --------      --------    ----------     -------       -------       -------      -------


                                        -------------    ---------      --------    ----------     ---------  --------------
                                            PBHG           PBHG           PBHG         PBHG          PBHG
                                             NEW         LARGE CAP       MID-CAP     SMALL CAP      FOCUSED        PBHG
                                        OPPORTUNITIES      VALUE          VALUE        VALUE         VALUE     INTERNATIONAL
                                            FUND           FUND           FUND         FUND          FUND          FUND
                                        -------------    ---------      --------    ----------     ---------  --------------
INVESTMENT INCOME:
     Dividends                             $    --    $      328        $   268    $      288        $   16        $ 111
     Interest                                   96            39             67            51             6           13
     Less: Foreign Taxes Withheld               --            --             --            --            --           (6)
                                           -------        ------         ------       -------          ----         ----
     Total Investment Income                    96           367            335           339            22          118
                                           -------        ------         ------       -------          ----         ----
EXPENSES:
     Investment Advisory Fees                  141           141            217           363            17           61
     Administrative Fees                        21            32             38            55             3            9
     Transfer Agent Fees                        18            49             71           101             7           26
     Registration and Filing Fees                5             8              8            14             4            2
     Printing Fees                               9             4             12             9             1            2
     Professional Fees                           3             2              5             6             1            1
     Custodian Fees                             13             8             14            10             7           16
     Insurance and Other Fees                    1             1              7             9            --            8
     Directors' Fees                            --            --              1             2            --           --
     Amortization of Deferred
        Organizational Costs                    --            --              2             3            --           --
     Line of Credit Expenses                     2             3              7             6            --           --
     Distribution Fees 1                        --            --             --            --            --           --
                                           -------        ------         ------       -------          ----         ----
         TOTAL EXPENSES                        213           248            382           578            40          125
                                           -------        ------         ------       -------          ----         ----
     Waiver of Reimbursement Advisory Fees      (7)           --             --           (33)          (11)          --
                                           -------        ------         ------       -------          ----         ----
         Net Expenses                          206           248            382           545            29          125
                                           -------        ------         ------       -------          ----         ----
NET INVESTMENT INCOME (LOSS)                  (110)          119            (47)         (206)           (7)          (7)
                                           -------        ------         ------       -------          ----         ----
Net Realized Gain (Loss) from
   Security Transactions                    10,074         4,811          7,198         6,016           524        1,535
Net Realized Gain on Foreign
   Currency Transactions                        --            --             --            --            --            4
Net Change in Unrealized Appreciation
   (Depreciation) on Investments             1,359        (2,590)        (1,398)        6,411            22         (860)
                                           -------        ------         ------       -------          ----         ----
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS                    11,433         2,221          5,800        12,427           546          679
                                           -------        ------         ------       -------          ----         ----
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS               $11,323        $2,340         $5,753       $12,221          $539         $672
                                           -------        ------         ------       -------          ----         ----
                                           -------        ------         ------       -------          ----         ----


                                        --------    -------------- -------------
                                          PBHG           PBHG          PBHG
                                          CASH       TECHNOLOGY &   STRATEGIC
                                        RESERVES    COMMUNICATIONS    SMALL
                                          FUND           FUND      COMPANY FUND
                                        --------    -------------- -------------
INVESTMENT INCOME:
     Dividends                            $   --      $    223        $  110
     Interest                              4,153           692            45
     Less: Foreign Taxes Withheld             --            --            --
                                          ------      --------        ------
     Total Investment Income               4,153           915           155
                                          ------      --------        ------
EXPENSES:
     Investment Advisory Fees                245         2,760           239
     Administrative Fees                     123           487            36
     Transfer Agent Fees                     115           604            78
     Registration and Filing Fees             12             4            12
     Printing Fees                            26            92             9
     Professional Fees                        17            38             6
     Custodian Fees                           13             7            14
     Insurance and Other Fees                 17            29            12
     Directors' Fees                           4            11             2
     Amortization of Deferred
        Organizational Costs                  --             1             3
     Line of Credit Expenses                  --            93             2
     Distribution Fees 1                      --            --            --
                                          ------      --------        ------
         TOTAL EXPENSES                      572         4,126           413
                                          ------      --------        ------
     Waiver of Reimbursement Advisory Fees    --            --           (54)
                                          ------      --------        ------
         Net Expenses                        572         4,126           359
                                          ------      --------        ------
NET INVESTMENT INCOME (LOSS)               3,581        (3,211)         (204)
                                          ------      --------        ------
Net Realized Gain (Loss) from
   Security Transactions                     (12)      159,286         5,762
Net Realized Gain on Foreign
   Currency Transactions                      --            --            --
Net Change in Unrealized Appreciation
   (Depreciation) on Investments              --       (11,137)        3,485
                                          ------      --------        ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS                     (12)      148,149         9,247
                                          ------      --------        ------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS              $3,569      $144,938        $9,043
                                          ------      --------        ------
                                          ------      --------        ------

1. All distribution fees are incurred in the Advisor Class.

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

62 & 63

THE PBHG FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (000)
-----------------------------------------
For the six month period ended September 30, 1999 (unaudited) and the period ending March 31, 1999

                                         -------------------------    ---------------------------    --------------------------
                                                   PBHG                           PBHG                          PBHG
                                                  GROWTH                     EMERGING GROWTH              LARGE CAP GROWTH
                                                   FUND                           FUND                          FUND
                                         -------------------------    ---------------------------    --------------------------
                                           4/1/99         4/1/98          4/1/99         4/1/98         4/1/99          4/1/98
                                             to             to              to             to             to              to
                                           9/30/99        3/31/99         9/30/99        3/31/99        9/30/99         3/31/99
                                         ----------    -----------    -----------     -----------    -----------     ----------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)          $ (15,129)    $  (40,167)    $   (3,238)     $   (8,193)    $     (564)     $  (1,004)
   Net Realized Gain (Loss) from Security
     Transactions                          453,524       (123,200)        86,068         (34,951)        40,904         11,109
   Net Realized (Loss) on Foreign Currency
     Transactions                               --             --             --              --             --             --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and
     Foreign Currency Transactions         138,042       (524,058)        35,951        (189,387)       (39,721)         9,077
                                        ----------     ----------     ----------        --------       --------       --------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations             576,437       (687,425)       118,781        (232,531)           619         19,182
                                        ----------     ----------     ----------        --------       --------       --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                        --             --             --              --             --             --
   Net Realized Gains from
     Security Transactions                      --             --             --          (3,473)            --         (9,078)
                                        ----------     ----------     ----------        --------       --------       --------
   Total Distributions                          --             --             --          (3,473)            --         (9,078)
                                        ----------     ----------     ----------        --------       --------       --------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                         2,222,084      2,989,888      1,743,233       2,067,441         21,271        130,237
   Shares Issued upon Reinvestment
     of Distributions                           --             --              --          3,287             --          8,663
   Shares Redeemed                      (3,291,474)    (4,423,533)    (1,874,261)     (2,502,873)       (50,968)      (150,577)
                                        ----------     ----------     ----------        --------       --------       --------
   Total PBHG Class Transactions        (1,069,390)    (1,433,645)      (131,028)       (432,145)       (29,697)       (11,677)
                                        ----------     ----------     ----------        --------       --------       --------
   Advisor Class
   Shares Issued                             6,118         21,461             --              --             --             --
   Shares Issued upon Reinvestment
     of Distributions                           --             --             --              --             --             --
   Shares Redeemed                         (12,188)       (33,023)            --              --             --             --
                                        ----------     ----------     ----------        --------       --------       --------
   Total Advisor Class Transactions         (6,070)       (11,562)            --              --             --             --
                                        ----------     ----------     ----------        --------       --------       --------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions    (1,075,460)    (1,445,207)      (131,028)       (432,145)       (29,697)       (11,677)
                                        ----------     ----------     ----------        --------       --------       --------
   Total Increase (Decrease) in
     Net Assets                           (499,023)    (2,132,632)       (12,247)       (668,149)       (29,078)        (1,573)
                                        ----------     ----------     ----------        --------       --------       --------
NET ASSETS:
   Beginning of Period                   3,294,975      5,427,607        736,008       1,404,157        144,089        145,662
                                        ----------     ----------     ----------        --------       --------       --------
   End of Period                        $2,795,952     $3,294,975     $  723,761        $736,008       $115,011       $144,089
                                        ----------     ----------     ----------        --------       --------       --------
                                        ----------     ----------     ----------        --------       --------       --------
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                            84,264        126,179         78,652          93,873            868          5,693
   Shares Issued upon Reinvestment
      of  Distributions                         --             --             --             155             --            409
   Shares Redeemed                        (124,844)      (183,539)       (84,657)       (112,679)        (2,074)        (6,659)
                                        ----------     ----------     ----------        --------       --------       --------
   Total PBHG Class Share Transactions     (40,580)       (57,360)        (6,005)        (18,651)        (1,206)          (557)
                                        ----------     ----------     ----------        --------       --------       --------
   Advisor Class
   Shares Issued                               234            902             --              --             --             --
   Shares Issued upon Reinvestment
      of  Distributions                         --             --             --              --             --             --
   Shares Redeemed                            (492)        (1,354)            --              --             --             --
                                        ----------     ----------     ----------        --------       --------       --------
   Total Advisor Class Share Transactions     (258)          (452)            --              --             --             --
                                        ----------     ----------     ----------        --------       --------       --------
   Net Increase (Decrease) in
     Shares Outstanding                    (40,838)       (57,812)        (6,005)        (18,651)        (1,206)          (557)
                                        ----------     ----------     ----------        --------       --------       --------
                                        ----------     ----------     ----------        --------       --------       --------


                                           -------------------------     ---------------------------     -------------------------
                                                     PBHG                           PBHG                           PBHG
                                                 SELECT EQUITY                   CORE GROWTH                      LIMITED
                                                     FUND                           FUND                           FUND
                                           -------------------------     ---------------------------     -------------------------
                                             4/1/99         4/1/98          4/1/99         4/1/98         4/1/99          4/1/98
                                               to             to              to             to             to              to
                                             9/30/99        3/31/99         9/30/99        3/31/99        9/30/99         3/31/99
                                           ----------     ----------     -----------     ----------      ---------      ----------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)            $     (993)    $  (2,540)     $     (491)     $  (1,331)      $    (449)     $  (1,131)
   Net Realized Gain (Loss) from Security
     Transactions                              68,261        45,647          26,316         16,034          18,409          9,385
   Net Realized (Loss) on Foreign Currency
     Transactions                                  --            --              --             --              --             --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and Foreign
     Currency Transactions                    (52,005)      (31,961)        (11,613)       (15,463)          6,174        (27,057)
                                             --------      --------        --------       --------        --------       --------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                 15,263        11,146          14,212           (760)         24,134        (18,803)
                                             --------      --------        --------       --------        --------       --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                           --            --              --             --              --             --
   Net Realized Gains from
     Security Transactions                         --            --              --             --              --         (5,915)
                                             --------      --------        --------       --------        --------       --------
   Total Distributions                             --            --              --             --              --         (5,915)
                                             --------      --------        --------       --------        --------       --------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                              129,679       193,042         115,832        203,788           2,442          9,499
   Shares Issued upon Reinvestment
     of Distributions                              --            --              --             --              --          5,730
   Shares Redeemed                           (178,525)     (304,360)       (129,511)      (282,053)        (44,458)       (60,668)
                                             --------      --------        --------       --------        --------       --------
   Total PBHG Class Transactions              (48,846)     (111,318)        (13,679)       (78,265)        (42,016)       (45,439)
                                             --------      --------        --------       --------        --------       --------
   Advisor Class
   Shares Issued                                   --            --              --             --              --             --
   Shares Issued upon Reinvestment
     of Distributions                              --            --              --             --              --             --
   Shares Redeemed                                 --            --              --             --              --             --
                                             --------      --------        --------       --------        --------       --------
   Total Advisor Class Transactions                --            --              --             --              --             --
                                             --------      --------        --------       --------        --------       --------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions          (48,846)     (111,318)        (13,679)       (78,265)        (42,016)       (45,439)
                                             --------      --------        --------       --------        --------       --------
   Total Increase (Decrease) in
     Net Assets                               (33,583)     (100,172)            533        (79,025)        (17,882)       (70,157)
                                             --------      --------        --------       --------        --------       --------
NET ASSETS:
   Beginning of Period                        235,904       336,076          86,485        165,510         108,011        178,168
                                             --------      --------        --------       --------        --------       --------
   End of Period                             $202,321      $235,904        $ 87,018       $ 86,485        $ 90,129       $108,011
                                             --------      --------        --------       --------        --------       --------
                                             --------      --------        --------       --------        --------       --------
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                4,932         8,480           7,657         16,673             186            777
   Shares Issued upon Reinvestment
      of  Distributions                            --            --             --              --             --             484
   Shares Redeemed                             (6,849)      (13,299)         (8,519)       (22,754)         (3,341)        (4,876)
                                             --------      --------        --------       --------        --------       --------
   Total PBHG Class Share Transactions         (1,917)       (4,819)           (862)        (6,081)         (3,155)        (3,615)
                                             --------      --------        --------       --------        --------       --------
   Advisor Class
   Shares Issued                                   --            --              --             --              --             --
   Shares Issued upon Reinvestment
      of  Distributions                            --            --              --             --              --             --
   Shares Redeemed                                 --            --              --             --              --             --
                                             --------      --------        --------       --------        --------       --------
   Total Advisor Class Share Transactions          --            --              --             --              --             --
                                             --------      --------        --------       --------        --------       --------
   Net Increase (Decrease) in
     Shares Outstanding                        (1,917)       (4,819)           (862)        (6,081)         (3,155)        (3,615)
                                             --------      --------        --------       --------        --------       --------
                                             --------      --------        --------       --------        --------       --------


                                           ------------------------
                                                     PBHG
                                                 LARGE CAP 20
                                                     FUND
                                           ------------------------
                                            4/1/99         4/1/98
                                              to             to
                                            9/30/99        3/31/99
                                           ----------   -----------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)            $  (2,199)   $   (2,501)
   Net Realized Gain (Loss) from Security
     Transactions                            121,313        32,587
   Net Realized (Loss) on Foreign Currency
     Transactions                                 --            --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and Foreign
     Currency Transactions                  (106,283)      149,316
                                            --------      --------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                12,831       179,402
                                            --------      --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                          --            --
   Net Realized Gains from
     Security Transactions                        --        (5,087)
                                            --------      --------
   Total Distributions                            --        (5,087)
                                            --------      --------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                             138,855       747,561
   Shares Issued upon Reinvestment
     of Distributions                             --         4,843
   Shares Redeemed                          (300,619)     (516,273)
                                            --------      --------
   Total PBHG Class Transactions            (161,764)      236,131
                                            --------      --------
   Advisor Class
   Shares Issued                                  --            --
   Shares Issued upon Reinvestment
     of Distributions                             --            --
   Shares Redeemed                                --            --
                                            --------      --------
   Total Advisor Class Transactions               --            --
                                            --------      --------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions        (161,764)      236,131
                                            --------      --------
   Total Increase (Decrease) in
     Net Assets                             (148,933)      410,446
                                            --------      --------
NET ASSETS:
   Beginning of Period                       603,077       192,631
                                            --------      --------
   End of Period                            $454,144      $603,077
                                            --------      --------
                                            --------      --------
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                               5,787        40,903
   Shares Issued upon Reinvestment
      of  Distributions                         --             254
   Shares Redeemed                           (12,691)      (28,184)
                                            --------      --------
   Total PBHG Class Share Transactions        (6,904)       12,973
                                            --------      --------
   Advisor Class
   Shares Issued                                  --            --
   Shares Issued upon Reinvestment
      of  Distributions                           --            --
   Shares Redeemed                                --            --
                                            --------      --------
   Total Advisor Class Share Transactions         --            --
                                            --------      --------
   Net Increase (Decrease) in
     Shares Outstanding                       (6,904)       12,973
                                            --------      --------
                                            --------      --------

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

64 & 65

THE PBHG FUNDS, INC.

------------------------------------------------------

                                                -----------------------      ---------------------       ----------------------
                                                         PBHG                         PBHG                        PBHG
                                                   NEW OPPORTUNITIES             LARGE CAP VALUE              MID-CAP VALUE
                                                         FUND                         FUND                        FUND
                                                -----------------------      ---------------------       ----------------------
                                                 4/1/99       2/12/993        4/1/99       4/1/98          4/1/99       4/1/98
                                                   to            to             to           to              to           to
                                                 9/30/99       3/31/99        9/30/99      3/31/99         9/30/99      3/31/99
                                                ---------    ----------      --------    ---------       ----------   ---------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                 $   (110)    $     (12)      $   119       $  405        $    (47)    $      4
   Net Realized Gain (Loss) from Security
     Transactions                                 10,074           566         4,811       17,489           7,198       11,898
   Net Realized Gain (Loss) on
     Foreign Currency Transactions                   --            --            --           --              --           --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and Foreign
     Currency Transactions                         1,359         2,061        (2,590)      (2,893)         (1,398)      (2,155)
                                                 -------       -------       -------      -------         -------      -------
   Net Increase (Decrease) in
     Net Assets Resulting
     from Operations                              11,323         2,615         2,340       15,001           5,753        9,747
                                                 -------       -------       -------      -------         -------      -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                              --            --            --         (579)             --           --
   Distributions in excess of
     net investment income                            --            --            --           --              --           --
   Net Realized Gains from
     Security Transactions                            --            --            --       (9,589)             --       (3,487)
                                                 -------       -------       -------      -------         -------      -------
   Total Distributions                                --            --            --      (10,168)             --       (3,487)
                                                 -------       -------       -------      -------         -------      -------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                  49,773         4,982         9,403       38,949          23,942      130,518
   Shares Transfered 1                                --         9,767            --           --              --           --
   Shares Issued upon
     Reinvestment of Distributions                    --            --            --        9,896              --        3,287
   Shares Redeemed 2                             (34,761)         (622)      (21,784)     (85,232)        (45,933)    (137,257)
                                                 -------       -------       -------      -------         -------      -------
   Total PBHG Class Transactions                  15,012        14,127       (12,381)     (36,387)        (21,991)      (3,452)
                                                 -------       -------       -------      -------         -------      -------
   Increase (Decrease) in
     Net Assets Derived from
     Capital Share Transactions                   15,012        14,127       (12,381)     (36,387)        (21,991)      (3,452)
                                                 -------       -------       -------      -------         -------      -------
   Total Increase (Decrease) in Net Assets        26,335        16,742       (10,041)     (31,554)        (16,238)       2,808
                                                 -------       -------       -------      -------         -------      -------
NET ASSETS:
   Beginning of Period                            16,742            --        44,922       76,476          56,981       54,173
                                                 -------       -------       -------      -------         -------      -------
   End of Period                                 $43,077       $16,742       $34,881      $44,922         $40,743      $56,981
                                                 =======       =======       =======      =======         =======      =======

SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                   2,057           336           641        2,866           1,436        9,105
   Shares Transfered 1                                --           723            --           --              --           --
   Shares Issued upon
     Reinvestment of Distributions                    --            --            --          762              --          286
   Shares Redeemed 2                              (1,509)          (42)       (1,491)      (6,262)         (2,756)      (9,156)
                                                 -------       -------       -------      -------         -------      -------
   Total PBHG Class Share Transactions               548         1,017          (850)      (2,634)         (1,320)         235
                                                 -------       -------       -------      -------         -------      -------
   Net Increase (Decrease) in
     Shares Outstanding                              548         1,017          (850)      (2,634)         (1,320)         235
                                                 =======       =======       =======      =======         =======      =======


                                               ------------------------       ------------------------      -----------------------
                                                         PBHG                           PBHG                         PBHG
                                                    SMALL CAP VALUE                 FOCUSED VALUE               INTERNATIONAL
                                                         FUND                           FUND                         FUND
                                               ------------------------       ------------------------      -----------------------
                                                 4/1/99         4/1/98         4/1/99       2/12/993         4/1/99         4/1/98
                                                   to            to             to            to              to             to
                                                 9/30/99       3/31/99         9/30/99       3/31/99         9/30/99        3/31/99
                                               ----------     ---------      ----------    ----------      ---------      ---------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                $    (206)     $    (727)     $      (7)     $    --        $      (7)     $       5
   Net Realized Gain (Loss) from Security
     Transactions                                  6,016         (8,356)           524             93          1,535            624
   Net Realized Gain (Loss) on
     Foreign Currency Transactions                  --             --             --             --                4            (61)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and
     Foreign Currency Transactions                 6,411        (14,071)            22            (55)          (860)           (15)
                                               ---------      ---------      ---------      ---------      ---------      ---------
   Net Increase (Decrease) in
     Net Assets Resulting
     from Operations                              12,221        (23,154)           539             38            672            553
                                               ---------      ---------      ---------      ---------      ---------      ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                            --             --             --             --             --               (5)
   Distributions in excess of
     net investment income                          --             --             --             --             --             (201)
   Net Realized Gains from
     Security Transactions                          --           (6,608)          --             --             --             (498)
                                               ---------      ---------      ---------      ---------      ---------      ---------
   Total Distributions                              --           (6,608)          --             --             --             (704)
                                               ---------      ---------      ---------      ---------      ---------      ---------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                  52,671        122,004          1,911          3,079         31,151         54,185
   Shares Transfered 1                              --             --             --            1,294           --             --
   Shares Issued upon
     Reinvestment of Distributions                  --            5,980           --             --             --              687
   Shares Redeemed 2                             (67,654)      (154,269)        (2,120)          (753)       (33,753)       (63,406)
                                               ---------      ---------      ---------      ---------      ---------      ---------
   Total PBHG Class Transactions                 (14,983)       (26,285)          (209)         3,620         (2,602)        (8,534)
                                               ---------      ---------      ---------      ---------      ---------      ---------
   Increase (Decrease) in
     Net Assets Derived from
     Capital Share Transactions                  (14,983)       (26,285)          (209)         3,620         (2,602)        (8,534)
                                               ---------      ---------      ---------      ---------      ---------      ---------
   Total Increase (Decrease) in Net Assets        (2,762)       (56,047)           330          3,658         (1,930)        (8,685)
                                               ---------      ---------      ---------      ---------      ---------      ---------
NET ASSETS:
   Beginning of Period                            69,787        125,834          3,658           --           12,220         20,905
                                               ---------      ---------      ---------      ---------      ---------      ---------
   End of Period                               $  67,025      $  69,787      $   3,988      $   3,658      $  10,290      $  12,220
                                               =========      =========      =========      =========      =========      =========
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                   4,154          9,257            166            297          2,679          4,707
   Shares Transfered 1                              --             --             --              126           --             --
   Shares Issued upon
     Reinvestment of Distributions                  --              486           --             --             --               61
   Shares Redeemed 2                              (5,292)       (11,790)          (184)           (73)        (2,869)        (5,450)
                                               ---------      ---------      ---------      ---------      ---------      ---------
   Total PBHG Class Share Transactions            (1,138)        (2,047)           (18)           350           (190)          (682)
                                               ---------      ---------      ---------      ---------      ---------      ---------
   Net Increase (Decrease) in
     Shares Outstanding                           (1,138)        (2,047)           (18)           350           (190)          (682)
                                               =========      =========      =========      =========      =========      =========


                                                 ----------------------------
                                                              PBHG
                                                          CASH RESERVES
                                                              FUND
                                                 ----------------------------
                                                      4/1/99        4/1/98
                                                        to            to
                                                      9/30/99       3/31/99
                                                 --------------    ----------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                    $    3,581       $  6,191
   Net Realized Gain (Loss) from Security
     Transactions                                         (11)             6
   Net Realized Gain (Loss) on
     Foreign Currency Transactions                         --             --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and Foreign
     Currency Transactions                                 --             --
                                                     --------       --------
   Net Increase (Decrease) in
     Net Assets Resulting
     from Operations                                    3,570          6,197
                                                     --------       --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                               (3,581)        (6,192)
   Distributions in excess of
     net investment income                                 --             --
   Net Realized Gains from
     Security Transactions                                 --             --
                                                     --------       --------
   Total Distributions                                 (3,581)        (6,192)
                                                     --------       --------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                    3,789,430      3,499,237
   Shares Transfered 1                                     --             --
   Shares Issued upon
     Reinvestment of Distributions                      2,553          4,628
   Shares Redeemed 2                               (3,688,998)    (3,477,205)
                                                     --------       --------
   Total PBHG Class Transactions                      102,985         26,660
                                                     --------       --------
   Increase (Decrease) in
     Net Assets Derived from
     Capital Share Transactions                       102,985         26,660
                                                     --------       --------
   Total Increase (Decrease) in Net Assets            102,974         26,665
                                                     --------       --------
NET ASSETS:
   Beginning of Period                                144,239        117,574
                                                     --------       --------
   End of Period                                     $247,213       $144,239
                                                     ========       ========

SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                    3,789,430      3,499,237
   Shares Transfered 1                                     --             --
   Shares Issued upon
     Reinvestment of Distributions                      2,553          4,628
   Shares Redeemed 2                               (3,688,998)    (3,477,205)
                                                     --------       --------
   Total PBHG Class Share Transactions                102,985         26,660
                                                     --------       --------
   Net Increase (Decrease) in
     Shares Outstanding                               102,985         26,660
                                                     ========       ========

 1. Net asset value of shares issued in connection with the transfer of the PBHG Advisor Funds, Inc. Reference note 6 to Financial Statements.
 2. Included in capital shares redeemed for the PBHG Large Cap Value Fund was an in-kind redemption on January 4, 1999 of 3,232,902 shares and $44,452,402.
 3. The PBHG New Opportunities and PBHG Focused Value Funds commenced operations on February 12, 1999.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

66 & 67

THE PBHG FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (000) -- CONCLUDED
------------------------------------------------------

                                                              -----------------------------     ----------------------------
                                                                     PBHG TECHNOLOGY &                 PBHG STRATEGIC
                                                                      COMMUNICATIONS                   SMALL COMPANY
                                                                          FUND                              FUND
                                                              -----------------------------     ----------------------------
                                                                 4/1/99           4/1/98           4/1/99          4/1/98
                                                                   to               to               to              to
                                                                 9/30/99          3/31/99          9/30/99         3/31/99
                                                              -----------      -----------      -----------      -----------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                               $    (3,211)     $    (3,886)     $      (204)     $      (705)
   Net Realized Gain from Security Transactions                   159,286          119,887            5,762            2,035
   Net Realized (Loss) on Foreign Currency Transactions              --               --               --               --
   Net Change in Unrealized Appreciation (Depreciation) on
     Investments and Foreign Currency Transactions                (11,137)          34,248            3,485          (14,689)
                                                              -----------      -----------      -----------      -----------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations                                              144,938          150,249            9,043          (13,359)
                                                              -----------      -----------      -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                                             --               --               --               --
   Net Realized Gains from Security Transactions                     --             (5,296)            --             (2,717)
                                                              -----------      -----------      -----------      -----------
   Total Distributions                                               --             (5,296)            --             (2,717)
                                                              -----------      -----------      -----------      -----------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                                1,704,428        1,546,866           38,049           43,247
   Shares Issued upon Reinvestment of Distributions                  --              4,857             --              2,579
   Shares Redeemed                                             (1,624,157)      (1,655,968)         (47,806)         (93,704)
                                                              -----------      -----------      -----------      -----------
   Total PBHG Class Transactions                                   80,271         (104,245)          (9,757)         (47,878)
                                                              -----------      -----------      -----------      -----------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                                    80,271         (104,245)          (9,757)         (47,878)
                                                              -----------      -----------      -----------      -----------
   Total Increase (Decrease) in Net Assets                        225,209           40,708             (714)         (63,954)
                                                              -----------      -----------      -----------      -----------
NET ASSETS:
   Beginning of Period                                            536,405          495,697           48,029          111,983
                                                              -----------      -----------      -----------      -----------
   End of Period                                              $   761,614      $   536,405      $    47,315      $    48,029
                                                              ===========      ===========      ===========      ===========

SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                                   54,081           75,144            3,286            3,991
   Shares Issued upon Reinvestment of Distributions                  --                249             --                249
   Shares Redeemed                                                (51,684)         (81,676)          (4,122)          (8,374)
                                                              -----------      -----------      -----------      -----------
   Total PBHG Class Share Transactions                              2,397           (6,283)            (836)          (4,134)
                                                              -----------      -----------      -----------      -----------
   Net Increase (Decrease) in Shares Outstanding                    2,397           (6,283)            (836)          (4,134)
                                                              ===========      ===========      ===========      ===========

Amounts designated as "--" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

THE PBHG FUNDS, INC.



                      [This page intentionally left blank]

THE PBHG FUNDS, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
For the Period Ended September 30, 1999 (unaudited)


                 Net                                                                           Net                     Net
                Asset        Net        Realized and       Distributions   Distributions     Asset                   Assets
                Value     Investment     Unrealized          from Net          from           Value                   End
              Beginning     Income    Gains or (Losses)    Investment        Capital          End         Total     of Period
              of Period     (Loss)      on Securities        Income           Gains         of Period    Return       (000)
--------------------------------------------------------------------------------------------------------------------------------
----------------
PBHG GROWTH FUND
----------------
  PBHG CLASS
  1999**(4)   $24.51      $(0.13)         $5.49                --               --            $29.87     21.87%      $2,722,995
  1999(4)      28.23       (0.24)         (3.48)               --               --             24.51    (13.18)%      3,228,740
  1998         21.06       (0.26)          7.43                --               --             28.23     34.05 %      5,338,380
  1997         25.30       (0.10)         (4.14)               --               --             21.06    (16.76)%      4,634,138
  1996         16.70       (0.06)          8.66                --               --             25.30     51.50 %      3,298,666
  1995(1)      14.67       (0.05)          2.09                --             $(0.01)          16.70     13.92 %      1,014,832

  PBHG ADVISOR CLASS
  1999**(4)   $24.35      $(0.16)         $5.44                --               --            $29.63     21.72%       $  72,957
  1999(4)      28.12       (0.30)         (3.47)               --               --             24.35    (13.41)%         66,235
  1998         21.03       (0.15)          7.24                --               --             28.12     33.71 %         89,227
  1997(2)      25.42       (0.06)         (4.33)               --               --             21.03    (17.27)%         12,991

-------------------------
PBHG EMERGING GROWTH FUND
-------------------------
  PBHG CLASS
  1999**(4)    $20.61     $(0.10)        $3.85                 --               --           $24.36     18.20%       $  723,761
  1999(4)       25.83      (0.18)        (4.96)                --             $(0.08)         20.61    (19.91)%         736,008
  1998          19.26      (0.24)         6.81                 --               --            25.83     34.11 %       1,404,157
  1997          23.07      (0.11)        (2.87)                --              (0.83)         19.26    (13.71)%       1,195,620
  1996          16.10      (0.07)         8.03                 --              (0.99)         23.07     50.16 %         689,705
  1995(3,4)     14.59      (0.01)         1.56                 --              (0.04)         16.10     10.64 %         411,866

--------------------------
PBHG LARGE CAP GROWTH FUND
--------------------------
PBHG CLASS
  1999**(4)    $24.57     $(0.11)       $0.24                   --              --          $24.70       0.53%       $ 115,011
  1999(4)       22.69      (0.16)        3.53                   --            $(1.49)        24.57      15.90%         144,089
  1998          14.26      (0.19)        8.82                   --             (0.20)        22.69      60.80%         145,662
  1997          14.53      (0.05)       (0.21)                  --             (0.01)        14.26      (1.77)%        119,971
  1996(6)       10.00      (0.03)        4.97                   --             (0.41)        14.53      50.47%*         53,759

-----------------------
PBHG SELECT EQUITY FUND
-----------------------
PBHG CLASS
  1999**(4)     $25.93    $(0.13)      $2.38                   --                --          $28.18       8.68%      $ 202,321
  1999(4)        24.15     (0.21)       1.99                   --                --           25.93       7.37%        235,904
  1998           15.91     (0.44)       8.68                   --                --           24.15      51.79 %       336,076
  1997           17.27     (0.13)      (1.03)                  --              $(0.20)        15.91      (6.94)%       372,486
  1996(6)        10.00     (0.05)       7.68                   --               (0.36)        17.27      77.75 %*      202,796

---------------------
PBHG CORE GROWTH FUND
---------------------
  PBHG CLASS
  1999**(4)     $14.06    $(0.09)      $2.48                   --                --          $16.45       17.00%    $  87,018
  1999(4)        13.53     (0.14)       0.67                   --                --           14.06        3.92%       86,485
  1998           10.34     (0.33)       3.52                   --                --           13.53       30.85 %     165,510
  1997           11.82     (0.09)      (1.39)                  --                --           10.34      (12.52)%     283,995
  1996(5)        10.00      --          1.82                   --                --           11.82       18.20 %      31,092

-----------------
PBHG LIMITED FUND
-----------------
  PBHG CLASS
  1999**(4)    $11.95      $(0.06)    $3.43                   --                 --          $15.32       28.20%    $  90,129
  1999(4)       14.08       (0.10)    (1.45)                  --               $(0.58)        11.95      (11.01)%     108,011
  1998           9.05       (0.10)     5.53                   --                (0.40)        14.08       60.78 %     178,168
  1997(8)       10.00        0.02     (0.93)               $(0.03)              (0.01)         9.05       (9.15)%     137,520



                                                                                   Ratio
                                              Ratio                               of Net
                                             of Net            Ratio             Investment
                                           Investment        of Expenses       Income (Loss)
                           Ratio             Income          to Average         to Average
                        of Expenses          (Loss)           Net Assets         Net Assets       Portfolio
                         to Average        to Average       (Excluding          (Excluding         Turnover
                         Net Assets        Net Assets         Waivers)            Waivers)          Rate
------------------------------------------------------------------------------------------------------------
----------------
PBHG GROWTH FUND
----------------
  PBHG CLASS
  1999**(4)                1.31%*             (1.00)%*         1.31%*             (1.00)%*         26.30%
  1999(4)                  1.32%              (0.99)%          1.32%              (0.99)%          80.51%
  1998                     1.26%              (0.74)%          1.26%              (0.74)%          94.21%
  1997                     1.25%              (0.69)%          1.25%              (0.69)%          64.89%
  1996                     1.48%              (0.79)%          1.48%              (0.79)%          44.64%
  1995(1)                  1.50%              (0.69)%          1.50%              (0.69)%         118.75%

  PBHG ADVISOR CLASS
  1999**(4)               1.56%*              (1.25)%*         1.56%*             (1.25)%*         26.30%
  1999(4)                 1.57%               (1.24)%          1.57%              (1.24)%          80.51%
  1998                    1.51%               (1.02)%          1.51%              (1.02)%          94.21%
  1997(2)                 1.53%*              (1.11)%*         1.53%*             (1.11)%*         64.89%

-------------------------
PBHG EMERGING GROWTH FUND
-------------------------
  PBHG CLASS
  1999**(4)               1.31%*             (0.93)%*          1.31%*             (0.93)%*         64.53%
  1999(4)                 1.34%              (0.80)%           1.34%              (0.80)%         101.53%
  1998                    1.27%              (0.80)%           1.27%              (0.80)%          95.21%
  1997                    1.28%              (0.36)%           1.28%              (0.36)%          47.75%
  1996                    1.47%              (0.42)%           1.47%              (0.42)%          97.05%
  1995                    1.50%*             (0.08)%*          1.50%*             (0.08)%*         27.50%


--------------------------
PBHG LARGE CAP GROWTH FUND
--------------------------
PBHG CLASS
  1999**(4)              1.27%*             (0.88)%*          1.27%*             (0.88)%*         92.68%
  1999(4)                1.25%              (0.71)%           1.25%              (0.71)%          46.16%
  1998                   1.22%              (0.79)%           1.22%              (0.79)%          46.56%
  1997                   1.23%              (0.47)%           1.23%              (0.47)%          51.70%
  1996(6)                1.50%*             (0.66)%*          2.07%*             (1.23)%*        116.75%

-----------------------
PBHG SELECT EQUITY FUND
-----------------------
PBHG CLASS
  1999**(4)             1.31%*              (0.96)%*          1.31%*             (0.96)%*        101.41%
  1999(4)               1.34%               (0.90)%           1.34%              (0.90)%          56.59%
  1998                  1.35%               (1.15)%           1.35%              (1.15)%          72.16%
  1997                  1.26%               (0.76)%           1.26%              (0.76)%          71.70%
  1996(6)               1.50%*              (0.74)%*          1.73%*             (0.97)%*        206.22%

---------------------
PBHG CORE GROWTH FUND
---------------------
  PBHG CLASS
  1999**(4)             1.41%*             (1.13)%*           1.41%*            (1.13)%*        168.48%
  1999(4)               1.45%              (1.16)%            1.45%             (1.16)%         120.93%
  1998                  1.35%              (1.07)%            1.35%             (1.07)%          72.78%
  1997                  1.36%              (0.77)%            1.36%             (0.77)%          46.75%
  1996(5)               1.50%*             (0.18)%*           2.92%*            (1.60)%*         17.00%

-----------------
PBHG LIMITED FUND
-----------------
  PBHG CLASS
  1999**(4)              1.38%*           (0.90)%*           1.38%*            (0.90)%*         47.41%
  1999(4)                1.40%            (0.81)%            1.40%             (0.81)%         111.07%
  1998                   1.40%            (0.72)%            1.40%             (0.72)%          81.36%
  1997(8)                1.42%*            0.33%*            1.42%*             0.33%*          75.46%


THE PBHG FUNDS, INC.


                    Net                                                                           Net                       Net
                   Asset        Net        Realized and       Distributions   Distributions     Asset                     Assets
                   Value     Investment     Unrealized          from Net          from           Value                     End
                 Beginning     Income    Gains or (Losses)    Investment        Capital          End          Total      of Period
                 of Period     (Loss)      on Securities        Income           Gains         of Period     Return        (000)
------------------------------------------------------------------------------------------------------------------------------------
----------------------
PBHG LARGE CAP 20 FUND
----------------------
  PBHG CLASS
  1999**(4)       $24.10      $(0.11)          $1.07                --            --            $25.06         3.98%     $454,144
  1999(4)          15.98       (0.12)           8.46                --          $(0.22)          24.10        52.52%      603,077
  1998              9.25       (0.07)           6.80                --            --             15.98        72.76%      192,631
  1997(9)          10.00       (0.01)          (0.73)            $(0.01)          --              9.25        (7.40)%      69,819

---------------------------
PBHG NEW OPPORTUNITIES FUND
---------------------------
  PBHG CLASS
  1999**(4)      $16.47       $(0.09)         $11.14               --             --            $27.52        67.09%     $43,077
  1999(4,13)      13.52        (0.01)           2.96               --             --             16.47        21.82%      16,742

-------------------------
PBHG LARGE CAP VALUE FUND
-------------------------
  PBHG CLASS
  1999**         $13.85        $0.06           $0.66               --              --           $14.57        5.20%     $34,881
  1999            13.01         0.08            2.45            $(0.10)          $(1.59)         13.85       20.29%      44,922
  1998            10.11         0.02            3.84             (0.06)           (0.90)         13.01       39.47%      76,476
  1997(10)        10.00         0.02            0.09               --              --            10.11        1.10%      26,262

-----------------------
PBHG MID-CAP VALUE FUND
-----------------------
  PBHG CLASS
  1999**         $15.09       $(0.02)          $1.51               --              --          $16.58        9.87%      $40,743
  1999            15.30         --              0.92               --            $(1.13)        15.09        8.35%       56,981
  1998(12)        10.00        (0.01)           6.00               --             (0.69)        15.30       61.06%       54,173

-------------------------
PBHG SMALL CAP VALUE FUND
-------------------------
  PBHG CLASS
  1999**(4)      $11.38       $(0.04)          $2.08               --             --          $13.42       17.93%       $67,025
  1999(4)         15.38        (0.09)          (3.06)              --            $(0.85)       11.38      (20.93)%       69,787
  1998(12)        10.00        (0.03)           6.15               --             (0.74)       15.38       62.27%       125,834

-----------------------
PBHG FOCUSED VALUE FUND
-----------------------
  PBHG CLASS
  1999**        $10.46        $(0.02)         $1.57               --             --           $12.01      14.82%        $3,988
  1999(13)       10.32          --             0.14               --             --            10.46       1.36%         3,658

-----------------------
PBHG INTERNATIONAL FUND
-----------------------
  PBHG CLASS
  1999**(4)    $11.60          --             $0.31                --            --            $11.91      2.67%       $10,290
  1999(14)      12.04        $(0.14)           0.29              $(0.17)       $(0.42)          11.60      1.42%       $12,220
  1998          11.26         (0.03)           1.83                --           (1.02)          12.04     17.46%        20,905
  1997          10.55          --              0.71                --            --             11.26      6.73%        21,265
  1996           9.13         (0.04)           1.46                --            --             10.55     15.55%        11,243
  1995(11)      10.00         (0.03)          (0.80)               --           (0.04)           9.13     (8.33)%       15,236

-----------------------
PBHG CASH RESERVES FUND
-----------------------
  PBHG CLASS
  1999**       $1.00           $0.02           --                $(0.02)          --           $1.00      4.42%*      $247,213
  1999          1.00            0.05           --                 (0.05)          --            1.00      4.84%        144,239
  1998          1.00            0.05           --                 (0.05)          --            1.00      5.13%        117,574
  1997          1.00            0.05           --                 (0.05)          --            1.00      4.89%        341,576
  1996(6)       1.00            0.05           --                 (0.05)          --            1.00      5.24%*        99,001

-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------
  PBHG CLASS
  1999**(4)   $27.59         $(0.16)        $7.44                   --            --          $34.87     26.39%       $761,614
  1999(4)      19.27          (0.19)         8.80                   --          $(0.29)        27.59     45.33%        536,405
  1998         14.63          (0.23)         5.72                   --           (0.85)        19.27     38.29%        495,697
  1997         12.48          (0.05)         2.55                   --           (0.35)        14.63     19.59%        493,156
  1996(7)      10.00          (0.02)         2.50                   --            --           12.48     24.82%         61,772

---------------------------------
PBHG STRATEGIC SMALL COMPANY FUND
---------------------------------
  PBHG CLASS
  1999**(4)   $10.54         $(0.05)       $2.23                   --             --          $12.72     20.68%     $  47,315
  1999(4)      12.89          (0.11)       (1.78)                  --           $(0.46)        10.54    (14.52)%       48,029
  1998          8.86          (0.11)        5.01                   --            (0.87)        12.89     56.54 %      111,983
  1997(10)     10.00           --          (1.14)                  --             --            8.86    (11.40)%       61,382




                                                                                   Ratio
                                              Ratio                               of Net
                                             of Net            Ratio              Investment
                                           Investment        of Expenses       Income (Loss)
                           Ratio             Income          to Average         to Average
                        of Expenses          (Loss)           Net Assets         Net Assets       Portfolio
                         to Average        to Average       (Excluding          (Excluding         Turnover
                         Net Assets        Net Assets         Waivers)            Waivers)          Rate
-----------------------------------------------------------------------------------------------------------------
----------------------
PBHG LARGE CAP 20 FUND
----------------------
PBHG CLASS
1999**(4)                1.35%*           (0.89)%*            1.35%*           (0.89)%*             72.49%
1999(4)                  1.27%            (0.64)%             1.27%            (0.64)%              76.41%
1998                     1.41%            (0.79)%             1.41%            (0.79)%              98.27%
1997(9)                  1.50%*            0.17 %*            1.50%*            0.17 %*             43.98%

---------------------------
PBHG NEW OPPORTUNITIES FUND
---------------------------
  PBHG CLASS
1999**(4)                1.47%*           (0.78)%*            1.52%*           (0.83)%*            630.96%
1999(4,13)               1.50%*           (0.80)%*            1.59%*           (0.89)%*            109.43%

-------------------------
PBHG LARGE CAP VALUE FUND
-------------------------
  PBHG CLASS
1999**                   1.15%*            0.55%*             1.15%*            0.55%*             531.65%
1999                     1.01%             0.59%              1.01%             0.59%              568.20%
1998                     1.17%             0.98%              1.17%             0.98%              403.59%
1997(10)                 1.50%*            1.61%*             1.74%*            1.37%*               0.00%

-----------------------
PBHG MID-CAP VALUE FUND
-----------------------
  PBHG CLASS
1999**                   1.50%*           (0.18)%*            1.50%*           (0.18)%*            474.08%
1999                     1.33%             0.01%              1.33%             0.01%              732.73%
1998(12)                 1.47%*           (0.17)%*            1.47%*           (0.17)%*            399.96%

-------------------------
PBHG SMALL CAP VALUE FUND
-------------------------
  PBHG CLASS
1999**(4)                1.50%*           (0.57)%*            1.59%*           (0.66)%*            175.27%
1999(4)                  1.48%            (0.71)%             1.48%            (0.71)%             273.87%
1998(12)                 1.49%*           (0.52)%*            1.49%*           (0.52)%*            263.04%

-----------------------
PBHG FOCUSED VALUE FUND
-----------------------
  PBHG CLASS
1999**                   1.50%*           (0.37)%*            2.08%*           (0.95)%*            768.62%
1999(13)                 1.50%*             0.09%*            2.67%*           (1.08)%*            173.09%

-----------------------
PBHG INTERNATIONAL FUND
-----------------------
  PBHG CLASS
1999**(4)                2.05%*           (0.12)%*            2.05%*           (0.12)%*             24.55%
1999(14)                 1.97%            (0.35)%             1.97%            (0.35)%              59.74%
1998                     2.00%            (0.13)%             2.00%            (0.13)%              85.94%
1997                     2.22%            (0.32)%             2.22%            (0.32)%              74.82%
1996                     2.25%            (0.22)%             3.03%            (1.00)%             140.26%
1995(11)                 2.25%*           (0.43)%*            2.36%*           (0.54)%*             81.72%

-----------------------
PBHG CASH RESERVES FUND
-----------------------
  PBHG CLASS
1999**                   0.70%*            4.38%*             0.70%*            4.38%*                n/a
1999                     0.70%             4.72%              0.70%             4.72%                 n/a
1998                     0.68%             5.00%              0.68%             5.00%                 n/a
1997                     0.68%             4.79%              0.68%             4.79%                 n/a
1996(6)                  0.70%*            5.05%*             0.88%*            4.87%*                n/a


The accompanying notes are an integral part of the financial statements.

THE PBHG FUNDS, INC.

--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
For the Period Ended September 30, 1999 (unaudited)

-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------
  PBHG CLASS
  1999**(4)             1.27%*            (0.99)%*           1.27%*            (0.99)%*             161.56%
  1999(4)               1.34%             (0.96)%            1.34%             (0.96)%              276.07%
  1998                  1.30%             (0.91)%            1.30%             (0.91)%              259.89%
  1997                  1.33%             (0.59)%            1.33%             (0.59)%              289.91%
  1996(7)               1.50%*            (0.50)%*           2.00%*            (1.00)%*             125.99%

---------------------------------
PBHG STRATEGIC SMALL COMPANY FUND
---------------------------------
  PBHG CLASS
  1999**(4)             1.50%*             (0.85)%*          1.73%*            (1.08)%*            121.56%
  1999(4)               1.50%              (0.97)%           1.54%             (1.01)%             140.89%
  1998                  1.45%              (0.92)%           1.45%             (0.92)%             215.46%
  1997(10)              1.50%*              0.18%*           1.50%*             0.18%*              88.88%


  *  Annualized
 **  For the six month period ended September 30, 1999.
  +  Total returns have not been annualized.
1 The information set forth in this table for the period prior to June 2, 1994 is the financial data of the Pilgrim Baxter Growth Fund, a series of the Advisor's Inner Circle II Fund. PBHG Growth Fund acquired the assets and assumed the liabilities of the Pilgrim Baxter Growth Fund on June 2, 1994.
2    The PBHG Growth Fund Advisor Class commenced operations on August 16, 1996.
3 The information set forth in this table for the periods prior to June 2, 1994 is the financial data of the Pilgrim Baxter Emerging Growth Fund, a series of the Advisor's Inner Circle Fund. PBHG Emerging Growth Fund acquired the assets and assumed the liabilities of the Pilgrim Baxter Emerging Growth Fund on June 2, 1994. The PBHG Emerging Growth Fund retained the October 31 fiscal year end of its predecessor only for fiscal year 1994. PBHG Emerging Growth changed its fiscal year end to March 31 in 1995 and reported financial information for the fiscal period from November 1, 1994 to March 31, 1995.
4    Per share calculations were performed using average shares for the period.
5    The PBHG Core Growth Fund commenced operations on December 29, 1995.
6 The PBHG Large Cap Growth Fund, the PBHG Select Equity Fund, and the PBHG Cash Reserves Fund commenced operations on April 5, 1995.
7 The PBHG Technology & Communications Fund commenced operations on September 29, 1995.
8    The PBHG Limited Fund commenced operations on June 28, 1996.
9    The PBHG Large Cap 20 Fund commenced operations on November 29, 1996.
10 The PBHG Large Cap Value Fund and the PBHG Strategic Small Company Fund commenced operations on December 31, 1996.
11   The PBHG International Fund commenced operations on June 15, 1994.
12 The PBHG Mid-Cap Value and the PBHG Small Cap Value Funds commenced operations April 30, 1997.
13 The PBHG New Opportunities Fund and the PBHG Focused Value Fund commenced operations on February 12, 1999.
14 Distributions from net investment income include $0.1659 of distribution in excess of net investment income.

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                            THE PBHG FUNDS, INC.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                            As of September 30, 1999 (UNAUDITED)

1.  ORGANIZATION

The PBHG Funds, Inc. (the "Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with sixteen series: the PBHG Growth Fund (the "Growth Fund"), the PBHG Emerging Growth Fund (the "Emerging Growth Fund"), the PBHG Large Cap Growth Fund (the "Large Cap Growth Fund"), the PBHG Select Equity Fund (the "Select Equity Fund"), the PBHG Core Growth Fund (the "Core Growth Fund"), the PBHG Limited Fund (the "Limited Fund"), the PBHG Large Cap 20 Fund (the "Large Cap 20 Fund"), the PBHG New Opportunities Fund (the "New Opportunities Fund"), the PBHG Large Cap Value Fund (the "Large Cap Value Fund"), the PBHG Mid-Cap Value Fund (the "Mid-Cap Value Fund"), the PBHG Small Cap Value Fund (the "Small Cap Value Fund"), the PBHG Focused Value Fund (the "Focused Value Fund"), the PBHG International Fund (the "International Fund"), the PBHG Technology & Communications Fund (the "Technology & Communications Fund"), and the PBHG Strategic Small Company Fund (the "Strategic Small Company Fund"), (collectively referred to as the "Equity Portfolios"), and the PBHG Cash Reserves Fund (the "Cash Reserves Fund") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio is classified as a diversified management investment company, with the exception of the Large Cap 20 and the Focused Value Funds which are classified as non-diversified management investment companies. Each Portfolio's prospectus provides a description of it's investment objectives, policies and investment strategies. The Fund is registered to offer two classes of shares, PBHG Class and Advisor Class, formerly known as the "Trust Class." Currently, the Advisor Class of shares is only offered by the Growth Fund. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolios.

SECURITY VALUATION -- Investment securities of the Equity Portfolios that are listed on a securities exchange and for which market quotations are available are valued at the last quoted sales price on each business day (normally 4:00 pm Eastern time). If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available, are valued at the last bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term investments may be valued at amortized cost which approximates market value. Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Directors believes accurately reflects fair value. The values of investment securities held by the Cash Reserves Fund are stated at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

DIVIDENDS -- Dividends from net investment income for the Equity Portfolios are declared annually, if available. Dividends from net investment income for the Cash Reserves Fund are declared daily and paid monthly. Distributions of net realized capital gains, for each portfolio, are generally made to shareholders annually, if available.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of March 31, 1999, primarily attributable to certain net operating losses and with respect to the Large Cap Value Fund gains attributable to securities sold as a result of an in-kind redemption, which for tax purposes, are not available to offset future income or have been used to offset net short-term capital gains, have been reclassified to the following accounts:

                                                         ACCUMULATED NET
                                 PAID-IN-CAPITAL          REALIZED GAIN
                                     (000)                   (000)
                                 --------------          --------------
Growth Fund                         $(40,167)                $  --
Emerging Growth Fund                  (8,190)                    4
Large Cap Growth Fund                   (227)                 (777)
Select Equity Fund                         1                (2,541)
Core Growth Fund                      (2,624)                   --
Limited Fund                             (98)               (1,032)
Large Cap 20 Fund                         --                (2,499)
New Opportunities Fund                    65                   (77)
Large Cap Value Fund                   7,576                (7,550)
Mid-Cap Value Fund                        --                    11
Small Cap Value Fund                    (748)                    5
Focused Value                              6                    (6)
International Fund                        --                  (223)
Cash Reserves Fund                        --                    (4)
Technology & Communications Fund          --                (3,886)
Strategic Small Company Fund            (714)                    3


These reclassifications have no effect on net assets or net asset value per share.

FEDERAL INCOME TAXES -- It is each Portfolio's intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

NET ASSET VALUE PER SHARE -- The net asset value per share is calculated each business day by dividing the total value of each Portfolio's assets, less liabilities, by the number of shares outstanding.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by Pilgrim Baxter & Associates, Ltd. (the "Adviser") require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

73

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                                                            THE PBHG FUNDS, INC.

                                      NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------
                                            As of September 30, 1999 (UNAUDITED)

FOREIGN CURRENCY TRANSLATION -- The books and records of the International Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Fund does not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The International Fund reports gains and losses on foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- In connection with portfolio purchases and sales of securities denominated in a foreign currency, the International Fund may enter into forward foreign currency exchange contracts. Foreign currency exchange contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain (loss) from foreign currency transactions. At September 30, 1999 the International Fund had $258 in unrealized depreciation on such foreign currency contracts.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.

All organizational costs incurred with the start up of the Core Growth Fund, the Select Equity Fund, the Large Cap Growth Fund, the Technology & Communications Fund, the Limited Fund, the Large Cap 20 Fund, the Large Cap Value Fund, the Mid-Cap Value Fund, the Small Cap Value Fund, the Strategic Small Company Fund and the Cash Reserves Fund are being amortized on a straight line basis over a period of sixty months. In the event that any of the initial shares of the Portfolio are redeemed by any holder thereof during the period that the Portfolio is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the average daily net assets of the Growth, Emerging Growth, Select Equity, Core Growth, Large Cap 20, Mid-Cap Value, Focused Value and Technology and Communications Funds, 0.75% of the average daily net assets of the Large Cap Growth Fund, 0.65% of the Large Cap Value Fund, 1.00% of the average daily net assets of the Limited, New Opportunities, Small Cap Value, International and Strategic Small Company Funds, and 0.30% of the average daily net assets of the Cash Reserves Fund.

In the interest of limiting expenses of the Portfolios, the Adviser has entered into expense limitation agreements with the Fund ("Expense Limitation Agreements"), with respect to the Core Growth, Limited, Large Cap 20, New Opportunities, Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds, pursuant to which the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolios to the extent necessary to limit the total annual expenses (expressed as a percentage of the Portfolios' average daily net assets) to 1.50% and to not more than 2.25% of the average daily net assets of the International Fund. Reimbursement by the Portfolios of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreements during any of the previous two fiscal years may be made at a later date when the Portfolios have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of each Portfolio to exceed 1.50% for the Core Growth, Limited, Large Cap 20, New Opportunities, Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds and 2.25% for the International Fund. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.50% for the Core Growth, Limited, Large Cap 20, New Opportunities, Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds and 2.25% for the International Fund, and (iii) the payment of such reimbursement was approved by the Board of Directors on a quarterly basis. At September 30, 1999, the amount of advisory fee waiver and reimbursement of third party expenses by the Adviser subject to possible reimbursement were as follows:

   SmallCap Value Fund                      $32,800
   Strategic Small Company Fund             $81,141
   Focused Value Fund                       $15,311
   New Opportunities Fund                    $8,282



Pilgrim Baxter Value Investors, Inc. (formerly Newbold's Asset Management, Inc.), a wholly-owned subsidiary of the Adviser serves as the sub-adviser to the Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Focused Value Fund and the Strategic Small Company Fund. For its services provided pursuant to its Investment Sub-Advisory Agreement with the Adviser and the Fund, Pilgrim Baxter Value Investors receives a fee from the Adviser at an annual rate of 0.40%, 0.50%, 0.65%, 0.40% and 0.30%, respectively, of the average daily net assets of the Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Focused Value Fund and the Strategic Small Company Fund. Pilgrim Baxter Value Investors receives no fees directly from the Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Focused Value Fund or the Strategic Small Company Fund.

Murray Johnstone International, Ltd. ("Murray Johnstone") serves as the sub-adviser to the International Fund. For its services provided pursuant to its Investment Sub-Advisory Agreement with the Adviser and the Fund, Murray Johnstone receives a fee from the Adviser at an annual rate of 0.50% of the International Fund's average daily net assets. Murray Johnstone receives no fees directly from the International Fund, and may periodically reduce its sub-advisory fee.

Wellington Management Company, LLP ("WMC") serves as the sub-adviser to the Cash Reserves Fund. For its services provided pursuant to the Investment Sub-Advisory Agreement with the Adviser and the Fund, WMC is entitled to receive a fee from the Adviser, computed daily and paid monthly, at an annual rate equal to 0.075% of the Cash Reserves Fund's average daily net assets up to and including $500 million and 0.020% of the Cash Reserves

                                                            THE PBHG FUNDS, INC.

Fund's average daily net assets over $500 million, but subject to a minimum annual fee of $50,000. WMC may, from time to time, waive all or a portion of its fee from the Adviser. WMC receives no fees directly from the Cash Reserves Fund.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Portfolio.

SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI Mutual Fund Services (the "Sub-Administrator"). The Sub-Administrator is an affiliate of the Fund's distributor and assists the Administrator in providing administrative services to the Fund. For acting in this capacity, the Administrator pays the Sub-Administrator a fee at the annual rate of 0.04% of the average daily assets of each portfolio with respect to the first $2.5 billion of the total average daily net assets of (i) the Fund, and (ii) PBHG Insurance Series Fund, Inc., another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.025% of the next $7.5 billion of the average daily assets of each portfolio in the PBHG Fund Family, and 0.02% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $10 billion.

The Fund has entered into an agreement with SEI Investments to manage the investments of repurchase agreements for the Funds. For its services the Liquidity Desk received $85,999 for the period ended September 30, 1999.

The Fund and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services. The Fund has adopted a Service Plan (the "Plan") on behalf of the Advisor Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides for the payment by the Fund of up to 0.25% of the average daily net assets of the Advisor Class shares for certain distribution and shareholder services. Currently only the Growth Fund has Advisor Class shareholders.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. From time to time, the Fund may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund. First Union National Bank, serves as the custodian for each of the Portfolios except the International Fund. The Northern Trust Company serves as the custodian for the International Fund.

The Fund has entered into a shareholder servicing agreement with PBHG Fund Services to provide shareholder support and other shareholder account-related services. PBHG Fund Services has, in turn, contracted with UAM Shareholder Service Center, Inc. ("UAMSSC") to assist in the provision of those services. UAMSSC receives no fees directly from the Portfolios.

SHAREHOLDER SERVICE FEES (INCLUDING OUT OF POCKET EXPENSES) PAID TO PBHG FUND SERVICES FOR THE PERIOD ENDED SEPTEMBER 30, 1999 WERE:

                                             AMOUNT
                                             (000)
                                             ------

Growth Fund                                   $710
Emerging Growth Fund                           237
Large Cap Growth Fund                           58
Select Equity Fund                              86
Core Growth Fund                                54
Limited Fund                                    33
Large Cap 20 Fund                              155
New Opportunities Fund                           7
Large Cap Value Fund                            18
Mid-Cap Value Fund                              20
Small Cap Value Fund                            19
Focused Value Fund                               3
International Fund                              12
Cash Reserve Fund                               45
Technology & Communications Fund               174
Strategic Small Company Fund                    22


Officers and directors of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund.

4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Equity Portfolios for the six months ended September 30, 1999 were as follows:

                                       PURCHASES               SALES
                                         (000)                 (000)
                                       ----------           ----------
Growth Fund                             $742,997            $1,829,294
Emerging Growth Fund                     411,954               585,820
Large Cap Growth Fund                    112,171               142,779
Select Equity Fund                       195,766               230,798
Core Growth Fund                         137,756               154,958
Limited Fund                              42,725                80,667
Large Cap 20 Fund                        330,337               498,088
New Opportunities Fund                   181,185               168,852
Large Cap Value Fund                     214,851               224,651
Mid-Cap Value Fund                       225,274               243,460
Small Cap Value Fund                     121,381               135,690
Focused Value Fund                        28,703                28,898
International Fund                           734                 3,093
Technology & Communications Fund       1,075,118               983,226
Strategic Small Company Fund              55,252                66,007

THE PBHG FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS -- CONCLUDED
--------------------------------------------------------------------------------
As of September 30, 1999 (UNAUDITED)

The book aggregate gross unrealized appreciation and depreciation of securities held by the Portfolios at September 30, 1999 are as follows:

                                                                    NET
                                                                UNREALIZED
                                UNREALIZED      UNREALIZED     APPRECIATION/
                               APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                  (000)           (000)            (000)
                                ----------      ----------     -------------
Growth Fund                     $1,262,333        $97,815       $1,164,518
Emerging Growth Fund               210,253         18,985          191,268
Large Cap Growth Fund               23,401          2,686           20,715
Select Equity Fund                  49,169          3,996           45,173
Core Growth Fund                    14,991          2,269           12,722
Limited Fund                        32,480          1,754           30,726
Large Cap 20 Fund                   99,881          9,413           90,468
New Opportunities Fund               5,839          1,143            4,696
Large Cap Value Fund                   942          1,319             (377)
Mid-Cap Value Fund                   2,464          2,710             (244)
Small Cap Value Fund                 5,940          7,218           (1,278)
Focused Value Fund                     241            235                6
International Fund                   3,002            195            2,807
Technology &
  Communications Fund              169,044         18,226          150,818
Strategic Small
  Company Fund                      11,282          3,720            7,562

The difference between book and tax cost basis at September 30, 1999 was immaterial. The Portfolios listed below had the following capital loss carryforwards at March 31, 1999, that can be used to offset future capital gains.

                          Capital Loss        Capital Loss       Capital Loss
                           Carryovers          Carryovers         Carryovers
                          Expiring 2005      Expiring 2006       Expiring 2007
                          -------------      -------------       -------------

Growth Fund                  8,022,850              --            271,063,916
Emerging Growth Fund               --               --             31,196,165
Core Growth Fund           10,246,114         28,445,344                  --
Small Cap Value Fund               --               --              8,064,419


5.  CONCENTRATIONS

The Cash Reserves Fund invests primarily in a portfolio of money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating agency, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry, state or region.

The International Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

6.  ACQUISITION

On February 12, 1999 the net assets of the PBHG Advisor Core Value Fund and the PBHG Advisor New Opportunities Fund, both series of the PBHG Advisor Funds, Inc. were acquired by the PBHG Focused Value Fund and the PBHG New Opportunities Fund respectively, pursuant to an agreement and plan of reorganization dated February 12, 1999. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code. Prior to reorganization the PBHG Advisor Core Value and PBHG Advisor New Opportunities had net assets of $1,294,123 and $9,766,893, respectively, shares outstanding of 125,435 and 722,618 respectively, and NAV's of $10.32 and $13.52, respectively. The PBHG Focused Value and the PBHG New Opportunities Funds were deemed to be the accounting survivors of the tax-free reorganizations, accordingly each Portfolio's performance history for financial reporting and advertising purposes began on February 12, 1999.

7.  LINE OF CREDIT

Each Portfolio may borrow, an amount up to its prospectus defined limitations, from a $250 million committed line of credit available to (i) the Funds and (ii) PBHG Insurance Series Fund, Inc. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.50%. As of September 30, 1999, the Growth Fund had an outstanding borrowing of $6,900,000. Listed below are the Funds which had outstanding balances during the six months ended September 30, 1999.

                              MAXIMUM            AVERAGE        DAILY WEIGHTED
                               AMOUNT           OUTSTANDING        AVERAGE
                              BORROWED           BALANCE        INTEREST RATE
                              --------           -------        -------------

Growth Fund                 $48,700,000      $   429,508            5.34%
Emerging Growth Fund         18,000,000          124,044            5.55%
Large Cap Growth Fund         3,100,000           16,940            5.44%
Select Equity Fund            2,200,000           21,858            5.61%
Core Growth Fund              5,600,000          108,197            5.54%
Large Cap 20 Fund             4,200,000           22,951            5.28%
New Opportunities Fund        2,600,000           24,590            5.74%
Large Cap Value Fund          5,400,000           38,798            5.59%
Mid-Cap Value Fund            7,600,000           63,388            5.44%
Small Cap Value Fund          3,100,000           36,066            5.43%
Technology &
   Communications Fund       34,900,000        1,436,066            5.46%
Strategic Small
   Company Fund               1,000,000           14,754            5.27%

The PBHG Funds, Inc.
--------------------------------------------------------------------------------
[LOGO OMITTED]

P.O. Box 219534
Kansas City, MO 64121-9534

Investment Adviser:
Pilgrim Baxter & Associates, Ltd.

Distributor:
SEI Investments Distribution Co.

To open an account, receive account information, or request literature please call 1-800-433-0051

PBHG-Semi-9/99